                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6174
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                            MFS INSTITUTIONAL TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: 06/30/03
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                       Date of reporting period: 12/31/03
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
ITEM 1. REPORTS TO STOCKHOLDERS.

[logo] M F S(R)                                               SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                         DECEMBER 31, 2003

                MFS(R) INSTITUTIONAL
                MID CAP GROWTH FUND


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NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call
1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
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

MFS(R) INSTITUTIONAL MID CAP GROWTH FUND

The following tables present certain information regarding the Trustees and officers of MFS Institutional
Trust, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES

JOHN W. BALLEN(2)(5) (born 09/12/59) Trustee and         DAVID H. GUNNING(4) (born 05/30/42) Trustee
President                                                Cleveland-Cliffs Inc. (mining products and service
Massachusetts Financial Services Company, Chief          provider), Vice Chairman/ Director (since April
Executive Officer and Director                           2001); Encinitos Ventures (private investment
                                                         company), Principal (1997 to April 2001); Lincoln
ROBERT J. MANNING(2)(8) (born 10/20/63) Trustee          Electric Holdings, Inc. (welding equipment
and President                                            manufacturer), Director; Southwest Gas Corporation
Massachusetts Financial Services Company, Chief          (natural gas distribution company), Director
Executive Officer, President, Chief investment
Officer and Director                                     WILLIAM R. GUTOW (born 09/27/41) Trustee
                                                         Private investor and real estate consultant; Capitol
KEVIN R. PARKE(2)(5) (born 12/14/59) Trustee             Entertainment Management Company (video franchise),
Massachusetts Financial Services Company,                Vice Chairman
President, Chief Investment Officer and Director
                                                         AMY B. LANE(4) (born 02/08/53) Trustee
ROBERT C. POZEN(2)(8) (born 08/08/46) Trustee            Retired; Merrill Lynch & Co., Inc., Managing
Massachusetts Financial Services Company, Chairman       Director, Investment Banking Group (1997 to February
(since February 2004); Harvard Law School                2001); Borders Group, Inc. (book and music
(education), John Olin Visiting Professor (since         retailer), Director; Federal Realty Investment Trust
July 2002); Secretary of Economic Affairs, The           (real estate investment trust), Trustee
Commonwealth of Massachusetts (January 2002 to
December 2002); Fidelity Investments, Vice Chairman      ABBY M. O'NEIL(3) (born 04/27/28) Trustee
(June 2000 to December 2001); Fidelity Management &      Private Investor; Rockefeller Financial Series, Inc.
Research Company (investment adviser), President         (investment advisors), Chairman and Chief Executive
(March 1997 to July 2001); The Bank of New York          Officer
(financial services), Director; Bell Canada
Enterprises (telecommunications), Director; Telesat      LAWRENCE T. PERERA (born 06/23/35) Trustee
(satellite communications), Director                     Hemenway & Barnes (attorneys), Partner

JEFFREY L. SHAMES(2)(7) (born 06/02/55) Trustee          WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Harvard University Graduate School
                                                         of Business Administration, Class of 1961 Adjunct
                                                         Professor in Entrepreneurship Emeritus; CBL &
INDEPENDENT TRUSTEES                                     Associates Properties, Inc. (real estate investment
                                                         trust), Director
J. ATWOOD IVES (born 05/01/36) Co-Chair
Private investor; KeySpan Corporation (energy            J. DALE SHERRATT (born 09/23/38) Trustee
related services), Director; Eastern Enterprises         Insight Resources, Inc. (acquisition planning
(diversified services company), Chairman, Trustee        specialists), President; Wellfleet Investments
and Chief Executive Officer (until November 2000)        (investor in health care companies), Managing
                                                         General Partner (since 1993); Cambridge
WARD SMITH (born 09/13/30) Co-Chair                      Nutraceuticals (professional nutritional products),
Private investor                                         Chief Executive Officer (until May 2001)

LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           ELAINE R. SMITH (born 04/25/46) Trustee
Brigham and Women's Hospital, Chief of Cardiac           Independent health care industry consultant
Surgery; Harvard Medical School, Professor of
Surgery

OFFICERS

JOHN W. BALLEN(5) (born 09/12/59) Trustee and            RICHARD M. HISEY (born 08/29/58) Treasurer
President                                                Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chief          Vice President (since July 2002); The Bank of New
Executive Officer and Director                           York, Senior Vice President (September 2000 to July
                                                         2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and Chief Financial Officer
Secretary and Assistant Clerk                            (prior to September 2000); Lexington Funds,
Massachusetts Financial Services Company, Senior         Treasurer (prior to September 2000)
Vice President and Associate General Counsel
                                                         ROBERT J. MANNING(6) (born 10/20/63) President
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Massachusetts Financial Services Company, Chief
Clerk                                                    Executive Officer, President, Chief Investment
Massachusetts Financial Services Company, Senior         Officer and Director
Vice President, General Counsel and Secretary
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53) Assistant           Massachusetts Financial Services Company, Vice
Treasurer                                                President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             JAMES O. YOST (born 06/12/60) Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President (prior
to November 2002)

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Appointed President on February 6, 2004.
(7) Resigned February 13, 2004.
(8) Appointed Trustee on February 24, 2004.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as Trustee of the Trust continuously since originally appointed until February 13, 2004. Mr.
Gutow has served as Trustee of the Trust continuously since originally elected. Messrs. Cohn, Ives, Perera, Poorvu,
Sherratt and Smith, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since
January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January 1, 2002, until
February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until February 6, 2004. Ms.
O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January
27, 2004. Messrs. Manning and Pozen have served as Trustees since February 24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m.
500 Boylston Street                                      to 8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGERS                                       individuals, call toll free: 1-800-637-6576 any
Eric B. Fischman+                                        business day from 9 a.m. to 5 p.m. Eastern time.
David E. Sette-Ducati+                                   (To use this service, your phone must be equipped
                                                         with a Telecommunications Device for the Deaf).
CUSTODIANS
State Street Bank and Trust Company                      For share prices, account balances, exchanges or
225 Franklin Street, Boston, MA 02110                    stock and bond outlooks, call toll free:
                                                         1-800-MFS-TALK (1-800-637-8255) anytime from a
INVESTOR INFORMATION                                     touch- tone telephone.
For information on MFS mutual funds, call your
investment professional or, for an information           WORLD WIDE WEB
kit, call toll free:                                     mfs.com
1-800-637-2929 any business day from 9 a.m. to
5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

+ MFS Investment Management

LETTER FROM THE CHAIRMAN

Dear Shareholders,
In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 16, 2004

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as his successor. Also, on February 6, 2004, Robert J. Manning was appointed MFS Chief Executive Officer, President, and Chief Investment Officer.

PORTFOLIO MANAGERS' PROFILES

Eric B. Fischman, CFA, is a portfolio manager for MFS Investment Management(R) (MFS(R)). He is a manager of the mid-cap growth and emerging growth portfolios of our mutual funds, variable annuities, and institutional accounts. Mr. Fischman joined MFS as a research analyst in 2000 specializing in the cable television, entertainment, Internet, and technical and consumer software industries. He was promoted to portfolio manager in April 2002. From 1998 to 2000, he served as an equity research analyst at State Street Research, covering the telecommunications services and telecommunications equipment industries. From 1994 to 1996, he was Vice President at Funds Distributor and, from 1992 to 1994, he was a staff attorney at the Federal Reserve Board in Washington, DC. He earned an MBA from Columbia Business School in 1998, a law degree from Boston University School of Law, and a bachelor's degree from Cornell University. He also holds the Certified Financial Analyst designation.

David E. Sette-Ducati is Senior Vice President of MFS Investment Management(R) (MFS(R)) and a portfolio manager of the emerging growth and mid-cap growth portfolios of our mutual funds, offshore investment products, variable annuities, and institutional accounts. David joined MFS in 1995 as a research analyst. He became Investment Officer in 1997, Vice President in 1999, a portfolio manager in 2000, and Senior Vice President in 2001. He earned a Master of Business Administration degree from the Amos Tuck School of Business Administration of Dartmouth College and a bachelor's degree from Williams College. In between college and graduate school, he worked as a corporate finance analyst with Lehman Brothers.

All equity portfolio managers are promoted from within MFS. Our portfolio managers are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, company-oriented, bottom-up process of selecting securities.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

FUND FACTS

Objective: Seeks to provide long-term growth of capital.

Commencement of investment operations: December 28, 1995

Size: $23.1 million net assets as of December 31, 2003

PERFORMANCE SUMMARY

Because the fund is designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RATES OF RETURN THROUGH DECEMBER 31, 2003

                                           6 Months           1 Year          3 Years          5 Years            Life*
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                     +16.37%          +39.15%          -41.88%          +11.19%          +86.14%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                     --           +39.15%          -16.55%          + 2.14%          + 8.07%
-----------------------------------------------------------------------------------------------------------------------

COMPARATIVE BENCHMARK(+)
                                           6 Months           1 Year          3 Years          5 Years            Life*
-----------------------------------------------------------------------------------------------------------------------
Russell Mid Cap Growth Index#               +20.19%          +42.71%          - 6.13%          + 2.01%          + 8.17%
-----------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, December 28, 1995, through December 31, 2003.
    Index information is from January 1, 1996.
(+) Average annual rates of return.
  # Source: Standard & Poor's Micropal, Inc.
Periods less than one year are actual, not annualized.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the fund's performance results would be less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains distributions.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in mid-sized companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

PORTFOLIO OF INVESTMENTS (Unaudited) - December 31, 2003

Stocks - 96.4%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   SHARES               VALUE
-------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 92.2%
  Airlines - 0.8%
    JetBlue Airways Corp.*                                                                7,120         $   188,822
-------------------------------------------------------------------------------------------------------------------
  Apparel Manufacturers - 1.6%
    Coach, Inc.*                                                                          2,870         $   108,343
    Reebok International Ltd.                                                             2,770             108,916
    Talbots, Inc.                                                                         5,230             160,979
                                                                                                        -----------
                                                                                                        $   378,238
-------------------------------------------------------------------------------------------------------------------
  Banks & Credit Companies - 1.5%
    Investors Financial Services Corp.                                                    8,920         $   342,617
-------------------------------------------------------------------------------------------------------------------
  Biotechnology - 4.4%
    Biogen Idec, Inc.*                                                                    5,230         $   192,359
    Celgene Corp.*#                                                                       1,740              78,335
    Genzyme Corp.*                                                                        3,390             167,263
    Gilead Sciences, Inc.*                                                                5,020             291,863
    ICOS Corp.*#                                                                          1,740              71,827
    Millennium Pharmaceuticals, Inc.*                                                     7,590             141,705
    Neurocrine Biosciences, Inc.*                                                         1,440              78,538
                                                                                                        -----------
                                                                                                        $ 1,021,890
-------------------------------------------------------------------------------------------------------------------
  Broadcast & Cable TV - 10.7%
    Citadel Broadcasting Corp.*                                                          11,180         $   250,097
    E.W. Scripps Co.                                                                      3,180             299,365
    EchoStar Communications Corp.*                                                       10,290             349,860
    Entercom Communications Corp.*                                                        6,050             320,408
    LIN TV Corp.*#                                                                        4,720             121,823
    NTL, Inc.*#                                                                          10,499             732,305
    Westwood One, Inc.*                                                                  11,690             399,915
                                                                                                        -----------
                                                                                                        $ 2,473,773
-------------------------------------------------------------------------------------------------------------------
  Brokerage & Asset Managers - 2.9%
    Affiliated Managers Group, Inc.*#                                                     1,540         $   107,169
    Ameritrade Holding Corp.*                                                            16,820             236,657
    Legg Mason, Inc.                                                                      4,100             316,438
                                                                                                        -----------
                                                                                                        $   660,264
-------------------------------------------------------------------------------------------------------------------
  Business Services - 8.0%
    Alliance Data Systems Corp.*                                                          2,270         $    62,834
    Corporate Executive Board Co.*                                                        4,710             219,816
    DST Systems, Inc.*                                                                    6,050             252,648
    Getty Images, Inc.*                                                                   7,490             375,474
    Manpower, Inc.                                                                        5,950             280,126
    Monster Worldwide, Inc.*                                                             13,120             288,115
    Paychex, Inc.                                                                         4,100             152,520
    Robert Half International, Inc.*                                                      4,610             107,597
    SunGard Data Systems, Inc.*                                                           3,790             105,021
                                                                                                        -----------
                                                                                                        $ 1,844,151
-------------------------------------------------------------------------------------------------------------------
  Chemicals - 0.2%
    Lyondell Chemical Co.                                                                 3,180         $    53,901
-------------------------------------------------------------------------------------------------------------------
  Computer Software - 5.5%
    Akamai Technologies, Inc.*#                                                           3,080         $    33,110
    Ascential Software Corp.*                                                             2,360              61,195
    BEA Systems, Inc.*                                                                   16,200             199,260
    Netscreen Technologies, Inc.*                                                         5,650             139,837
    Networks Associates, Inc.*                                                           15,070             226,653
    Symantec Corp.*                                                                       8,620             298,683
    Veritas Software Corp.*                                                               8,200             304,712
                                                                                                        -----------
                                                                                                        $ 1,263,450
-------------------------------------------------------------------------------------------------------------------
  Consumer Services - 3.2%
    Career Education Corp.*                                                               9,450         $   378,661
    Corinthian Colleges, Inc.*                                                            6,460             358,918
                                                                                                        -----------
                                                                                                        $   737,579
-------------------------------------------------------------------------------------------------------------------
  Electrical Equipment - 2.7%
    American Standard Cos., Inc.*                                                         2,150         $   216,505
    Rockwell Automation, Inc.                                                             8,100             288,360
    W.W. Grainger, Inc.                                                                   2,360             111,840
                                                                                                        -----------
                                                                                                        $   616,705
-------------------------------------------------------------------------------------------------------------------
  Electronics - 9.5%
    Agere Systems, Inc.*                                                                 89,210         $   258,709
    Amphenol Corp.*                                                                       1,030              65,848
    Analog Devices, Inc.                                                                  5,230             238,749
    Cymer, Inc.*                                                                          5,020             231,874
    Novellus Systems, Inc.*                                                               5,230             219,922
    Nvidia Corp.*                                                                         9,120             212,040
    PMC-Sierra, Inc.*#                                                                   13,750             277,062
    Vishay Intertechnology, Inc.*                                                        10,660             244,114
    Xilinx, Inc.*                                                                        11,380             440,861
                                                                                                        -----------
                                                                                                        $ 2,189,179
-------------------------------------------------------------------------------------------------------------------
  Entertainment - 0.8%
    InterActive Corp.*                                                                    5,823         $   197,574
-------------------------------------------------------------------------------------------------------------------
  Food & Non Alcoholic Beverages - 0.7%
    Hershey Foods Corp.                                                                   2,050         $   157,830
-------------------------------------------------------------------------------------------------------------------
  Gaming & Lodging - 1.5%
    Royal Caribbean Cruises Ltd.#                                                         6,460         $   224,743
    Starwood Hotels & Resorts Co.                                                         3,180             114,385
                                                                                                        -----------
                                                                                                        $   339,128
-------------------------------------------------------------------------------------------------------------------
  Medical & Health Technology & Services - 1.9%
    Fisher Scientific International, Inc.*                                                5,540         $   229,190
    Tenet Healthcare Corp.*                                                              12,630             202,711
                                                                                                        -----------
                                                                                                        $   431,901
-------------------------------------------------------------------------------------------------------------------
  Medical Equipment - 15.0%
    AmerisourceBergen Corp.                                                               2,460         $   138,129
    Apogent Technologies, Inc.*                                                           6,870             158,285
    Applera Corp.                                                                        13,840             286,626
    C.R. Bard, Inc.                                                                       3,800             308,750
    Cytyc Corp.*                                                                         38,870             534,851
    DENTSPLY International, Inc.                                                          7,180             324,321
    Guidant Corp.                                                                         4,410             265,482
    Invitrogen Corp.*                                                                     6,770             473,900
    Millipore Corp.*                                                                     10,870             467,954
    Thermo Electron Corp.*                                                               12,200             307,440
    Thoratec Corp.*#                                                                      5,940              77,279
    Waters Corp.*                                                                         3,900             129,324
                                                                                                        -----------
                                                                                                        $ 3,472,341
-------------------------------------------------------------------------------------------------------------------
  Oil Services - 3.0%
    BJ Services Co.*                                                                     10,050         $   360,795
    Cooper Cameron Corp.*                                                                 2,970             138,402
    Smith International, Inc.*                                                            4,930             204,694
                                                                                                        -----------
                                                                                                        $   703,891
-------------------------------------------------------------------------------------------------------------------
  Pharmaceuticals - 1.2%
    Medicis Pharmaceutical Corp.                                                          3,790         $   270,227
-------------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 1.4%
    Meredith Corp.                                                                        6,870         $   335,325
-------------------------------------------------------------------------------------------------------------------
  Restaurants - 1.7%
    Outback Steakhouse, Inc.                                                              3,690         $   163,135
    The Cheesecake Factory, Inc.*#                                                        5,330             234,680
                                                                                                        -----------
                                                                                                        $   397,815
-------------------------------------------------------------------------------------------------------------------
  Specialty Stores - 5.0%
    Hot Topic, Inc.*                                                                      1,950         $    57,447
    Office Depot, Inc.*                                                                   9,530             159,246
    Orbitz, Inc.#                                                                           310               7,192
    Pacific Sunwear of California, Inc.*                                                  2,860              60,403
    PETsMART, Inc.                                                                       11,670             277,746
    Ross Stores, Inc.                                                                     9,130             241,306
    Tiffany & Co.                                                                         7,790             352,108
                                                                                                        -----------
                                                                                                        $ 1,155,448
-------------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireless - 1.0%
    Spectrasite, Inc.*                                                                    6,480         $   225,180
-------------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 3.3%
    ADTRAN, Inc.                                                                          3,390         $   105,090
    Andrew Corp.*                                                                         5,940              68,370
    CIENA Corp.*                                                                         15,280             101,459
    Corning, Inc.*                                                                       25,010             260,854
    F5 Networks, Inc.*                                                                      830              20,833
    Juniper Networks, Inc.*#                                                             11,070             206,788
                                                                                                        -----------
                                                                                                        $   763,394
-------------------------------------------------------------------------------------------------------------------
  Trucking - 1.6%
    Expeditors International of Washington, Inc.                                          5,330         $   200,728
    Swift Transportation, Inc.*                                                           7,590             159,542
                                                                                                        -----------
                                                                                                        $   360,270
-------------------------------------------------------------------------------------------------------------------
  Wireless Communications - 3.1%
    American Tower Corp.*                                                                37,590         $   406,724
    Crown Castle International Corp.*                                                    27,480             303,104
                                                                                                        -----------
                                                                                                        $   709,828
-------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                       $21,290,721
-------------------------------------------------------------------------------------------------------------------
Foreign Stocks - 4.2%
  Bermuda - 1.1%
    Marvell Technology Group Ltd. (Electronics)*                                          6,360         $   241,235
-------------------------------------------------------------------------------------------------------------------
  Brazil - 0.3%
    Embraer-Empresa Brasileira de Aeronautica, ADR (Aerospace)                            2,050         $    71,812
-------------------------------------------------------------------------------------------------------------------
  Canada - 0.5%
    Four Seasons Hotels, Inc. (Gaming & Lodging)#                                         2,360         $   120,714
-------------------------------------------------------------------------------------------------------------------
  Singapore - 1.0%
    Flextronics International Ltd. (Personal Computers & Peripherals)*                   15,270         $   226,607
-------------------------------------------------------------------------------------------------------------------
  United Kingdom - 1.3%
    Amdocs Ltd. (Computer Software)*                                                     13,530         $   304,154
-------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                    $   964,522
-------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $16,813,010)                                                             $22,255,243
-------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 6.8%
-------------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL AMOUNT
                                                                                  (000 OMITTED)
-------------------------------------------------------------------------------------------------------------------
    Merrill Lynch, dated 12/31/03, due 1/02/04, total to be received
      $1,571,083 (secured by various U.S. Treasury and Federal Agency
      obligations in a jointly traded account), at Cost                                  $1,571         $ 1,571,000
-------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 7.4%
-------------------------------------------------------------------------------------------------------------------
                                                                                         SHARES
-------------------------------------------------------------------------------------------------------------------
    Navigator Securities Lending Prime Portfolio                                      1,706,262          $1,706,262
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $20,090,272)                                                        $25,532,505
Other Assets, Less Liabilities - (10.6)%                                                                 (2,437,678)
-------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                     $23,094,827
-------------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
 # All or a portion of this security is on loan.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
DECEMBER 31, 2003
-------------------------------------------------------------------------------
Assets:
  Investments, at value, including $1,664,896 of securities
    on loan (identified cost, $20,090,272)                        $  25,532,505
  Cash                                                                      751
  Receivable for investments sold                                        29,092
  Interest and dividends receivable                                       7,650
  Receivable from investment adviser                                     38,259
  Other assets                                                              440
                                                                  -------------
      Total assets                                                $  25,608,697
                                                                  -------------
Liabilities:
  Payable for investments purchased                               $     783,214
  Collateral for securities loaned, at value                          1,706,262
  Payable to affiliates -
    Management fee                                                          376
    Shareholder servicing costs                                               5
  Accrued expenses and other liabilities                                 24,013
                                                                  -------------
      Total liabilities                                           $   2,513,870
                                                                  -------------
Net assets                                                        $  23,094,827
                                                                  -------------
Net assets consist of:
  Paid-in capital                                                 $ 182,707,914
  Unrealized appreciation on investments                              5,442,236
  Accumulated net realized loss on investments                     (164,983,838)
  Accumulated net investment loss                                       (71,485)
                                                                  -------------
      Total                                                       $  23,094,827
                                                                  -------------
Shares of beneficial interest outstanding                             2,925,499
                                                                  -------------

Net asset value, offering price, and redemption price
  per share (net assets / shares of beneficial interest
  outstanding)                                                          $7.89
                                                                       ------
See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                     $      91,540
    Interest                                                             16,706
    Foreign taxes withheld                                                  (14)
                                                                  -------------
      Total investment income                                     $     108,232
                                                                  -------------
  Expenses -
    Management fee                                                $     165,893
    Trustees' compensation                                                1,523
    Shareholder servicing costs                                           2,110
    Administrative fee                                                      789
    Custodian fee                                                        11,336
    Printing and postage                                                    174
    Auditing fees                                                        19,650
    Legal fees                                                            1,787
    Registration fees                                                    12,802
    Miscellaneous                                                         2,193
                                                                  -------------
      Total expenses                                              $     217,976
    Fees paid indirectly                                                   (281)
    Reduction of expenses by investment adviser                         (38,259)
                                                                  -------------
      Net expenses                                                $     179,717
                                                                  -------------
        Net investment loss                                       $     (71,485)
                                                                  -------------
Realized and unrealized loss on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                       $  16,690,812
    Foreign currency transactions                                            (9)
                                                                  -------------
      Net realized gain on investments and foreign
        currency transactions                                     $  16,690,803
                                                                  -------------
  Change in unrealized appreciation (depreciation) -
    Investments                                                   $  (7,634,484)
    Translation of assets and liabilities in foreign
      currencies                                                              3
                                                                  -------------
        Net unrealized loss on investments and foreign
          currency translation                                    $  (7,634,481)
                                                                  -------------
          Net realized and unrealized gain on investments
            and foreign currency                                  $   9,056,322
                                                                  -------------
            Increase in net assets from operations                $   8,984,837
                                                                  -------------
See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS ENDED         YEAR ENDED
                                                                             DECEMBER 31, 2003      JUNE 30, 2003
                                                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                                         $       (71,485)   $      (113,564)
  Net realized gain (loss) on investments and foreign
    currency transactions                                                          16,690,803        (88,968,653)
  Net unrealized gain (loss) on investments and foreign
    currency transactions                                                          (7,634,481)        81,654,111
                                                                              ---------------    ---------------
    Increase (decrease) in net assets from operations                         $     8,984,837    $    (7,428,106)
                                                                              ---------------    ---------------
Net decrease in net assets from fund share transactions                       $   (56,094,372)   $   (56,926,211)
                                                                              ---------------    ---------------
      Total decrease in net assets                                            $   (47,109,535)   $   (64,354,317)
Net assets:
  At beginning of period                                                           70,204,362        134,558,679
                                                                              ---------------    ---------------
  At end of period (including accumulated net investment loss of
    $71,485 and $0, respectively)                                             $    23,094,827    $    70,204,362
                                                                              ---------------    ---------------

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights

-------------------------------------------------------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
-------------------------------------------------------------------------------------------------------------------------------

                                                                                         YEAR ENDED JUNE 30,
                                           SIX MONTHS ENDED       -----------------------------------------------------------------
                                          DECEMBER 31, 2003           2003           2002         2001         2000        1999
                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                $ 6.78         $ 6.48         $13.04       $26.08       $16.28      $15.04
                                                     ------         ------         ------       ------       ------      ------
Income from investment operations# -
  Net investment loss(S)                             $(0.01)        $(0.01)        $(0.03)      $(0.03)      $(0.08)     $(0.01)
  Net realized and unrealized gain (loss) on
    investments and foreign currency                   1.12           0.31          (6.31)       (3.49)       12.51        2.96
                                                     ------         ------         ------       ------       ------      ------
      Total from investment operations               $ 1.11         $ 0.30         $(6.34)      $(3.52)      $12.43      $ 2.95
                                                     ------         ------         ------       ------       ------      ------
Less distributions declared to shareholders -
    From net realized gain on investments            $ --           $ --           $(0.13)      $(9.52)      $(2.63)     $(1.71)
    In excess of net realized gain on
      investments                                      --             --            (0.09)        --           --          --
                                                     ------         ------         ------       ------       ------      ------
      Total distributions declared to
        shareholders                                 $ --           $ --           $(0.22)      $(9.52)      $(2.63)     $(1.71)
                                                     ------         ------         ------       ------       ------      ------
Net asset value - end of period                      $ 7.89         $ 6.78         $ 6.48       $13.04       $26.08      $16.28
                                                     ------         ------         ------       ------       ------      ------
Total return                                          16.37%++        4.63%        (49.30)%     (15.69)%      80.56%      22.05%
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                         0.64%+         0.65%          0.66%        0.66%        0.72%       0.66%
    Net investment loss                               (0.26)%+       (0.13)%        (0.32)%      (0.16)%      (0.37)%     (0.07)%
Portfolio turnover                                       56%           150%           125%         103%         156%        147%
Net assets at end of period (000 Omitted)           $23,095        $70,204       $134,559     $245,461     $127,004     $61,902

(S) From May 3, 1996 through October 31, 1999, and from July 1, 2000 through December 31, 2003, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees, in excess of 0.05% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

    Net investment loss                            $(0.02)       $(0.01)       $(0.04)       $(0.03)       $(0.09)      $(0.03)
    Ratios (to average net assets):
      Expenses##                                     0.78%+        0.75%         0.74%         0.71%         0.75%        0.80%
      Net investment loss                           (0.40)%+      (0.23)%       (0.40)%       (0.21)%       (0.40)%      (0.21)%

 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Institutional Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in a money market fund and/or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended June 30, 2003 and June 30, 2002 were as follows:

                                               JUNE 30, 2003       JUNE 30, 2002
-----------------------------------------------------------------------------
Distributions declared from:
    Ordinary income                           $  --              $1,103,546
    Long-term capital gain                       --               2,820,699
                                              ---------          ----------
Total distributions declared
                                              $  --              $3,924,245
                                              ---------          ----------

As of June 30, 2003, the components of accumulated losses on a tax basis were as follows:

              Capital loss carryforward           $(171,568,683)
              Unrealized appreciation                 9,132,765
              Post-October capital loss deferral     (6,162,006)

Post-October capital loss deferral represents losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year. For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on June 30, 2011 $(164,621,061) and June 30, 2010 $(6,947,622).

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management fees such that the fund's other expenses do not exceed 0.05% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                    First $2 billion              0.0175%
                    Next $2.5 billion             0.0130%
                    Next $2.5 billion             0.0005%
                    In excess of $7 billion       0.0000%

Shareholder Servicing Agent - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.0075%, which amounted to $2,072 for the six months ended December 31, 2003. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $1 for the six months ended December 31, 2003, as well as other expenses paid to unaffiliated vendors.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $28,041,228 and $83,101,942, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $24,034,224
                                                                 -----------
Gross unrealized appreciation                                    $ 1,563,398
Gross unrealized depreciation                                        (65,117)
                                                                 -----------
    Net unrealized appreciation                                  $ 1,498,281
                                                                 -----------

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                           SIX MONTHS ENDED DECEMBER 31, 2003           YEAR ENDED JUNE 30, 2003
                          -----------------------------------   --------------------------------
                                     SHARES            AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------
Shares sold                         479,429        $3,596,500          530,725        $3,445,799
Shares reacquired                (7,908,156)      (59,690,872)     (10,936,152)      (60,372,010)
                                 ----------      ------------      -----------      ------------
    Net decrease                 (7,428,727)     $(56,094,372)     (10,405,427)     $(56,926,211)
                                 ----------      ------------      -----------      ------------

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six month period ended December 31, 2003, was $102. The fund had no borrowings during the period.

(7) Legal Proceedings
Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue- sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC's investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(C)2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                         IMC-SEM 02/04 100

[logo] M F S(R)                                             SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                       DECEMBER 31, 2003

[graphic omitted]

          MFS(R) INSTITUTIONAL
          INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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
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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
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

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

The following tables present certain information regarding the Trustees and officers of MFS Institutional
Trust, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59) Trustee and         DAVID H. GUNNING(4) (born 05/30/42) Trustee
President                                                Cleveland-Cliffs Inc. (mining products and service
Massachusetts Financial Services Company, Chief          provider), Vice Chairman/ Director (since April
Executive Officer and Director                           2001); Encinitos Ventures (private investment
                                                         company), Principal (1997 to April 2001); Lincoln
ROBERT J. MANNING(2)(8) (born 10/20/63) Trustee and      Electric Holdings, Inc. (welding equipment
President                                                manufacturer), Director; Southwest Gas Corporation
Massachusetts Financial Services Company, Chief          (natural gas distribution company), Director
Executive Officer, President, Chief investment
Officer and Director                                     WILLIAM R. GUTOW (born 09/27/41) Trustee
                                                         Private investor and real estate consultant; Capitol
KEVIN R. PARKE(2)(5) (born 12/14/59) Trustee             Entertainment Management Company (video franchise),
Massachusetts Financial Services Company, President,     Vice Chairman
Chief Investment Officer and Director
                                                         AMY B. LANE(4) (born 02/08/53) Trustee
ROBERT C. POZEN(2)(8) (born 08/08/46) Trustee            Retired; Merrill Lynch & Co., Inc., Managing
Massachusetts Financial Services Company, Chairman       Director, Investment Banking Group (1997 to February
(since February 2004); Harvard Law School                2001); Borders Group, Inc. (book and music
(education), John Olin Visiting Professor (since         retailer), Director; Federal Realty Investment Trust
July 2002); Secretary of Economic Affairs, The           (real estate investment trust), Trustee
Commonwealth of Massachusetts (January 2002 to
December 2002); Fidelity Investments, Vice Chairman      ABBY M. O'NEIL(3) (born 04/27/28) Trustee
(June 2000 to December 2001); Fidelity Management &      Private Investor; Rockefeller Financial Series, Inc.
Research Company (investment adviser), President         (investment advisors), Chairman and Chief Executive
(March 1997 to July 2001); The Bank of New York          Officer
(financial services), Director; Bell Canada
Enterprises (telecommunications), Director; Telesat      LAWRENCE T. PERERA (born 06/23/35) Trustee
(satellite communications), Director                     Hemenway & Barnes (attorneys), Partner

JEFFREY L. SHAMES(2)(7) (born 06/02/55) Trustee          WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Harvard University Graduate School
                                                         of Business Administration, Class of 1961 Adjunct
                                                         Professor in Entrepreneurship Emeritus; CBL &
INDEPENDENT TRUSTEES                                     Associates Properties, Inc. (real estate investment
J. ATWOOD IVES (born 05/01/36) Co-Chair                  trust), Director
Private investor; KeySpan Corporation (energy
related services), Director; Eastern Enterprises         J. DALE SHERRATT (born 09/23/38) Trustee
(diversified services company), Chairman, Trustee        Insight Resources, Inc. (acquisition planning
and Chief Executive Officer (until November 2000)        specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
WARD SMITH (born 09/13/30) Co-Chair                      General Partner (since 1993); Cambridge
Private investor                                         Nutraceuticals (professional nutritional products),
                                                         Chief Executive Officer (until May 2001)
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee
Brigham and Women's Hospital, Chief of Cardiac           ELAINE R. SMITH (born 04/25/46) Trustee
Surgery; Harvard Medical School, Professor of            Independent health care industry consultant
Surgery

OFFICERS
JOHN W. BALLEN(5) (born 09/12/59) Trustee and            RICHARD M. HISEY (born 08/29/58) Treasurer
President                                                Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chief          Vice President (since July 2002); The Bank of New
Executive Officer and Director                           York, Senior Vice President (September 2000 to July
                                                         2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and Chief Financial Officer
Secretary and Assistant Clerk                            (prior to September 2000); Lexington Funds,
Massachusetts Financial Services Company, Senior         Treasurer (prior to September 2000)
Vice President and Associate General Counsel
                                                         ROBERT J. MANNING(6) (born 10/20/63) President
STEPHEN E. CAVAN (born 11/06/53) Secretary and Clerk     Massachusetts Financial Services Company, Chief
Massachusetts Financial Services Company, Senior         Executive Officer, President, Chief Investment
Vice President, General Counsel and Secretary            Officer and Director

STEPHANIE A. DESISTO (born 10/01/53) Assistant           ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
Treasurer                                                Massachusetts Financial Services Company, Vice
Massachusetts Financial Services Company, Vice           President
President (since April 2003); Brown Brothers
Harriman & Co., Senior Vice President (November 2002     JAMES O. YOST (born 06/12/60) Assistant Treasurer
to April 2003); ING Groep N.V./Aeltus Investment         Massachusetts Financial Services Company, Senior
Management, Senior Vice President (prior to November     Vice President
2002)

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Appointed President on February 6, 2004.
(7) Resigned February 13, 2004.
(8) Appointed Trustee on February 24, 2004.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as Trustee of the Trust continuously since originally appointed until February 13, 2004.
Mr. Gutow has served as Trustee of the Trust continuously since originally elected. Messrs. Cohn, Ives,
Perera, Poorvu, Sherratt and Smith, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees since February 24,
2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m.
500 Boylston Street                                      to 8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGERS                                       individuals, call toll free: 1-800-637-6576 any
David R. Mannheim+                                       business day from 9 a.m. to 5 p.m. Eastern time.
Marcus L. Smith+                                         (To use this service, your phone must be equipped
                                                         with a Telecommunications Device for the Deaf).
CUSTODIAN
State Street Bank and Trust Company                      For share prices, account balances, exchanges or
225 Franklin Street, Boston, MA 02110                    stock and bond outlooks, call toll free:
                                                         1-800-MFS-TALK (1-800-637-8255) anytime from a
INVESTOR INFORMATION                                     touch-tone telephone.
For information on MFS mutual funds, call your
investment professional or, for an information           WORLD WIDE WEB
kit, call toll free: 1-800-637-2929 any business         mfs.com
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

+ MFS Investment Management

LETTER FROM THE CHAIRMAN

Dear Shareholders,
In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 16, 2004

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as his successor. Also, on February 6, 2004, Robert J. Manning was appointed MFS Chief Executive Officer, President, and Chief Investment Officer.

PORTFOLIO MANAGERS' PROFILES

David R. Mannheim is Senior Vice President and Director of Core Portfolio Management of MFS Investment Management(R) (MFS(R)). He is portfolio manager of the global and international equity portfolios of our mutual funds, variable annuities, institutional accounts, and offshore investment products.

David joined MFS in 1988 and was named Vice President and portfolio manager in 1992, Senior Vice President in 1997, Director of International Equity Portfolio Management in 1999, and Director of Core Portfolio Management in August 2001. He is a graduate of Amherst College and the MIT Sloan School of Management.

Marcus L. Smith is Senior Vice President of MFS Investment Management(R) (MFS(R)) and portfolio manager of the international equity portfolios of our institutional accounts. Marcus joined MFS as a research analyst in 1994 after completing a Master of Business Administration degree at the Wharton School of Business of the University of Pennsylvania. He was named Investment Officer in 1996, Vice President in 1999, and portfolio manager in January 2001.

Marcus graduated from Mount Union College in 1988 with degrees in computer science and business administration and worked as a systems integrator for a consulting firm in between college and graduate school.

All equity portfolio managers are promoted from within MFS. Our portfolio managers are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, company-oriented, bottom-up process of selecting securities.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

FUND FACTS

Objective: Seeks to provide long-term growth of capital.

Commencement of investment operations: January 30, 1996

Size: $413.5 million net assets as of December 31, 2003

PERFORMANCE SUMMARY

Because the fund is designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE DATA MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RATES OF RETURN THROUGH DECEMBER 31, 2003

                                             6 Months           1 Year          3 Years          5 Years            Life*
---------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                       +21.42%          +31.02%           +6.63%          +33.43%          +90.39%
---------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                       --           +31.02%           +2.16%          + 5.94%          + 8.47%
---------------------------------------------------------------------------------------------------------------------------

COMPARATIVE BENCHMARK(+)
                                             6 Months           1 Year          3 Years          5 Years            Life*
---------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index#                              +26.69%          +39.17%           -2.57%          + 0.26%          + 3.54%
---------------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, January 30, 1996, through December 31, 2003.
    Index information is from February 1, 1996.
(+) Average annual rates of return.
  # Source: Standard & Poor's Micropal, Inc.
Periods less than one year are actual, not annualized.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the fund's performance results would be less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains distributions.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

PORTFOLIO OF INVESTMENTS (Unaudited) - December 31, 2003

Stocks - 92.0%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES                VALUE
-------------------------------------------------------------------------------------------------------------------
Foreign Stocks - 92.0%
  Australia - 3.1%
    News Corp., Ltd. (Broadcast & Cable TV)                                            433,930         $  3,917,465
    QBE Insurance Group Ltd. (Insurance)(#)                                          1,092,660            8,720,818
                                                                                                       ------------
                                                                                                       $ 12,638,283
-------------------------------------------------------------------------------------------------------------------
  Austria - 1.3%
    Erste Bank der Oesterreichischen Sparkassen AG (Banks & Credit
      Companies)                                                                        42,100         $  5,196,712
-------------------------------------------------------------------------------------------------------------------
  Bermuda - 1.1%
    Ace Ltd. (Insurance)                                                               106,960         $  4,430,283
-------------------------------------------------------------------------------------------------------------------
  Brazil - 1.1%
    Companhia Vale do Rio Doce, ADR (Metals & Mining)                                   79,200         $  4,633,200
-------------------------------------------------------------------------------------------------------------------
  Canada - 4.9%
    BCE, Inc. (Telephone Services)(#)                                                  284,787         $  6,368,510
    Canadian National Railway Co. (Railroad & Shipping)                                 73,469            4,649,118
    Canadian Natural Resources Ltd. (Oil Services)(#)                                   85,190            4,309,104
    EnCana Corp. (Energy - Independent)(#)                                              63,400            2,501,954
    Talisman Energy, Inc. (Energy - Independent)                                        42,900            2,440,522
                                                                                                       ------------
                                                                                                       $ 20,269,208
-------------------------------------------------------------------------------------------------------------------
  France - 16.8%
    Air Liquide SA (Specialty Chemicals)                                                53,061         $  9,359,592
    AXA SA (Insurance)                                                                 310,400            6,636,774
    Bouygues SA (Engineering - Construction)(#)                                         17,800              621,680
    Carrefour SA (Food & Drug Stores)                                                   82,610            4,529,758
    Credit Agricole SA (Banks & Credit Companies)                                      233,208            5,562,212
    France Telecom SA (Telephone Services)                                             214,100            6,112,657
    L'Oreal SA (Consumer Goods & Services)                                              58,400            4,782,772
    Sanofi-Synthelabo SA (Pharmaceuticals)                                             107,440            8,081,534
    Schneider Electric SA (Electrical Equipment)                                        87,003            5,689,250
    Societe Television Francaise 1 (Broadcast & Cable TV)(#)                            93,329            3,254,889
    Total SA (Energy - Independent)                                                     65,840           12,227,587
    Veolia Environnement (Utilities - Electric Power)                                  102,800            2,758,838
                                                                                                       ------------
                                                                                                       $ 69,617,543
-------------------------------------------------------------------------------------------------------------------
  Germany - 2.4%
    Bayerische Motoren Werke AG (Automotive)(#)                                        138,450         $  6,410,675
    Schering AG (Pharmaceuticals)                                                       72,600            3,672,617
                                                                                                       ------------
                                                                                                       $ 10,083,292
-------------------------------------------------------------------------------------------------------------------
  Hong Kong - 0.9%
    Esprit Asia Holdings Ltd. (Specialty Stores)                                     1,171,000         $  3,891,393
-------------------------------------------------------------------------------------------------------------------
  Hungary - 0.9%
    OTP Bank Rt., GDR (Banks & Credit Companies)*                                      145,700         $  3,824,625
-------------------------------------------------------------------------------------------------------------------
  Ireland - 1.9%
    Depfa Bank PLC (Banks & Credit Companies)(#)                                        39,700         $  5,007,005
    Irish Life & Permanent PLC (Banks & Credit Companies)                              185,080            2,984,853
                                                                                                       ------------
                                                                                                       $  7,991,858
-------------------------------------------------------------------------------------------------------------------
  Italy - 1.0%
    RAS SpA (Insurance)                                                                231,200         $  3,932,557
-------------------------------------------------------------------------------------------------------------------
  Japan - 11.9%
    Bridgestone Corp. (Automotive)(#)                                                  241,000         $  3,241,527
    Canon, Inc. (Personal Computers & Peripherals)                                     148,000            6,893,359
    Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)(#)                               437,230            6,288,994
    Citizen Watch Co. (Electronics)(#)                                                 227,000            2,087,040
    Fuji Television Network, Inc. (Broadcast & Cable TV)                                   371            2,008,494
    Honda Motor Co., Ltd. (Automotive)                                                 131,900            5,860,307
    KDDI Corp. (Telephone Services)(#)                                                     897            5,140,785
    Seiko Epson Corp. (Electronics)                                                     92,130            4,299,715
    Tokyo Broadcasting System, Inc. (Broadcast & Cable TV)                             206,600            3,291,793
    Tokyo Gas Co., Ltd. (Natural Gas - Distribution)(#)                              1,341,000            4,781,463
    Yamaha Corp. (Leisure & Toys)(#)                                                   269,300            5,291,235
                                                                                                       ------------
                                                                                                       $ 49,184,712
-------------------------------------------------------------------------------------------------------------------
  Netherlands - 3.9%
    Reed Elsevier NV (Printing & Publishing)                                           879,160         $ 10,910,826
    STMicroelectronics NV (Electronics)(#)                                             186,460            5,051,003
                                                                                                       ------------
                                                                                                       $ 15,961,829
-------------------------------------------------------------------------------------------------------------------
  Norway - 0.9%
    DNB Holding ASA (Banks & Credit Companies)(#)                                      570,440         $  3,799,510
-------------------------------------------------------------------------------------------------------------------
  Singapore - 2.6%
    DBS Group Holdings Ltd. (Banks & Credit Companies)                                 365,000         $  3,159,336
    Singapore Telecommunications Ltd. (Telephone Services)                           4,734,000            5,463,487
    United Overseas Bank Ltd. (Banks & Credit Companies)                               268,001            2,083,032
                                                                                                       ------------
                                                                                                       $ 10,705,855
-------------------------------------------------------------------------------------------------------------------
  South Korea - 1.7%
    Samsung Electronics Co., Ltd. (Electronics)                                         10,280         $  3,891,129
    Samsung SDI Co., Ltd. (Electrical Equipment)                                        27,490            3,241,582
                                                                                                       ------------
                                                                                                       $  7,132,711
-------------------------------------------------------------------------------------------------------------------
  Spain - 3.0%
    Iberdrola SA (Utilities - Electric Power)(#)                                       207,290         $  4,092,614
    Telefonica SA (Telephone Services)*                                                564,690            8,281,644
                                                                                                       ------------
                                                                                                       $ 12,374,258
-------------------------------------------------------------------------------------------------------------------
  Sweden - 1.9%
    Hennes & Mauritz AB (Specialty Stores)                                             330,900         $  7,866,742
-------------------------------------------------------------------------------------------------------------------
  Switzerland - 10.5%
    Credit Suisse Group (Banks & Credit Companies)                                     140,200         $  5,127,334
    Nestle SA (Food & Non-Alcoholic Beverages)                                          22,855            5,707,747
    Novartis AG (Pharmaceuticals)                                                      236,280           10,722,639
    Roche Holding AG (Pharmaceuticals)                                                  60,800            6,130,122
    Straumann Holding AG (Medical Equipment)                                            13,100            2,011,638
    Syngenta AG (Chemicals)                                                             47,365            3,188,802
    Synthes-Stratec, Inc. (Medical Equipment)                                            3,640            3,600,873
    UBS AG (Banks & Credit Companies)                                                  102,495            7,016,347
                                                                                                       ------------
                                                                                                       $ 43,505,502
-------------------------------------------------------------------------------------------------------------------
  United Kingdom - 20.2%
    Amvescap PLC (Brokerage & Asset Managers)                                          560,200         $  4,057,442
    AstraZeneca Group PLC (Pharmaceuticals)                                            136,440            6,527,204
    BOC Group PLC (Specialty Chemicals)                                                334,710            5,099,445
    BP PLC (Energy - Integrated)                                                       513,865            4,155,258
    British Sky Broadcasting Group PLC (Broadcast & Cable TV)                          412,680            5,178,684
    Capital Radio PLC (Broadcast & Cable TV)                                           118,500              994,184
    Diageo PLC (Alcoholic Beverages)                                                   467,888            6,138,750
    GlaxoSmithKline PLC (Pharmaceuticals)                                              161,190            3,682,975
    Granada PLC (Broadcast & Cable TV)                                               2,798,210            6,093,837
    Kingfisher PLC (Specialty Stores)                                                1,007,500            5,008,653
    Next PLC (General Merchandise)                                                     159,410            3,195,553
    Reckitt Benckiser PLC (Consumer Goods & Services)                                  492,940           11,122,229
    Royal Bank of Scotland Group PLC (Banks & Credit Companies)                        190,255            5,590,062
    Vodafone Group PLC (Wireless Communications)                                     4,683,235           11,578,343
    William Hill PLC (Gaming & Lodging)                                                660,170            5,031,927
                                                                                                       ------------
                                                                                                       $ 83,454,546
-------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                   $380,494,619
-------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $313,806,969)                                                           $380,494,619
-------------------------------------------------------------------------------------------------------------------
Short-Term Obligation - 2.7%
-------------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT
                                                                                 (000 OMITTED)
-------------------------------------------------------------------------------------------------------------------
    New Center Asset Trust, due 1/02/04, at Amortized Cost                             $11,268         $ 11,267,697
-------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 10.9%
-------------------------------------------------------------------------------------------------------------------
                                                                                        SHARES
-------------------------------------------------------------------------------------------------------------------
    Navigator Securities Lending Prime Portfolio                                    44,879,735          $44,879,735
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $369,954,401)                                                      $436,642,051

Other Assets, Less Liabilities - (5.6)%                                                                 (23,099,123)
-------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                    $413,542,928
-------------------------------------------------------------------------------------------------------------------
  * Non-income producing security.
(#) All or a portion of this security is on loan.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
DECEMBER 31, 2003
-------------------------------------------------------------------------------
Assets:
  Investments, at value, including $42,677,947 of securities
    on loan (identified cost, $369,954,401)                        $436,642,051
  Cash                                                                      167
  Foreign currency, at value (identified cost, $22,721)                  22,798
  Receivable for investments sold                                       128,132
  Receivable for fund shares sold                                    21,268,726
  Interest and dividends receivable                                     708,754
  Other assets                                                              135
                                                                   ------------
      Total assets                                                 $458,770,763
                                                                   ------------
Liabilities:
  Distributions payable                                            $    222,186
  Payable for fund shares reacquired                                    116,945
  Collateral for securities loaned, at value                         44,879,735
  Payable to affiliates for management fee                                8,969
                                                                   ------------
      Total liabilities                                            $ 45,227,835
                                                                   ------------
Net assets                                                         $413,542,928
                                                                   ------------
Net assets consist of:
  Paid-in capital                                                  $353,927,779
  Unrealized appreciation on investments and translation of
    assets and liabilities in foreign currencies                     66,702,874
  Accumulated net realized loss on investments and
    foreign currency transactions                                    (7,803,937)
  Accumulated undistributed net investment income                       716,212
                                                                   ------------
      Total                                                        $413,542,928
                                                                   ------------
Shares of beneficial interest outstanding                           29,457,070
                                                                    ----------

Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)            $14.04
                                                                      ------
See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                       $ 2,259,100
    Interest                                                            106,288
    Foreign taxes withheld                                             (258,065)
                                                                    -----------
      Total investment income                                       $ 2,107,323
                                                                    -----------
  Expenses -
    Management fee                                                  $ 1,106,703
    Trustees' compensation                                                1,519
    Shareholder servicing costs                                          12,781
    Administrative fee                                                    2,270
    Custodian fee                                                       187,531
    Printing                                                             14,056
    Postage                                                                 460
    Auditing fees                                                        16,963
    Legal fees                                                            2,462
    Registration fees                                                    19,315
    Miscellaneous                                                        12,415
                                                                    -----------
      Total expenses                                                $ 1,376,475
    Fees paid indirectly                                                 (1,460)
    Reduction of expenses by investment adviser                        (268,312)
                                                                    -----------
      Net expenses                                                  $ 1,106,703
                                                                    -----------
        Net investment income                                       $ 1,000,620
                                                                    -----------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                         $ 7,411,292
    Foreign currency transactions                                      (150,171)
                                                                    -----------
      Net realized gain on investments and foreign currency
        transactions                                                $ 7,261,121
                                                                    -----------
  Change in unrealized appreciation -
    Investments                                                     $55,268,029
    Translation of assets and liabilities in foreign
      currencies                                                         21,903
                                                                    -----------
      Net unrealized gain on investments and foreign
        currency translation                                        $55,289,932
                                                                    -----------
        Net realized and unrealized gain on investments
          and foreign currency                                      $62,551,053
                                                                    -----------
          Increase in net assets from operations                    $63,551,673
                                                                    -----------

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS ENDED
                                                                           DECEMBER 31, 2003       YEAR ENDED
                                                                                 (UNAUDITED)    JUNE 30, 2003
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                                        $   1,000,620    $   1,527,748
  Net realized gain (loss) on investments and foreign currency transactions        7,261,121       (5,687,086)
  Net unrealized gain on investments and foreign currency translation             55,289,932       11,016,194
                                                                               -------------    -------------
    Increase in net assets from operations                                     $  63,551,673    $   6,856,856
                                                                               -------------    -------------
Distributions declared to shareholders from net investment income              $  (1,588,043)   $    (400,352)
                                                                               -------------    -------------
Net increase in net assets from fund share transactions                        $ 148,783,236    $ 128,146,942
                                                                               -------------    -------------
    Total increase in net assets                                               $ 210,746,866    $ 134,603,446
Net assets:
  At beginning of period                                                         202,796,062       68,192,616
                                                                               -------------    -------------
  At end of period (including accumulated undistributed net investment
    income of $716,212 and $1,303,635, respectively)                           $ 413,542,928    $ 202,796,062
                                                                               -------------    -------------
See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights
--------------------------------------------------------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         YEAR ENDED JUNE 30,
                                             SIX MONTHS ENDED       ------------------------------------------------------------
                                            DECEMBER 31, 2003            2003           2002        2001        2000        1999
                                                  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                  $11.61          $11.77         $12.17      $16.38      $12.91      $13.88
                                                       ------          ------         ------      ------      ------      ------
Income from investment operations# -
  Net investment income(S)                             $ 0.04          $ 0.17         $ 0.09      $ 0.10      $ 0.28      $ 0.15
  Net realized and unrealized gain (loss) on
    investments and foreign currency                     2.45           (0.27)         (0.41)      (2.83)       3.75       (0.10)
                                                       ------          ------         ------      ------      ------      ------
      Total from investment operations                 $ 2.49          $(0.10)        $(0.32)     $(2.73)     $ 4.03      $ 0.05
                                                       ------          ------         ------      ------      ------      ------
Less distributions declared to shareholders -
  From net investment income                           $(0.06)         $(0.06)        $(0.08)     $(0.18)     $(0.07)     $(0.22)
  From net realized gain on investments and
    foreign currency transactions                        --              --             --         (1.28)      (0.49)      (0.80)
  In excess of net realized gain on investments
    and foreign currency transactions                    --              --             --         (0.02)       --          --
                                                       ------          ------         ------      ------      ------      ------
      Total distributions declared to
        shareholders                                   $(0.06)         $(0.06)        $(0.08)     $(1.48)     $(0.56)     $(1.02)
                                                       ------          ------         ------      ------      ------      ------
Net asset value - end of period                        $14.04          $11.61         $11.77      $12.17      $16.38      $12.91
                                                       ------          ------         ------      ------      ------      ------
Total return                                            21.42%++        (0.82)%        (2.50)%    (17.46)%     31.38%       0.74%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses##                                             0.75%+          0.78%          0.86%       0.86%       0.85%       0.87%
  Net investment income                                  0.68%+          1.66%          0.79%       0.70%       1.78%       1.18%
Portfolio turnover                                         25%             55%            73%         65%         89%        109%
Net assets at end of period (000 Omitted)            $413,543        $202,796        $68,193     $54,721     $60,925      $7,667

(S) Prior to November 1, 2002, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees, in excess of 0.10% of average daily net assets. Effective November
    1, 2002, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

    Net investment income                            $ 0.03         $ 0.14        $ 0.06       $ 0.06       $ 0.24       $ 0.06
    Ratios (to average net assets):
      Expenses##                                       0.93%+         1.04%         1.11%        1.11%        1.12%        1.54%
      Net investment income                            0.50%+         1.40%         0.54%        0.45%        1.51%        0.51%

 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Institutional International Equity Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supply valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in a money market fund and/or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended December 31, 2003, the fund's custodian fees were reduced by $1,460 under this arrangement. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended June 30, 2003, and June 30, 2002, was as follows:

                                            JUNE 30, 2003    JUNE 30, 2002
----------------------------------------------------------------------------
Distributions declared from ordinary income      $400,352         $379,591
                                                 --------         --------

As of June 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                $  1,322,723
          Capital loss carryforward                     (10,325,180)
          Post-October capital loss deferral             (2,568,554)
          Unrealized appreciation                         9,241,618
          Other temporary differences                       (19,088)

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE
          ---------------------------------------------------------
          June 30, 2009                                $   (634,069)
          June 30, 2010                                  (6,273,614)
          June 30, 2011                                  (3,417,497)
                                                       ------------
              Total                                    $(10,325,180)
                                                       ------------

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay all of the fund's operating expenses, exclusive of management fees. This is reflected as a reduction of expenses on the Statement of Operations.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.0175%
          Next $2.5 billion                                 0.0130%
          Next $2.5 billion                                 0.0005%
          In excess of $7 billion                            0.0000%

Shareholder Servicing Agent - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.0075%, which amounted to $11,074 for the six months ended December 31, 2003. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $154 for the six months ended December 31, 2003, as well as other expenses paid to unaffiliated vendors.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $193,055,001 and $69,948,624, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $372,125,725
                                                                ------------
Gross unrealized appreciation                                   $ 65,028,792
Gross unrealized depreciation                                       (512,466)
                                                                ------------
    Net unrealized appreciation                                 $ 64,516,326
                                                                ------------

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         SIX MONTHS ENDED DECEMBER 31, 2003          YEAR ENDED JUNE 30, 2003
                          -------------------------------------------------   -------------------------------
                                                   SHARES            AMOUNT          SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold                                    12,656,957      $157,123,075      12,413,007      $136,032,707
Shares issued to shareholders in
  reinvestment of distributions                    97,981         1,365,857          34,096           363,801
Shares reacquired                                (767,421)       (9,705,696)       (772,625)       (8,249,566)
                                               ----------      ------------      ----------      ------------
    Net increase                               11,987,517      $148,783,236      11,674,478      $128,146,942
                                               ----------      ------------      ----------      ------------

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended December 31, 2003, was $1,228. The fund had no borrowings during the period.

(7) Legal Proceedings
Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC's investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(C)2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                          IIE-SEM 03/04 100

[logo] M F S(R)                                               SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                         DECEMBER 31, 2003

                MFS(R) INSTITUTIONAL
                LARGE CAP GROWTH FUND


-------------------------------------------------------------------------------
NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

MFS(R) INSTITUTIONAL LARGE CAP GROWTH FUND

The following tables present certain information regarding the Trustees and officers of MFS Institutional
Trust, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59) Trustee and         DAVID H. GUNNING(4) (born 05/30/42) Trustee
President                                                Cleveland-Cliffs Inc. (mining products and service
Massachusetts Financial Services Company, Chief          provider), Vice Chairman/ Director (since April
Executive Officer and Director                           2001); Encinitos Ventures (private investment
                                                         company), Principal (1997 to April 2001); Lincoln
ROBERT J. MANNING(2)(8) (born 10/20/63) Trustee          Electric Holdings, Inc. (welding equipment
and President                                            manufacturer), Director; Southwest Gas Corporation
Massachusetts Financial Services Company, Chief          (natural gas distribution company), Director
Executive Officer, President, Chief investment
Officer and Director                                     WILLIAM R. GUTOW (born 09/27/41) Trustee
                                                         Private investor and real estate consultant;
KEVIN R. PARKE(2)(5) (born 12/14/59) Trustee             Capitol Entertainment Management Company (video
Massachusetts Financial Services Company,                franchise), Vice Chairman
President, Chief Investment Officer and Director
                                                         AMY B. LANE(4) (born 02/08/53) Trustee
ROBERT C. POZEN(2)(8) (born 08/08/46) Trustee            Retired; Merrill Lynch & Co., Inc., Managing
Massachusetts Financial Services Company, Chairman       Director, Investment Banking Group (1997 to
(since February 2004); Harvard Law School                February 2001); Borders Group, Inc. (book and
(education), John Olin Visiting Professor (since         music retailer), Director; Federal Realty
July 2002); Secretary of Economic Affairs, The           Investment Trust (real estate investment trust),
Commonwealth of Massachusetts (January 2002 to           Trustee
December 2002); Fidelity Investments, Vice
Chairman (June 2000 to December 2001); Fidelity          ABBY M. O'NEIL(3) (born 04/27/28) Trustee
Management & Research Company (investment                Private Investor; Rockefeller Financial Series,
adviser), President (March 1997 to July 2001); The       Inc. (investment advisors), Chairman and Chief
Bank of New York (financial services), Director;         Executive Officer
Bell Canada Enterprises (telecommunications),
Director; Telesat (satellite communications),            LAWRENCE T. PERERA (born 06/23/35) Trustee
Director                                                 Hemenway & Barnes (attorneys), Partner

JEFFREY L. SHAMES(2)(7) (born 06/02/55) Trustee          WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
J. ATWOOD IVES (born 05/01/36) Co-Chair                  CBL & Associates Properties, Inc. (real estate
Private investor; KeySpan Corporation (energy            investment trust), Director
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        J. DALE SHERRATT (born 09/23/38) Trustee
and Chief Executive Officer (until November 2000)        Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WARD SMITH (born 09/13/30) Co-Chair                      (investor in health care companies), Managing
Private investor                                         General Partner (since 1993); Cambridge
                                                         Nutraceuticals (professional nutritional
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           products), Chief Executive Officer (until May
Brigham and Women's Hospital, Chief of Cardiac           2001)
Surgery; Harvard Medical School, Professor of
Surgery                                                  ELAINE R. SMITH (born 04/25/46) Trustee
                                                         Independent health care industry consultant

OFFICERS
JOHN W. BALLEN(5) (born 09/12/59) Trustee and            RICHARD M. HISEY (born 08/29/58) Treasurer
President                                                Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
Massachusetts Financial Services Company, Chief          York, Senior Vice President (September 2000 to
Executive Officer and Director                           July 2002); Lexington Global Asset Managers, Inc.,
                                                         Executive Vice President and Chief Financial
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Officer (prior to September 2000); Lexington
Secretary and Assistant Clerk                            Funds, Treasurer (prior to September 2000)
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             ROBERT J. MANNING(6) (born 10/20/63) President
                                                         Massachusetts Financial Services Company, Chief
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Executive Officer, President, Chief Investment
Clerk                                                    Officer and Director
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary            ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53) Assistant           President
Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60) Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Senior
Harriman & Co., Senior Vice President (November          Vice President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President
(prior to November 2002)

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Appointed President on February 6, 2004.
(7) Resigned February 13, 2004.
(8) Appointed Trustee on February 24, 2004.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as Trustee of the Trust continuously since originally appointed until February 13, 2004.
Mr. Gutow has served as Trustee of the Trust continuously since originally elected. Messrs. Cohn, Ives,
Perera, Poorvu, Sherratt and Smith, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees since February 24,
2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGERS                                       individuals, call toll free: 1-800-637-6576 any
Margaret W. Adams+                                       business day from 9 a.m. to 5 p.m. Eastern time.
S. Irfan Ali+                                            (To use this service, your phone must be equipped
Stephen Pesek+                                           with a Telecommunications Device for the Deaf).

CUSTODIAN                                                For share prices, account balances, exchanges or
State Street Bank and Trust Company                      stock and bond outlooks, call toll free:
225 Franklin Street, Boston, MA 02110                    1-800-MFS-TALK (1-800-637-8255) anytime from a
                                                         touch-tone telephone.
INVESTOR INFORMATION
For information on MFS mutual funds, call your           WORLD WIDE WEB
investment professional or, for an information           mfs.com
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

+ MFS Investment Management

LETTER FROM THE CHAIRMAN

Dear Shareholders,
In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 16, 2004

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as his successor. Also, on February 6, 2004, Robert J. Manning was appointed MFS Chief Executive Officer, President, and Chief Investment Officer.

PORTFOLIO MANAGERS' PROFILES

Stephen Pesek, CFA, is Senior Vice President of MFS Investment Management(R) (MFS(R)) and a member of our large-cap growth portfolio management team. He manages the large-cap growth portfolios of our mutual funds, variable annuities, and institutional accounts.

Steve joined MFS in 1994 as a research analyst following the pharmaceutical, biotechnology, and electronics industries. He became a portfolio manager in 1996 and Senior Vice President in 1999.

Prior to joining MFS, he worked for seven years at Fidelity Investments as an equity analyst.

He is a graduate of the University of Pennsylvania and has an M.B.A. degree from Columbia University. He holds the Chartered Financial Analyst (CFA) designation.

Margaret W. Adams is a Vice President at MFS Investment Management(R) (MFS(R)) and portfolio manager of the Managed Sectors and team-managed Institutional Large Cap Growth portfolios. She is also an associate portfolio manager within the growth equity discipline.

Peggy joined MFS in 2000 with eleven years of portfolio management and investment-related experience at J.P. Morgan & Co. She was named portfolio manager in 2002.

She is a graduate of Brown University and the Yale School of Organization and Management.

S. Irfan Ali is Senior Vice President of MFS Investment Management(R) (MFS(R)) and a member of our large-cap growth portfolio management team. He manages the strategic growth and multi-cap portfolios of our mututal funds, variable annuities, and offshore investment products, and the large-cap growth portfolios of our institutional accounts.

Irfan joined MFS as a research analyst in 1993 after graduating from Harvard Business School with an M.B.A. degree and was named Assistant Vice President in 1996, Vice President 1997, portfolio manager in 1999, and Senior Vice President in 2001.

He completed his bachelor's degree at Harvard in 1989 and worked as a corporate finance analyst with First Boston Corp. before going to business school.

All equity portfolio managers are promoted from within MFS. Our portfolio managers are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, company-oriented, bottom-up process of selecting securities.

Note to shareholders: Effective October 31, 2003, Margaret W. Adams and
S. Irfan Ali were added as portfolio managers to the fund.



This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

FUND FACTS

Objective: Seeks to provide long-term growth of capital.

Commencement of investment operations: February 22, 2000

Size: $233.6 million net assets as of December 31, 2003

PERFORMANCE SUMMARY

Because the fund is designed for investors with long-term goals, we have provided cumulative as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RATES OF RETURN THROUGH DECEMBER 31, 2003

                                       6 Months    1 Year   3 Years      Life*
------------------------------------------------------------------------------
Cumulative Total Return                 +10.14%   +24.39%   -32.69%    -39.59%
------------------------------------------------------------------------------
Average Annual Total Return                 --    +24.39%   -12.36%    -12.25%
------------------------------------------------------------------------------

COMPARATIVE BENCHMARK(+)

                                       6 Months    1 Year   3 Years      Life*
------------------------------------------------------------------------------
Russell 1000 Growth Index#              +14.73%   +29.75%   - 9.36%    -13.33%
------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, February 22, 2000, through December 31, 2003. Index information is from March 1, 2000.
(+) Average annual rates of return.
  # Source: Standard & Poor's Micropal, Inc.
Periods less than one year are actual, not annualized.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the fund's performance results would be less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

Please see the prospectus for further information about the risks associated with investing in this fund.

PORTFOLIO OF INVESTMENTS (Unaudited) - December 31, 2003

Stocks - 98.6%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------
U.S. Stocks - 97.9%
  Airlines - 0.9%
    Southwest Airlines Co.                                                             131,200       $  2,117,568
-----------------------------------------------------------------------------------------------------------------
  Apparel Manufacturers - 0.8%
    Nike, Inc., "B"                                                                     27,400       $  1,875,804
-----------------------------------------------------------------------------------------------------------------
  Banks & Credit Companies - 9.0%
    American Express Co.                                                                83,650       $  4,034,440
    Bank of New York Co., Inc.                                                          54,800          1,814,976
    Citigroup, Inc.                                                                    103,463          5,022,094
    Fannie Mae                                                                          31,370          2,354,632
    MBNA Corp.                                                                         134,340          3,338,349
    Mellon Financial Corp.                                                              56,630          1,818,389
    Northern Trust Corp.                                                                30,480          1,414,882
    SLM Corp.                                                                           33,450          1,260,396
                                                                                                     ------------
                                                                                                     $ 21,058,158
-----------------------------------------------------------------------------------------------------------------
  Biotechnology - 4.8%
    Amgen, Inc.*                                                                        55,340       $  3,420,012
    Genentech, Inc.*                                                                     7,300            683,061
    Genzyme Corp.*                                                                      66,300          3,271,242
    Gilead Sciences, Inc.*                                                              64,820          3,768,635
                                                                                                     ------------
                                                                                                     $ 11,142,950
-----------------------------------------------------------------------------------------------------------------
  Broadcast & Cable TV - 7.8%
    Clear Channel Communications, Inc.*                                                 89,070       $  4,171,148
    Comcast Corp., "A"*                                                                130,137          4,277,603
    Cox Communications, Inc.*                                                           38,630          1,330,804
    EchoStar Communications Corp., "A"*                                                 74,500          2,533,000
    Time Warner, Inc.*                                                                 196,470          3,534,495
    Westwood One, Inc.*                                                                 66,430          2,272,570
                                                                                                     ------------
                                                                                                     $ 18,119,620
-----------------------------------------------------------------------------------------------------------------
  Brokerage & Asset Managers - 2.2%
    Goldman Sachs Group, Inc.                                                           25,520       $  2,519,590
    Merrill Lynch & Co., Inc.                                                           44,390          2,603,473
                                                                                                     ------------
                                                                                                     $  5,123,063
-----------------------------------------------------------------------------------------------------------------
  Business Services - 0.8%
    BISYS Group, Inc.*                                                                  75,720       $  1,126,713
    DST Systems, Inc.*                                                                  18,430            769,637
                                                                                                     ------------
                                                                                                     $  1,896,350
-----------------------------------------------------------------------------------------------------------------
  Chemicals - 1.1%
    3M Co.                                                                              29,010       $  2,466,720
-----------------------------------------------------------------------------------------------------------------
  Computer Software - 9.2%
    BEA Systems, Inc.##*                                                                82,820       $  1,018,686
    Mercury Interactive Corp.*                                                          46,810          2,276,838
    Microsoft Corp.                                                                    382,800         10,542,312
    Network Associates, Inc.*                                                           65,430            984,067
    Oracle Corp.*                                                                      198,220          2,616,504
    Veritas Software Corp.*                                                            112,141          4,167,160
                                                                                                     ------------
                                                                                                     $ 21,605,567
-----------------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 2.1%
    International Business Machines Corp.                                               53,230       $  4,933,356
-----------------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 1.2%
    Avon Products, Inc.                                                                 40,930       $  2,762,366
-----------------------------------------------------------------------------------------------------------------
  Consumer Services - 1.3%
    Apollo Group, Inc.*                                                                 29,740       $  2,022,320
    Career Education Corp.*                                                             25,750          1,031,803
                                                                                                     ------------
                                                                                                     $  3,054,123
-----------------------------------------------------------------------------------------------------------------
  Electrical Equipment - 4.0%
    Danaher Corp.##                                                                     18,000       $  1,651,500
    Emerson Electric Co.                                                                23,000          1,489,250
    General Electric Co.                                                               200,430          6,209,321
                                                                                                     ------------
                                                                                                     $  9,350,071
-----------------------------------------------------------------------------------------------------------------
  Electronics - 9.0%
    Analog Devices, Inc.                                                                87,470       $  3,993,006
    Intel Corp.                                                                        116,460          3,750,012
    Linear Technology Corp.                                                             44,130          1,856,549
    Maxim Integrated Products, Inc.                                                     34,460          1,716,108
    Microchip Technology, Inc.                                                          62,040          2,069,654
    Novellus Systems, Inc.*                                                             41,900          1,761,895
    Texas Instruments, Inc.                                                             98,140          2,883,353
    Xilinx, Inc.*                                                                       78,990          3,060,073
                                                                                                     ------------
                                                                                                     $ 21,090,650
-----------------------------------------------------------------------------------------------------------------
  Entertainment - 2.4%
    Viacom, Inc., "B"*                                                                 112,291       $  4,983,475
    Walt Disney Co.                                                                     22,200            517,926
                                                                                                     ------------
                                                                                                     $  5,501,401
-----------------------------------------------------------------------------------------------------------------
  Food & Drug Stores - 1.0%
    CVS Corp.                                                                           23,700       $    856,044
    Walgreen Co.                                                                        42,460          1,544,695
                                                                                                     ------------
                                                                                                     $  2,400,739
-----------------------------------------------------------------------------------------------------------------
  Food & Non Alcoholic Beverages - 1.3%
    PepsiCo, Inc.                                                                       65,360       $  3,047,083
-----------------------------------------------------------------------------------------------------------------
  Gaming & Lodging - 0.6%
    Starwood Hotels & Resorts Co.                                                       42,160       $  1,516,495
-----------------------------------------------------------------------------------------------------------------
  General Merchandise - 5.9%
    Kohl's Corp.*                                                                       97,350       $  4,374,909
    Target Corp.                                                                       120,460          4,625,664
    Wal-Mart Stores, Inc.                                                               89,990          4,773,969
                                                                                                     ------------
                                                                                                     $ 13,774,542
-----------------------------------------------------------------------------------------------------------------
  Insurance - 2.2%
    American International Group, Inc.                                                  78,900       $  5,229,492
-----------------------------------------------------------------------------------------------------------------
  Internet - 2.4%
    Ebay, Inc.*                                                                         33,050       $  2,134,700
    InterActiveCorp.##*                                                                 99,670          3,381,803
                                                                                                     ------------
                                                                                                     $  5,516,503
-----------------------------------------------------------------------------------------------------------------
  Machinery & Tools - 0.8%
    Illinois Tool Works, Inc.                                                           22,800       $  1,913,148
-----------------------------------------------------------------------------------------------------------------
  Medical & Health Technology & Services - 0.6%
    Caremark Rx, Inc.*                                                                  53,390       $  1,352,369
-----------------------------------------------------------------------------------------------------------------
  Medical Equipment - 2.4%
    Guidant Corp.                                                                       26,710       $  1,607,942
    Medtronic, Inc.                                                                     50,630          2,461,124
    Thermo Electron Corp.*                                                              59,540          1,500,408
                                                                                                     ------------
                                                                                                     $  5,569,474
-----------------------------------------------------------------------------------------------------------------
  Personal Computers & Peripherals - 2.1%
    Dell Computer Corp.*                                                               141,360       $  4,800,586
-----------------------------------------------------------------------------------------------------------------
  Pharmaceuticals - 8.2%
    Abbott Laboratories, Inc.                                                           59,840       $  2,788,544
    Johnson & Johnson Co.                                                              109,040          5,633,006
    Pfizer, Inc.                                                                       221,077          7,810,650
    Wyeth                                                                               68,190          2,894,666
                                                                                                     ------------
                                                                                                     $ 19,126,866
-----------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 1.3%
    Lamar Advertising Co., "A"*                                                         37,660       $  1,405,471
    New York Times Co., "A"                                                             31,970          1,527,847
                                                                                                     ------------
                                                                                                     $  2,933,318
-----------------------------------------------------------------------------------------------------------------
  Restaurants - 0.4%
    Outback Steakhouse, Inc.                                                            23,400       $  1,034,514
-----------------------------------------------------------------------------------------------------------------
  Specialty Stores - 2.9%
    Home Depot, Inc.                                                                    43,880       $  1,557,301
    Staples, Inc.*                                                                      72,580          1,981,434
    The TJX Cos., Inc.                                                                 114,840          2,532,222
    Williams-Sonoma, Inc.*                                                              23,250            808,403
                                                                                                     ------------
                                                                                                     $  6,879,360
-----------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 5.9%
    ADTRAN, Inc.                                                                        51,000       $  1,581,000
    Cisco Systems, Inc.*                                                               401,620          9,755,350
    Corning, Inc.*                                                                     107,900          1,125,397
    QUALCOMM, Inc.                                                                      24,100          1,299,713
                                                                                                     ------------
                                                                                                     $ 13,761,460
-----------------------------------------------------------------------------------------------------------------
  Trucking - 1.8%
    Fedex Corp.                                                                         37,300       $  2,517,750
    United Parcel Service, Inc., "B"                                                    22,330          1,664,701
                                                                                                     ------------
                                                                                                     $  4,182,451
-----------------------------------------------------------------------------------------------------------------
  Wireless Communications - 1.5%
    AT&T Wireless Services, Inc.*                                                      267,430       $  2,136,766
    Sprint Corp. (PCS Group)*                                                          246,910          1,387,634
                                                                                                     ------------
                                                                                                     $  3,524,400
-----------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                    $228,660,567
-----------------------------------------------------------------------------------------------------------------

Foreign Stocks - 0.7%
  Bermuda - 0.7%
    Ace Ltd. (Insurance)                                                                40,350       $  1,671,297
-----------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $197,873,006)                                                         $230,331,864
-----------------------------------------------------------------------------------------------------------------
Short-Term Obligation - 0.5%
-----------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT
                                                                                 (000 OMITTED)
-----------------------------------------------------------------------------------------------------------------
    General Motors Acceptance Corp., due 1/12/04, at Amortized Cost                     $1,100       $  1,099,536
-----------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.7%
-----------------------------------------------------------------------------------------------------------------
    Merrill Lynch, dated 12/31/03, due 1/02/04, total to be received
      $1,719,045 (secured by various U.S. Treasury and Federal Agency
      obligations in a jointly traded account), at Cost                                 $1,719       $  1,719,000
-----------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 2.2%
-----------------------------------------------------------------------------------------------------------------
                                                                                        SHARES
-----------------------------------------------------------------------------------------------------------------
    Navigator Securities Lending Prime Portfolio                                     5,022,807         $5,022,807
-----------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $205,714,349)                                                    $238,173,207
Other Assets, Less Liabilities - (2.0)%                                                                (4,590,319)
-----------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                  $233,582,888
-----------------------------------------------------------------------------------------------------------------
## All or a portion of this security is on loan.
 * Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
DECEMBER 31, 2003
-------------------------------------------------------------------------------
Assets:
  Investments, at value, including $4,901,128 of securities
    on loan (identified cost, $205,714,349)                        $238,173,207
  Cash                                                                   11,156
  Receivable for investments sold                                     3,435,779
  Interest and dividends receivable                                     193,477
  Receivable from investment adviser                                     42,835
                                                                   ------------
      Total assets                                                 $241,856,454
                                                                   ------------
Liabilities:
  Distributions payable                                            $     46,571
  Payable for investments purchased                                   3,160,756
  Collateral for securities loaned, at value                          5,022,807
  Payable to affiliates -
    Management fee                                                        3,179
    Shareholder servicing costs                                              48
  Accrued expenses and other liabilities                                 40,205
                                                                   ------------
      Total liabilities                                            $  8,273,566
                                                                   ------------
Net assets                                                         $233,582,888
                                                                   ------------
Net assets consist of:
  Paid-in capital                                                  $274,580,215
  Unrealized appreciation on investments and translation
    of assets and liabilities in foreign currencies                  32,458,903
  Accumulated net realized loss on investments and
    foreign currency transactions                                   (73,456,110)
  Accumulated distributions in excess of net investment income             (120)
                                                                   ------------
      Total                                                        $233,582,888
                                                                   ------------
Shares of beneficial interest outstanding                           39,341,795
                                                                    ----------

Net asset value, offering price, and redemption price
  per share (net assets / shares of beneficial
  interest outstanding)                                               $5.94
                                                                      -----
See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                       $ 1,056,726
    Interest                                                             46,506
                                                                    -----------
      Total investment income                                       $ 1,103,232
                                                                    -----------
  Expenses -
    Management fee                                                  $   900,367
    Trustees' compensation                                                2,618
    Shareholder servicing costs                                           9,053
    Administrative fee                                                    2,173
    Custodian fee                                                        44,528
    Printing and postage                                                  1,111
    Auditing fees                                                        16,350
    Legal fees                                                            2,345
    Miscellaneous                                                        25,067
                                                                    -----------
      Total expenses                                                $ 1,003,612
    Fees paid indirectly                                                   (466)
    Reduction of expenses by investment adviser                        (344,506)
                                                                    -----------
      Net expenses                                                  $   658,640
                                                                    -----------
        Net investment income                                       $   444,592
                                                                    -----------
Realized and unrealized gain (loss) on investments:
  Realized gain (identified cost basis) -
    Investment transactions                                         $15,496,321
    Foreign currency transactions                                            58
                                                                    -----------
      Net realized gain on investments and foreign
        currency transactions                                       $15,496,379
                                                                    -----------
  Change in unrealized appreciation (depreciation) -
    Investments                                                     $ 7,011,362
    Translation of assets and liabilities in foreign currencies             (48)
                                                                    -----------
      Net unrealized gain on investments and foreign
        currency translation                                        $ 7,011,314
                                                                    -----------
        Net realized and unrealized gain on investments
          and foreign currency                                      $22,507,693
                                                                    -----------
          Increase in net assets from operations                    $22,952,285
                                                                    -----------

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED           YEAR ENDED
                                                                         DECEMBER 31, 2003        JUNE 30, 2003
                                                                               (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
Increase in net assets:
From operations -
  Net investment income                                                       $    444,592         $    612,142
  Net realized gain (loss) on investments and foreign currency transactions     15,496,379          (34,011,384)
  Net unrealized gain on investments and foreign currency translation            7,011,314           33,181,664
                                                                              ------------         ------------
    Increase (decrease) in net assets from operations                         $ 22,952,285         $   (217,578)
                                                                              ------------         ------------
Distributions declared to shareholders from net investment income             $   (717,883)        $   (539,976)
                                                                              ------------         ------------
Net increase in net assets from fund share transactions                       $ 19,728,723         $ 12,102,097
                                                                              ------------         ------------
      Total increase in net assets                                            $ 41,963,125         $ 11,344,543
Net assets:
  At beginning of period                                                       191,619,763          180,275,220
                                                                              ------------         ------------
  At end of period (distributions in excess of net investment income and accumulated undistributed net investment income of $120 and
    $273,171, respectively)                                                   $233,582,888         $191,619,763
                                                                              ------------         ------------
See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
-----------------------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED JUNE 30,
                                         SIX MONTHS ENDED        ------------------------------------------      PERIOD ENDED
                                        DECEMBER 31, 2003             2003             2002            2001    JUNE 30, 2000*
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
 throughout each period):
Net asset value - beginning of period              $ 5.41           $ 5.46           $ 7.44          $ 9.88            $10.00
                                                   ------           ------           ------          ------            ------
Income from investment operations# -
  Net investment income(S)                         $ 0.01           $ 0.02           $ 0.02          $ 0.04            $ 0.03
  Net realized and unrealized gain (loss) on
    investments and foreign currency                 0.54            (0.05)           (1.98)          (2.40)            (0.15)
                                                   ------           ------           ------          ------            ------
      Total from investment operations             $ 0.55           $(0.03)          $(1.96)         $(2.36)           $(0.12)
                                                   ------           ------           ------          ------            ------
Less distributions declared to shareholders -
  From net investment income                       $(0.02)          $(0.02)          $(0.02)         $(0.02)           $ --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                     --               --               --             (0.06)             --
                                                   ------           ------           ------          ------            ------
      Total distributions declared to
        shareholders                               $(0.02)          $(0.02)          $(0.02)         $(0.08)           $ --
                                                   ------           ------           ------          ------            ------
Net asset value - end of period                    $ 5.94           $ 5.41           $ 5.46          $ 7.44            $ 9.88
                                                   ------           ------           ------          ------            ------
Total return                                        10.14%++         (0.60)%         (26.44)%        (24.07)%           (1.20)%++
Ratios (to average net assets)/
 Supplemental data(S):
  Expenses##                                         0.55%+           0.55%            0.55%           0.56%             0.57%+
  Net investment income                              0.37%+           0.35%            0.27%           0.47%             0.96%+
Portfolio turnover                                     62%             213%             217%            314%               98%
Net assets at end of period (000 Omitted)        $233,583         $191,620         $180,275        $113,893           $15,242

  (S) The investment adviser contractually agreed to pay the fund's operating expenses exclusive of management fees such that the fund's expenses do not exceed 0.05% of its average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:
        Net investment income (loss)             $ 0.00+++         $ 0.00+++        $(0.00)+++      $ 0.01            $(0.01)
        Ratios (to average net assets):
          Expenses##                               0.84%+            0.87%            0.88%           0.90%             1.87%+
          Net investment income (loss)             0.08%+            0.03%           (0.06)%          0.13%            (0.34)%+
  * For the period from the commencement of the fund's investment operations, February 22, 2000, through June 30, 2000.
  + Annualized.
 ++ Not annualized.
+++ Per share amount is less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Institutional Large Cap Growth Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in a money market fund and/or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended June 30, 2003 and June 30, 2002 was as follows:

                                                 JUNE 30, 2003    JUNE 30, 2002
-------------------------------------------------------------------------------
Distributions declared from ordinary income           $539,976         $417,502

As of June 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

           Undistributed ordinary income                 $    273,171
           Capital loss carryforward                      (63,018,448)
           Unrealized appreciation                         11,050,515
           Post-October capital loss deferral             (11,536,967)

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on June 30, 2010 $(24,725,505) and June 30, 2011 $(38,292,943).

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended December 31, 2003 were 0.50% of average daily net assets on an annualized basis. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management fees such that the fund's expenses do not exceed 0.05% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                First $2 billion                        0.0175%
                Next $2.5 billion                       0.0130%
                Next $2.5 billion                       0.0005%
                In excess of $7 billion                 0.0000%

Shareholder Servicing Agent - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.0075%, which amounted to $8,980 for the six months ended December 31, 2003. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $5 for the six months ended December 31, 2003, as well as other expenses paid to unaffiliated vendors.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $165,459,545 and $140,136,367 respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $220,111,423
                                                                   ------------
Gross unrealized appreciation                                      $ 19,336,223
Gross unrealized depreciation                                        (1,274,439)
                                                                   ------------
    Net unrealized appreciation                                    $ 18,061,784
                                                                   ------------

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                   SIX MONTHS ENDED DECEMBER 31, 2003          YEAR ENDED JUNE 30, 2003
                                   ----------------------------------       ---------------------------
                                             SHARES            AMOUNT          SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold                              11,248,325       $62,141,990       6,748,484       $32,870,175
Shares issued to shareholders in
  reinvestment of distributions             113,206           671,312         112,730           539,976
Shares reacquired                        (7,465,740)      (43,084,579)     (4,441,252)      (21,308,054)
                                        -----------      ------------     -----------      ------------
    Net increase                          3,895,791       $19,728,723       2,419,962       $12,102,097
                                        -----------      ------------     -----------      ------------

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months period ended December 31, 2003, was $845. The fund had no borrowings during the period.

(7) Legal Proceedings
Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC's investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(C)2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                         ILG-SEM-02/04 100

[logo] M F S(R)                                               SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                         DECEMBER 31, 2003

                MFS(R) INSTITUTIONAL
                RESEARCH FUND


-------------------------------------------------------------------------------
NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

MFS(R) INSTITUTIONAL RESEARCH FUND

The following tables present certain information regarding the Trustees and officers of MFS Institutional
Trust, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59) Trustee and         DAVID H. GUNNING(4) (born 05/30/42) Trustee
President                                                Cleveland-Cliffs Inc. (mining products and service
Massachusetts Financial Services Company, Chief          provider), Vice Chairman/ Director (since April
Executive Officer and Director                           2001); Encinitos Ventures (private investment
                                                         company), Principal (1997 to April 2001); Lincoln
ROBERT J. MANNING(2)(8) (born 10/20/63) Trustee          Electric Holdings, Inc. (welding equipment
and President                                            manufacturer), Director; Southwest Gas Corporation
Massachusetts Financial Services Company, Chief          (natural gas distribution company), Director
Executive Officer, President, Chief investment
Officer and Director                                     WILLIAM R. GUTOW (born 09/27/41) Trustee
                                                         Private investor and real estate consultant;
KEVIN R. PARKE(2)(5) (born 12/14/59) Trustee             Capitol Entertainment Management Company (video
Massachusetts Financial Services Company,                franchise), Vice Chairman
President, Chief Investment Officer and Director
                                                         AMY B. LANE(4) (born 02/08/53) Trustee
ROBERT C. POZEN(2)(8) (born 08/08/46) Trustee            Retired; Merrill Lynch & Co., Inc., Managing
Massachusetts Financial Services Company, Chairman       Director, Investment Banking Group (1997 to
(since February 2004); Harvard Law School                February 2001); Borders Group, Inc. (book and
(education), John Olin Visiting Professor (since         music retailer), Director; Federal Realty
July 2002); Secretary of Economic Affairs, The           Investment Trust (real estate investment trust),
Commonwealth of Massachusetts (January 2002 to           Trustee
December 2002); Fidelity Investments, Vice
Chairman (June 2000 to December 2001); Fidelity          ABBY M. O'NEIL(3) (born 04/27/28) Trustee
Management & Research Company (investment                Private Investor; Rockefeller Financial Series,
adviser), President (March 1997 to July 2001); The       Inc. (investment advisors), Chairman and Chief
Bank of New York (financial services), Director;         Executive Officer
Bell Canada Enterprises (telecommunications),
Director; Telesat (satellite communications),            LAWRENCE T. PERERA (born 06/23/35) Trustee
Director                                                 Hemenway & Barnes (attorneys), Partner

JEFFREY L. SHAMES(2)(7) (born 06/02/55) Trustee          WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                     CBL & Associates Properties, Inc. (real estate
J. ATWOOD IVES (born 05/01/36) Co-Chair                  investment trust), Director
Private investor; KeySpan Corporation (energy
related services), Director; Eastern Enterprises         J. DALE SHERRATT (born 09/23/38) Trustee
(diversified services company), Chairman, Trustee        Insight Resources, Inc. (acquisition planning
and Chief Executive Officer (until November 2000)        specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
WARD SMITH (born 09/13/30) Co-Chair                      General Partner (since 1993); Cambridge
Private investor                                         Nutraceuticals (professional nutritional
                                                         products), Chief Executive Officer (until May
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           2001)
Brigham and Women's Hospital, Chief of Cardiac
Surgery; Harvard Medical School, Professor of            ELAINE R. SMITH (born 04/25/46) Trustee
Surgery                                                  Independent health care industry consultant

OFFICERS

JOHN W. BALLEN(5) (born 09/12/59) Trustee and            RICHARD M. HISEY (born 08/29/58) Treasurer
President                                                Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chief          Vice President (since July 2002); The Bank of New
Executive Officer and Director                           York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and Chief Financial
Secretary and Assistant Clerk                            Officer (prior to September 2000); Lexington
Massachusetts Financial Services Company, Senior         Funds, Treasurer (prior to September 2000)
Vice President and Associate General Counsel
                                                         ROBERT J. MANNING(6) (born 10/20/63) President
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Massachusetts Financial Services Company, Chief
Clerk                                                    Executive Officer, President, Chief Investment
Massachusetts Financial Services Company, Senior         Officer and Director
Vice President, General Counsel and Secretary
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53) Assistant           Massachusetts Financial Services Company, Vice
Treasurer                                                President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             JAMES O. YOST (born 06/12/60) Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Appointed President on February 6, 2004.
(7) Resigned February 13, 2004.
(8) Appointed Trustee on February 24, 2004.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as Trustee of the Trust continuously since originally appointed until February 13, 2004.
Mr. Gutow has served as Trustee of the Trust continuously since originally elected. Messrs. Cohn, Ives,
Perera, Poorvu, Sherratt and Smith, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees since February 24,
2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGER                                        individuals, call toll free: 1-800-637-6576 any
David A. Antonelli+                                      business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIANS                                               with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110                    For share prices, account balances, exchanges or
                                                         stock and bond outlooks, call toll free:
INVESTOR INFORMATION                                     1-800-MFS-TALK (1-800-637-8255) anytime from a
For information on MFS mutual funds, call your           touch-tone telephone.
investment professional or, for an information
kit, call toll free: 1-800-637-2929 any business         WORLD WIDE WEB
day from 9 a.m. to 5 p.m. Eastern time (or leave a       mfs.com
message anytime).

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

+ MFS Investment Management

LETTER FROM THE CHAIRMAN

Dear Shareholders,
In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 16, 2004

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as his successor. Also, on February 6, 2004, Robert J. Manning was appointed MFS Chief Executive Officer, President, and Chief Investment Officer.

PORTFOLIO MANAGER'S PROFILE

David A. Antonelli is Senior Vice President and Director of Global Equity Research of MFS Investment Management(R) (MFS(R)). He is responsible for the hiring, training, and industry assignments of a team comprising more than 40 U.S. and non-U.S. equity research analysts. He also oversees the research process for the MFS equity research analyst teams and will also continue to serve as portfolio manager of MFS(R) International New Discovery Fund.

David joined MFS in 1991 as a research analyst following foreign stocks, with a concentration in continental Europe. He was named Vice President in 1995, portfolio manager in 1997, and Senior Vice President, Director of International Equity Research in 1999, and Director of Global Equity Research in March 2002.

David is a graduate of Pennsylvania State University and the Wharton School of the University of Pennsylvania.

All equity portfolio managers are promoted from within the company. Our portfolio managers are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, company-oriented, bottom-up process of selecting securities.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by the current prospectus.

FUND FACTS

Objective: Seeks to provide long-term growth of capital.

Commencement of investment operations: May 20, 1996

Size: $18.2 million net assets as of December 31, 2003

PERFORMANCE SUMMARY

Because the fund is designed for investors with long-term goals, we have provided the cumulative as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE DATA MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RATES OF RETURN THROUGH DECEMBER 31, 2003

                                                       6 Months           1 Year          3 Years          5 Years            Life*
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                                 +12.22%          +25.80%          -25.08%          -10.39%          +44.29%
-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                                 --           +25.80%          - 9.18%          - 2.17%          + 4.93%
-----------------------------------------------------------------------------------------------------------------------------------

COMPARATIVE BENCHMARK(+)
                                                       6 Months           1 Year          3 Years          5 Years            Life*
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Stock Index#                                    +15.14%          +28.67%          - 4.05%          - 0.57%          + 8.59%
-----------------------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, May 20, 1996, through December 31, 2003.
    Index information is from June 1, 1996.
(+) Average annual rates of return.
  # Source: Standard & Poor's Micropal, Inc.
Periods less than one year are actual, not annualized.

NOTES TO PERFORMANCE SUMMARY

A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit. See Notes to Financial Statements.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains distributions.

Please see a prospectus for further information about the risks associated with investing in this fund.

PORTFOLIO OF INVESTMENTS (Unaudited) - December 31, 2003

Stocks - 96.5%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
U.S. Stocks - 86.0%
  Aerospace - 1.4%
    Lockheed Martin Corp.                                                                 4,970       $   255,458
-----------------------------------------------------------------------------------------------------------------
  Airlines - 0.9%
    Southwest Airlines Co.                                                                9,880       $   159,463
-----------------------------------------------------------------------------------------------------------------
  Apparel Manufacturers - 0.5%
    Reebok International Ltd.                                                             2,150       $    84,538
-----------------------------------------------------------------------------------------------------------------
  Banks & Credit Companies - 11.4%
    American Express Co.                                                                  6,790       $   327,482
    Bank of America Corp.                                                                 4,290           345,045
    Bank One Corp.                                                                        4,030           183,728
    Citigroup, Inc.                                                                      11,157           541,561
    Freddie Mac                                                                           4,030           235,029
    Investors Financial Services Corp.                                                    1,000            38,410
    Mellon Financial Corp.                                                                8,180           262,660
    TCF Financial Corp.                                                                   2,530           129,915
                                                                                                      -----------
                                                                                                      $ 2,063,830
-----------------------------------------------------------------------------------------------------------------
  Biotechnology - 1.5%
    Genzyme Corp.*                                                                        3,800       $   187,492
    Gilead Sciences, Inc.*                                                                1,500            87,210
                                                                                                      -----------
                                                                                                      $   274,702
-----------------------------------------------------------------------------------------------------------------
  Broadcast & Cable TV - 3.4%
    Clear Channel Communications, Inc.                                                    6,100       $   285,663
    Comcast Corp., "A"*                                                                   7,200           236,664
    Cumulus Media, Inc., "A"*                                                             4,520            99,440
                                                                                                      -----------
                                                                                                      $   621,767
-----------------------------------------------------------------------------------------------------------------
  Brokerage & Asset Managers - 5.4%
    Franklin Resources, Inc.                                                              5,890       $   306,633
    Janus Capital Group, Inc.                                                             9,000           147,690
    Lehman Brothers Holdings, Inc.                                                        2,380           183,784
    Merrill Lynch & Co., Inc.                                                             5,960           349,554
                                                                                                      -----------
                                                                                                      $   987,661
-----------------------------------------------------------------------------------------------------------------
  Business Services - 1.8%
    Getty Images, Inc.*                                                                   4,630       $   232,102
    Monster Worldwide, Inc.*                                                              4,400            96,624
                                                                                                      -----------
                                                                                                      $   328,726
-----------------------------------------------------------------------------------------------------------------
  Chemicals - 2.7%
    Air Products & Chemicals, Inc.                                                        3,600       $   190,188
    Dow Chemical Co.                                                                      4,770           198,289
    Lyondell Chemical Co.                                                                 6,600           111,870
                                                                                                      -----------
                                                                                                      $   500,347
-----------------------------------------------------------------------------------------------------------------
  Computer Software - 5.4%
    Akamai Technologies, Inc.*##                                                          6,900       $    74,175
    Microsoft Corp.                                                                      23,670           651,872
    Netscreen Technologies, Inc.*                                                         6,800           168,300
    Networks Assoc., Inc.*                                                                5,430            81,667
    Symantec Corp.*                                                                          20               693
                                                                                                      -----------
                                                                                                      $   976,707
-----------------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 1.9%
    Hewlett-Packard Co.                                                                   9,350       $   214,769
    IBM Corp.                                                                             1,360           126,045
                                                                                                      -----------
                                                                                                      $   340,814
-----------------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 5.2%
    Colgate-Palmolive Co.                                                                 4,020       $   201,201
    Kimberly-Clark Corp.                                                                  2,910           171,952
    Newell Rubbermaid, Inc.                                                               8,480           193,089
    Procter & Gamble Co.                                                                  3,800           379,544
                                                                                                      -----------
                                                                                                      $   945,786
-----------------------------------------------------------------------------------------------------------------
  Consumer Services - 0.8%
    Corinthian Colleges, Inc.*                                                            2,680       $   148,901
-----------------------------------------------------------------------------------------------------------------
  Containers - 1.0%
    Smurfit-Stone Container Corp.*                                                       10,250       $   190,343
-----------------------------------------------------------------------------------------------------------------
  Electrical Equipment - 1.1%
    General Electric Co.                                                                  6,300       $   195,174
-----------------------------------------------------------------------------------------------------------------
  Electronics - 2.4%
    Agere Systems, Inc., "B"*                                                            56,860       $   164,894
    Intel Corp.                                                                           5,110           164,542
    Novellus Systems, Inc.*                                                               2,550           107,228
                                                                                                      -----------
                                                                                                      $   436,664
-----------------------------------------------------------------------------------------------------------------
  Energy - Independent - 0.5%
    Unocal Corp.                                                                          2,640       $    97,231
-----------------------------------------------------------------------------------------------------------------
  Energy - Integrated - 0.9%
    Amerada-Hess Corp.*                                                                     500       $    26,585
    ExxonMobil Corp.                                                                      3,506           143,746
                                                                                                      -----------
                                                                                                      $   170,331
-----------------------------------------------------------------------------------------------------------------
  Entertainment - 1.1%
    Viacom, Inc., "B"                                                                     4,439       $   197,003
-----------------------------------------------------------------------------------------------------------------
  Food & Drug Stores - 0.5%
    CVS Corp.                                                                             1,130       $    40,816
    Rite Aid Corp.*                                                                       7,850            47,414
                                                                                                      -----------
                                                                                                      $    88,230
-----------------------------------------------------------------------------------------------------------------
  Food & Non Alcoholic Beverages - 1.4%
    PepsiCo, Inc.                                                                         5,540       $   258,275
-----------------------------------------------------------------------------------------------------------------
  Forest & Paper Products - 0.9%
    Boise Cascade Corp.                                                                   3,600       $   118,296
    Bowater, Inc.                                                                           970            44,921
                                                                                                      -----------
                                                                                                      $   163,217
-----------------------------------------------------------------------------------------------------------------
  Gaming & Lodging - 0.5%
    Hilton Hotels Corp.                                                                   5,270       $    90,275
-----------------------------------------------------------------------------------------------------------------
  General Merchandise - 3.5%
    Kohl's Corp.*                                                                         8,280       $   372,103
    Target Corp.                                                                          6,830           262,272
                                                                                                      -----------
                                                                                                      $   634,375
-----------------------------------------------------------------------------------------------------------------
  Insurance - 1.0%
    American International Group, Inc.                                                    2,780       $   184,258
-----------------------------------------------------------------------------------------------------------------
  Internet - 2.1%
    Ebay, Inc.*                                                                           3,110       $   200,875
    InterActive Corp.*                                                                    5,360           181,865
                                                                                                      -----------
                                                                                                      $   382,740
-----------------------------------------------------------------------------------------------------------------
  Machinery & Tools - 0.4%
    Eaton Corp.                                                                             700       $    75,586
-----------------------------------------------------------------------------------------------------------------
  Medical & Health Technology & Services - 2.4%
    Caremark Rx, Inc.*                                                                    3,880       $    98,281
    Fisher Scientific International, Inc.*                                                2,160            89,359
    Tenet Healthcare Corp.*                                                              15,700           251,985
                                                                                                      -----------
                                                                                                      $   439,625
-----------------------------------------------------------------------------------------------------------------
  Medical Equipment - 4.1%
    AmerisourceBergen Corp.                                                               1,380       $    77,487
    Applera Corp.                                                                         3,420            70,828
    Baxter International, Inc.                                                            5,660           172,743
    Guidant Corp.                                                                         4,890           294,378
    Millipore Corp.*                                                                      1,170            50,369
    Thermo Electron Corp.*                                                                2,820            71,064
                                                                                                      -----------
                                                                                                      $   736,869
-----------------------------------------------------------------------------------------------------------------
  Oil Services - 1.3%
    Halliburton Co.                                                                       5,320       $   138,320
    Noble Corp.*                                                                          2,530            90,523
                                                                                                      -----------
                                                                                                      $   228,843
-----------------------------------------------------------------------------------------------------------------
  Pharmaceuticals - 5.0%
    Johnson & Johnson Co.                                                                 9,680       $   500,069
    Schering Plough Corp.                                                                15,400           267,806
    Wyeth                                                                                 3,390           143,905
                                                                                                      -----------
                                                                                                      $   911,780
-----------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 0.9%
    Lamar Advertising Co., "A"*                                                           4,160       $   155,251
-----------------------------------------------------------------------------------------------------------------
  Railroad & Shipping - 1.3%
    Union Pacific Corp.                                                                   3,460       $   240,401
-----------------------------------------------------------------------------------------------------------------
  Specialty Stores - 1.3%
    Home Depot, Inc.                                                                      4,770       $   169,287
    Hot Topic, Inc.*                                                                      2,300            67,758
                                                                                                      -----------
                                                                                                      $   237,045
-----------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 2.1%
    Adtran, Inc.                                                                          2,760       $    85,560
    Cisco Systems, Inc.*                                                                 11,890           288,808
                                                                                                      -----------
                                                                                                      $   374,368
-----------------------------------------------------------------------------------------------------------------
  Telephone Services - 1.6%
    Cincinnati Bell, Inc.*                                                                9,480       $    47,874
    Verizon Communications, Inc.                                                          6,850           240,298
                                                                                                      -----------
                                                                                                      $   288,172
-----------------------------------------------------------------------------------------------------------------
  Tobacco - 2.2%
    Altria Group, Inc.                                                                    7,520       $   409,238
-----------------------------------------------------------------------------------------------------------------
  Utilities - Electric Power - 2.3%
    Calpine Corp.*##                                                                      8,000       $    38,480
    Dominion Resources, Inc.                                                              1,380            88,085
    Exelon Corp.                                                                          1,100            72,996
    FirstEnergy Corp.                                                                     3,380           118,976
    PPL Corp.                                                                             2,200            96,250
                                                                                                      -----------
                                                                                                      $   414,787
-----------------------------------------------------------------------------------------------------------------
  Wireless Communications - 1.9%
    AT&T Wireless Services, Inc.*                                                        19,910       $   159,081
    Sprint Corp. (PCS Group)*                                                            32,860           184,673
                                                                                                      -----------
                                                                                                      $   343,754
-----------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                     $15,632,535
-----------------------------------------------------------------------------------------------------------------
Foreign Stocks - 10.5%
  Bermuda - 4.1%
    Ace Ltd. (Insurance)                                                                  4,210       $   174,378
    Marvell Technology Group Ltd. (Electronics)*                                          2,300            87,239
    Tyco International Ltd. (Electrical Equipment)                                       14,220           376,830
    XL Capital Ltd., "A" (Insurance)                                                      1,460           113,223
                                                                                                      -----------
                                                                                                      $   751,670
-----------------------------------------------------------------------------------------------------------------
  Canada - 0.6%
    Talisman Energy, Inc. (Energy - Independent)*                                         1,970       $   111,502
-----------------------------------------------------------------------------------------------------------------
  Cayman Islands - 1.7%
    GlobalSantaFe Corp. (Oil Services)                                                    8,319       $   206,561
    Transocean Sedco Forex, Inc. (Oil Services)                                           4,200           100,842
                                                                                                      -----------
                                                                                                      $   307,403
-----------------------------------------------------------------------------------------------------------------
  Japan - 0.4%
    Honda Motor Co., LTD., ADR (Automotive)                                               3,280       $    73,800
-----------------------------------------------------------------------------------------------------------------
  Netherlands - 0.2%
    STMicroelectronics N.V. (Electronics)                                                 1,230       $    33,222
-----------------------------------------------------------------------------------------------------------------
  Switzerland - 0.4%
    Alcon, Inc. (Medical Equipment)                                                       1,200       $    72,648
-----------------------------------------------------------------------------------------------------------------
  United Kingdom - 3.1%
    Amdocs Ltd. (Computer Software)*                                                      4,860          $109,253
    BHP Billiton PLC, ADR (Metals & Mining)                                              10,640           185,901
    BP Amoco PLC, ADR (Energy - Integrated)                                               5,300           261,555
                                                                                                      -----------
                                                                                                      $   556,709
-----------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                  $ 1,906,954
-----------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $15,408,827)                                                           $17,539,489
-----------------------------------------------------------------------------------------------------------------

Convertible Preferred Stock - 0.1%
-----------------------------------------------------------------------------------------------------------------
  United States - 0.1%
    Amerada Hess Corp. (Energy - Integrated) (Identified Cost, $12,000)                     240       $    13,164
-----------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 0.5%
-----------------------------------------------------------------------------------------------------------------
    Navigator Securities Lending Prime Portfolio, at Identified Cost                     99,400           $99,400
-----------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.8%
-----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL AMOUNT
                                                                                  (000 OMITTED)
-----------------------------------------------------------------------------------------------------------------
    Merrill Lynch, dated 12/31/03, due 1/02/04, total to be received
      $687,018 (secured by various U.S. Treasury and Federal Agency
      obligations in a jointly traded account), at Cost                                  $  687       $   687,000
-----------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $16,207,227)                                                      $18,339,053

Other Assets, Less Liabilities - (0.9)%                                                                  (164,970)
-----------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                   $18,174,083
-----------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
## All or a portion of this security is on loan.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
DECEMBER 31, 2003
-------------------------------------------------------------------------------
Assets:
  Investments, at value including $96,584 of securities on
    loan (identified cost, $16,207,227)                             $18,339,053
  Cash                                                                      366
  Receivable for investments sold                                       196,466
  Receivable for fund shares sold                                           900
  Interest and dividends receivable                                      22,604
  Other assets                                                              305
                                                                    -----------
      Total assets                                                  $18,559,694
                                                                    -----------
Liabilities:
  Payable for investments purchased                                 $   282,917
  Payable for fund shares reacquired                                      3,093
  Collateral for securities loaned, at value                             99,400
  Payable to affiliates for management fee                                  201
                                                                    -----------
      Total liabilities                                             $   385,611
                                                                    -----------
Net assets                                                          $18,174,083
                                                                    -----------
Net assets consist of:
  Paid-in capital                                                   $23,568,475
  Unrealized appreciation on investments and translation of
    assets and liabilities in foreign currencies                      2,131,828
  Accumulated net realized loss on investments and foreign
    currency transactions                                            (7,523,042)
  Accumulated distributions in excess of net investment income           (3,178)
                                                                    -----------
      Total                                                         $18,174,083
                                                                    -----------
Shares of beneficial interest outstanding                            2,054,724
                                                                     ---------
Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)             $8.85
                                                                       -----
See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                        $  136,879
    Interest                                                              2,567
    Foreign taxes withheld                                                 (697)
                                                                     ----------
      Total investment income                                        $  138,749
                                                                     ----------
  Expenses -
    Management fee                                                   $   52,977
    Trustees' compensation                                                  639
    Shareholder servicing costs                                             671
    Administrative fee                                                      182
    Custodian fee                                                         5,287
    Printing                                                              2,667
    Auditing fees                                                        16,350
    Legal fees                                                            2,012
    Registration fees                                                    10,500
    Miscellaneous                                                         1,295
                                                                     ----------
      Total expenses                                                 $   92,580
    Fees paid indirectly                                                    (46)
    Reduction of expenses by investment adviser                         (44,064)
                                                                     ----------
      Net expenses                                                   $   48,470
                                                                     ----------
        Net investment income                                        $   90,279
                                                                     ----------
Realized and unrealized gain (loss) on investments:
  Realized gain (identified cost basis) -
    Investment transactions                                          $1,484,646
    Foreign currency transactions                                           412
                                                                     ----------
      Net realized gain on investments and foreign currency
        transactions                                                 $1,485,058
                                                                     ----------

  Change in unrealized appreciation (depreciation) -
    Investments                                                      $  452,569
    Translation of assets and liabilities in foreign currencies            (303)
                                                                     ----------
      Net unrealized gain on investments and foreign currency
        translation                                                  $  452,266
                                                                     ----------
        Net realized and unrealized gain on investments and
          foreign currency                                           $1,937,324
                                                                     ----------
          Increase in net assets from operations                     $2,027,603
                                                                     ----------

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS ENDED         YEAR ENDED
                                                                           DECEMBER 31, 2003      JUNE 30, 2003
                                                                                 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                                          $    90,279        $   190,639
  Net realized gain (loss) on investments and foreign
    currency transactions                                                          1,485,058         (1,693,274)
  Net unrealized gain on investments and foreign
    currency translation                                                             452,266          1,163,022
                                                                                 -----------        -----------
      Increase (decrease) in net assets from operations                          $ 2,027,603        $  (339,613)
                                                                                 -----------        -----------
Distributions declared to shareholders from net investment income                $  (191,133)       $  (194,531)
                                                                                 -----------        -----------
Net decrease in net assets from fund share transactions                          $(1,001,366)       $(1,349,765)
                                                                                 -----------        -----------
      Total increase (decrease) in net assets                                       $835,104        $(1,883,909)
Net assets:
  At beginning of period                                                          17,338,979         19,222,888
                                                                                 -----------        -----------
  At end of period (including accumulated distributions in excess of net investment income and accumulated undistributed net investment
    income of $3,178 and $97,676, respectively)                                  $18,174,083        $17,338,979
                                                                                 -----------        -----------

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights
-------------------------------------------------------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 fiscal years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.
-------------------------------------------------------------------------------------------------------------------------------
                                                                                          YEAR ENDED JUNE 30,
                                           SIX MONTHS ENDED           ---------------------------------------------------------
                                          DECEMBER 31, 2003            2003           2002        2001        2000         1999
                                                (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                $ 7.97          $ 8.13         $10.62      $16.52      $16.27       $14.76
                                                     ------          ------         ------      ------      ------       ------
Income from investment operations# -
  Net investment income(S)                           $ 0.04          $ 0.08         $ 0.06      $ 0.04      $ 0.03       $ 0.05
  Net realized and unrealized gain (loss) on
    investments and foreign currency                   0.93           (0.16)         (2.46)      (3.25)       3.24         1.99
                                                     ------          ------         ------      ------      ------       ------
      Total from investment operations               $ 0.97          $(0.08)        $(2.40)     $(3.21)     $ 3.27       $ 2.04
                                                     ------          ------         ------      ------      ------       ------
Less distributions declared to shareholders -
  From net investment income                         $(0.09)         $(0.08)        $(0.09)     $(0.03)     $(0.08)      $(0.03)
  From net realized gain on investments and
    foreign currency transactions                      --              --             --         (2.36)      (2.94)       (0.50)
  In excess of net realized gain on investments
    and foreign currency transactions                  --              --             --         (0.30)       --           --
                                                     ------          ------         ------      ------      ------       ------
      Total distributions declared to
        shareholders                                 $(0.09)         $(0.08)        $(0.09)     $(2.69)     $(3.02)      $(0.53)
                                                     ------          ------         ------      ------      ------       ------
Net asset value - end of period                      $ 8.85          $ 7.97         $ 8.13      $10.62      $16.52       $16.27
                                                     ------          ------         ------      ------      ------       ------
Total return                                          12.22%++        (0.80)%***    (22.69)%    (21.58)%     21.67%       14.12%
Ratios (to average net assets)/Supplemental data(S):
    Expenses##                                         0.55%+          0.55%          0.56%       0.56%       0.66%        0.66%
    Net investment income                              1.01%+          1.13%          0.62%       0.31%       0.21%        0.37%
Portfolio turnover                                       82%            103%           179%         99%         99%          99%
Net assets at end of period (000 Omitted)           $18,174         $17,339        $19,223     $52,315     $73,159      $61,467

  (S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees, in excess of 0.00% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver had been in place, net investment income per share and the ratios would have been:
        Net investment income                        $ 0.02          $ 0.04         $ 0.03      $ 0.01      $ 0.01       $ 0.04
        Ratios (to average net assets):
          Expenses##                                   1.05%+          1.09%          0.87%       0.78%       0.77%        0.77%
          Net investment income                        0.51%+          0.59%          0.31%       0.09%       0.10%        0.26%
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
*** The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended June 30, 2003 would have been (2.11)%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1)  Business and Organization
MFS Institutional Research Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in a money market fund and/or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the fund received a cash settlement in the amount of $234,790, recorded as a realized gain on investment transactions. The proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.10 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended June 30, 2003 would have been 1.31% lower.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions

The tax character of distributions declared for the years ended June 30, 2003 and June 30, 2002 was as follows:

                                                  JUNE 30, 2003    JUNE 30, 2002
--------------------------------------------------------------------------------
Distributions declared from ordinary income:           $194,531         $233,332
                                                       --------         --------

As of June 30, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                 $    97,676
          Capital loss carryforward                      (8,077,422)
          Post-October capital loss deferral               (501,384)
          Unrealized appreciation                         1,250,268

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on June 30, 2010, $(5,117,479) and June 30, 2011, $(2,959,943).

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended June 30, 2003 were 0.55% of average daily net assets on an annualized basis. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management fees such that the fund's aggregate expenses do not exceed 0.00% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.0175%
          Next $2.5 billion                                 0.0130%
          Next $2.5 billion                                 0.0005%
          In excess of $7 billion                           0.0000%

Shareholder Servicing Agent - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.0075%, which amounted to $658 for the six months ended December 31, 2003. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $1 for the six months ended December 31, 2003.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $14,008,170 and $15,421,141 respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $16,735,921
                                                                  -----------
Gross unrealized appreciation                                     $ 1,817,369
Gross unrealized depreciation                                        (214,237)
                                                                  -----------
    Net unrealized appreciation                                   $ 1,603,132
                                                                  -----------

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             SIX MONTHS ENDED DECEMBER 31, 2003       YEAR ENDED JUNE 30, 2003
                                             ----------------------------------      -------------------------
                                                        SHARES           AMOUNT        SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------
Shares sold                                            103,602      $   860,907       220,608      $ 1,651,986
Shares issued to shareholders in reinvestment
  of distributions                                      21,646          191,133        27,398          194,531
Shares reacquired                                     (246,351)      (2,053,406)     (435,456)      (3,196,282)
                                                     ---------      -----------     ---------      -----------
    Net decrease                                      (121,103)     $(1,001,366)     (187,450)     $(1,349,765)
                                                     ---------      -----------     ---------      -----------

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended December 31, 2003, was $61. The fund had no borrowings during the period.

(7) Legal Proceedings
Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC's investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(C)2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                          IRF-SEM-2/04 100

[logo] M F S(R)                                             SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                       DECEMBER 31, 2003

[graphic omitted]

           MFS(R) INSTITUTIONAL
           CORE EQUITY FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

MFS(R) INSTITUTIONAL CORE EQUITY FUND

The following tables present certain information regarding the Trustees and officers of MFS Institutional Trust, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59) Trustee and         DAVID H. GUNNING(4) (born 05/30/42) Trustee
President                                                Cleveland-Cliffs Inc. (mining products and service
Massachusetts Financial Services Company, Chief          provider), Vice Chairman/ Director (since April
Executive Officer and Director                           2001); Encinitos Ventures (private investment
                                                         company), Principal (1997 to April 2001); Lincoln
ROBERT J. MANNING(2)(8) (born 10/20/63) Trustee          Electric Holdings, Inc. (welding equipment
and President                                            manufacturer), Director; Southwest Gas Corporation
Massachusetts Financial Services Company, Chief          (natural gas distribution company), Director
Executive Officer, President, Chief investment
Officer and Director                                     WILLIAM R. GUTOW (born 09/27/41) Trustee
                                                         Private investor and real estate consultant;
KEVIN R. PARKE(2)(5) (born 12/14/59) Trustee             Capitol Entertainment Management Company (video
Massachusetts Financial Services Company,                franchise), Vice Chairman
President, Chief Investment Officer and Director
                                                         AMY B. LANE(4) (born 02/08/53) Trustee
ROBERT C. POZEN(2)(8) (born 08/08/46) Trustee            Retired; Merrill Lynch & Co., Inc., Managing
Massachusetts Financial Services Company, Chairman       Director, Investment Banking Group (1997 to
(since February 2004); Harvard Law School                February 2001); Borders Group, Inc. (book and
(education), John Olin Visiting Professor (since         music retailer), Director; Federal Realty
July 2002); Secretary of Economic Affairs, The           Investment Trust (real estate investment trust),
Commonwealth of Massachusetts (January 2002 to           Trustee
December 2002); Fidelity Investments, Vice
Chairman (June 2000 to December 2001); Fidelity          ABBY M. O'NEIL(3) (born 04/27/28) Trustee
Management & Research Company (investment                Private Investor; Rockefeller Financial Series,
adviser), President (March 1997 to July 2001); The       Inc. (investment advisors), Chairman and Chief
Bank of New York (financial services), Director;         Executive Officer
Bell Canada Enterprises (telecommunications),
Director; Telesat (satellite communications),            LAWRENCE T. PERERA (born 06/23/35) Trustee
Director                                                 Hemenway & Barnes (attorneys), Partner

JEFFREY L. SHAMES(2)(7) (born 06/02/55) Trustee          WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                     CBL & Associates Properties, Inc. (real estate
J. ATWOOD IVES (born 05/01/36) Co-Chair                  investment trust), Director
Private investor; KeySpan Corporation (energy
related services), Director; Eastern Enterprises         J. DALE SHERRATT (born 09/23/38) Trustee
(diversified services company), Chairman, Trustee        Insight Resources, Inc. (acquisition planning
and Chief Executive Officer (until November 2000)        specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
WARD SMITH (born 09/13/30) Co-Chair                      General Partner (since 1993); Cambridge
Private investor                                         Nutraceuticals (professional nutritional
                                                         products), Chief Executive Officer (until May
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           2001)
Brigham and Women's Hospital, Chief of Cardiac
Surgery; Harvard Medical School, Professor of            ELAINE R. SMITH (born 04/25/46) Trustee
Surgery                                                  Independent health care industry consultant

OFFICERS
JOHN W. BALLEN(5) (born 09/12/59) Trustee and            RICHARD M. HISEY (born 08/29/58) Treasurer
President                                                Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chief          Vice President (since July 2002); The Bank of New
Executive Officer and Director                           York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and Chief Financial
Secretary and Assistant Clerk                            Officer (prior to September 2000); Lexington
Massachusetts Financial Services Company, Senior         Funds, Treasurer (prior to September 2000)
Vice President and Associate General Counsel
                                                         ROBERT J. MANNING(6) (born 10/20/63) President
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Massachusetts Financial Services Company, Chief
Clerk                                                    Executive Officer, President, Chief Investment
Massachusetts Financial Services Company, Senior         Officer and Director
Vice President, General Counsel and Secretary
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53) Assistant           Massachusetts Financial Services Company, Vice
Treasurer                                                President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             JAMES O. YOST (born 06/12/60) Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").

(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Appointed President on February 6, 2004.
(7) Resigned February 13, 2004.
(8) Appointed Trustee on February 24, 2004.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as Trustee of the Trust continuously since originally appointed until February 13, 2004. Mr.
Gutow has served as Trustee of the Trust continuously since originally elected. Messrs. Cohn, Ives, Perera, Poorvu,
Sherratt and Smith, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since
January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January 1, 2002, until
February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until February 6, 2004. Ms.
O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January
27, 2004. Messrs. Manning and Pozen have served as Trustees since February 24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGER                                        individuals, call toll free: 1-800-637-6576 any
John D. Laupheimer, Jr.+                                 business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIANS                                               with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110                    For share prices, account balances, exchanges or
                                                         stock and bond outlooks, call toll free:
INVESTOR INFORMATION                                     1-800-MFS-TALK (1-800-637-8255) anytime from a
For information on MFS mutual funds, call your           touch- tone telephone.
investment professional or, for an information
kit, call toll free: 1-800-637-2929 any business         WORLD WIDE WEB
day from 9 a.m. to 5 p.m. Eastern time (or leave a       mfs.com
message anytime).

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

+ MFS Investment Management

LETTER FROM THE CHAIRMAN

Dear Shareholders,
In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 16, 2004

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as his successor. Also, on February 6, 2004, Robert J. Manning was appointed MFS Chief Executive Officer, President, and Chief Investment Officer.

PORTFOLIO MANAGER'S PROFILE

John D. Laupheimer, Jr., CFA, is Senior Vice President of MFS Investment Management(R) (MFS(R)) and portfolio manager of the growth and income and core equity portfolios of our variable annuity, offshore, and institutional product lines.

John joined the MFS Research Department in 1981 as a research analyst. He was named portfolio manager in 1987 and Senior Vice President in 1995. He served as Director of Equity Research from 1999 to 2001.

John is a graduate of Boston University and the MIT Sloan School of Management. He holds the Chartered Financial Analyst (CFA) designation and is a member of The Boston Security Analysts Society, Inc.

All equity portfolio managers are promoted from within the company. Our portfolio managers are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, company-oriented, bottom-up process of selecting securities.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

FUND FACTS

Objective: Seeks long-term growth of capital generally consistent with that of a diversified large-cap portfolio and income equal to approximately 90% of the dividend yield of the S&P 500.

Commencement of investment operations: December 31, 1998

Size: $4.3 million net assets as of December 31, 2003

PERFORMANCE SUMMARY

Because the fund is designed for investors with long-term goals, we have provided the cumulative as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE DATA MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RATES OF RETURN THROUGH DECEMBER 31, 2003

                               6 Months        1 Year      3 Years        Life*
-------------------------------------------------------------------------------
Cumulative Total Return         +11.45%       +21.54%      -18.40%       -9.55%
-------------------------------------------------------------------------------
Average Annual Total Return       --          +21.54%      - 6.55%       -1.99%
-------------------------------------------------------------------------------

COMPARATIVE BENCHMARK(+)
                               6 Months        1 Year      3 Years        Life*
-------------------------------------------------------------------------------
S&P 500 Stock Index#            +15.14%       +28.67%      - 4.05%       -0.57%
-------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, December 31, 1998, through December 31, 2003. Index information is from January 1, 1999.
(+) Average annual rates of return.
  # Source: Standard & Poor's Micropal, Inc.
Periods less than one year are actual, not annualized.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

Please see a prospectus for further information about the risks associated with investing in this fund.

PORTFOLIO OF INVESTMENTS (Unaudited) - December 31, 2003

Stocks - 96.4%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES           VALUE
----------------------------------------------------------------------------------------------------------------
U.S. Stocks - 89.6%
  Aerospace - 0.9%
    Lockheed Martin Corp.                                                                    560      $  $28,784
    United Technologies Corp.                                                                100           9,477
                                                                                                      ----------
                                                                                                      $   38,261
----------------------------------------------------------------------------------------------------------------
  Airlines - 0.4%
    Southwest Airlines Co.                                                                 1,100      $   17,754
----------------------------------------------------------------------------------------------------------------
  Alcoholic Beverages - 0.5%
    Anheuser-Busch Cos., Inc.                                                                389      $   20,493
----------------------------------------------------------------------------------------------------------------
  Automotive - 0.3%
    Harley-Davidson, Inc.                                                                    300      $   14,259
----------------------------------------------------------------------------------------------------------------
  Banks & Credit Companies - 16.9%
    American Express Co.                                                                     600      $   28,938
    Bank America Corp.                                                                       700          56,301
    Bank One Corp.                                                                         1,560          71,120
    Citigroup, Inc.                                                                        2,846         138,145
    Fannie Mae                                                                             1,858         139,461
    Golden West Financial Corp.                                                              200          20,638
    MBNA Corp.                                                                             1,210          30,069
    State Street Corp.                                                                       600          31,248
    SunTrust Banks, Inc.                                                                     250          17,875
    U.S. Bancorp                                                                           1,670          49,733
    Wells Fargo Co.                                                                        2,329         137,155
                                                                                                      ----------
                                                                                                      $  720,683
----------------------------------------------------------------------------------------------------------------
  Biotechnology - 1.0%
    Genzyme Corp.*                                                                           500      $   24,670
    Gilead Sciences, Inc.*                                                                   300          17,442
                                                                                                      ----------
                                                                                                      $   42,112
----------------------------------------------------------------------------------------------------------------
  Broadcast & Cable TV - 3.4%
    Clear Channel Communications, Inc.                                                     1,010      $   47,299
    Comcast Corp., "A"*                                                                    1,290          42,402
    Time Warner, Inc.*                                                                     2,960          53,250
                                                                                                      ----------
                                                                                                        $142,951
----------------------------------------------------------------------------------------------------------------
  Brokerage & Asset Managers - 1.3%
    Merrill Lynch & Co., Inc.                                                                970      $   56,890
----------------------------------------------------------------------------------------------------------------
  Chemicals - 2.5%
    Dow Chemical Co.                                                                         860      $   35,750
    PPG Industries, Inc.                                                                   1,080          69,142
                                                                                                      ----------
                                                                                                      $  104,892
----------------------------------------------------------------------------------------------------------------
  Computer Software - 3.8%
    Microsoft Corp.                                                                        5,964      $  164,249
----------------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 3.8%
    Hewlett-Packard Co.                                                                      870      $   19,984
    IBM Corp.                                                                              1,153         106,860
    Xerox Corp.*                                                                           2,600          35,880
                                                                                                      ----------
                                                                                                      $  162,724
----------------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 2.4%
    Colgate-Palmolive Co.                                                                    200      $   10,010
    Newell Rubbermaid, Inc.                                                                  920          20,949
    Procter & Gamble Co.                                                                     698          69,716
                                                                                                      ----------
                                                                                                      $  100,675
----------------------------------------------------------------------------------------------------------------
  Electrical Equipment - 3.2%
    American Standard Cos., Inc.*                                                            190      $   19,133
    General Electric Co.                                                                   3,552         110,041
    W.W. Grainger, Inc.                                                                      200           9,478
                                                                                                      ----------
                                                                                                        $138,652
----------------------------------------------------------------------------------------------------------------
  Electronics - 2.6%
    Analog Devices, Inc.                                                                     789      $   36,018
    Intel Corp.                                                                            2,270          73,094
                                                                                                      ----------
                                                                                                      $  109,112
----------------------------------------------------------------------------------------------------------------
  Energy - Independent - 1.0%
    Unocal Corp.                                                                           1,200      $   44,196
----------------------------------------------------------------------------------------------------------------
  Energy - Integrated - 2.4%
    Exxon Mobil Corp.                                                                      2,514      $  103,074
----------------------------------------------------------------------------------------------------------------
  Entertainment - 2.6%
    Viacom, Inc., "B"                                                                      1,944      $   86,275
    Walt Disney Co.                                                                        1,100          25,663
                                                                                                      ----------
                                                                                                      $  111,938
----------------------------------------------------------------------------------------------------------------
  Food & Drug Stores - 0.5%
    CVS Corp.                                                                                600      $   21,672
----------------------------------------------------------------------------------------------------------------
  Food & Non Alcoholic Beverages - 1.7%
    PepsiCo, Inc.                                                                          1,525      $   71,095
----------------------------------------------------------------------------------------------------------------
  General Merchandise - 3.6%
    Kohl's Corp.*                                                                            590      $   26,515
    May Department Stores Co.                                                                700          20,349
    Target Corp.                                                                           1,130          43,392
    Wal-Mart Stores, Inc.                                                                  1,204          63,872
                                                                                                      ----------
                                                                                                      $  154,128
----------------------------------------------------------------------------------------------------------------
  Insurance - 1.1%
    Chubb Corp.                                                                              700      $   47,670
----------------------------------------------------------------------------------------------------------------
  Machinery & Tools - 1.3%
    Eaton Corp.                                                                              200      $   21,596
    Illinois Tool Works, Inc.                                                                410          34,403
                                                                                                      ----------
                                                                                                      $   55,999
----------------------------------------------------------------------------------------------------------------
  Medical & Health Technology & Services - 1.2%
    Tenet Healthcare Corp.*                                                                3,130      $   50,237
----------------------------------------------------------------------------------------------------------------
  Medical Equipment - 3.4%
    Amerisource Bergen Corp.                                                                 910      $   51,097
    Baxter International, Inc.                                                             1,170          35,708
    Guidant Corp.                                                                            950          57,190
                                                                                                      ----------
                                                                                                      $  143,995
----------------------------------------------------------------------------------------------------------------
  Oil Services - 1.9%
    Halliburton Co.                                                                          800      $   20,800
    Noble Corp.*                                                                             590          21,110
    Schlumberger Ltd.                                                                        750          41,040
                                                                                                      ----------
                                                                                                      $   82,950
----------------------------------------------------------------------------------------------------------------
  Personal Computers & Peripherals - 0.5%
    Dell, Inc.*                                                                              600      $   20,376
----------------------------------------------------------------------------------------------------------------
  Pharmaceuticals - 7.9%
    Abbott Laboratories, Inc.                                                                500      $   23,300
    Johnson & Johnson Co.                                                                  2,068         106,833
    Pfizer, Inc.                                                                             966          34,129
    Roche Holdings Ltd., ADR                                                                 500          50,434
    Schering Plough Corp.                                                                  3,270          56,865
    Wyeth                                                                                  1,510          64,099
                                                                                                      ----------
                                                                                                      $  335,660
----------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 2.9%
    Gannett Co., Inc.                                                                        447      $   39,855
    New York Times Co., "A"                                                                1,761          84,158
                                                                                                      ----------
                                                                                                        $124,013
----------------------------------------------------------------------------------------------------------------
  Railroad & Shipping - 0.9%
    Union Pacific Corp.                                                                      530      $   36,824
----------------------------------------------------------------------------------------------------------------
  Restaurants - 0.6%
    McDonald's Corp.                                                                       1,100      $   27,313
----------------------------------------------------------------------------------------------------------------
  Specialty Chemicals - 1.4%
    Praxair, Inc.                                                                          1,552      $   59,286
----------------------------------------------------------------------------------------------------------------
  Specialty Stores - 2.2%
    Home Depot, Inc.                                                                       1,360      $   48,266
    The TJX Cos., Inc.                                                                     2,010          44,321
                                                                                                      ----------
                                                                                                         $92,587
----------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 2.5%
    Cisco Systems, Inc.*                                                                   4,441      $  107,872
----------------------------------------------------------------------------------------------------------------
  Telephone Services - 0.8%
    Verizon Communications, Inc.                                                             930      $   32,624
----------------------------------------------------------------------------------------------------------------
  Tobacco - 1.4%
    Altria Group, Inc.                                                                     1,120      $   60,950
----------------------------------------------------------------------------------------------------------------
  Trucking - 1.7%
    Fedex Corp.                                                                              440      $   29,700
    United Parcel Service, Inc., "B"                                                         600          44,730
                                                                                                      ----------
                                                                                                      $   74,430
----------------------------------------------------------------------------------------------------------------
  Utilities - Electric Power - 2.4%
    Dominion Resources, Inc.                                                                 800      $   51,064
    Exelon Corp.                                                                             770          51,097
                                                                                                      ----------
                                                                                                      $  102,161
----------------------------------------------------------------------------------------------------------------
  Wireless Communications - 0.7%
    AT&T Wireless Services, Inc.*                                                          1,940      $   15,501
    Sprint Corp. (PCS Group)*                                                              2,310          12,982
                                                                                                      ----------
                                                                                                         $28,483
----------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                     $3,823,240
----------------------------------------------------------------------------------------------------------------
Foreign Stocks - 6.8%
  Bermuda - 2.2%
    Accenture Ltd., "A" (Business Services)*                                               1,420      $   37,375
    Tyco International Ltd. (Electrical Equipment)                                           900          23,850
    XL Capital Ltd., "A" (Insurance)                                                         400          31,020
                                                                                                      ----------
                                                                                                      $   92,245
----------------------------------------------------------------------------------------------------------------
  Canada - 2.7%
    Canadian National Railway Co. (Railroad & Shipping)                                      450      $   28,476
    Encana Corp. (Energy - Independent)                                                    1,070          42,201
    Magna International, Inc., "A" (Automotive)                                              580          46,429
                                                                                                      ----------
                                                                                                      $  117,106
----------------------------------------------------------------------------------------------------------------
  France - 1.0%
    Total Fina S.A., ADR (Energy - Integrated)                                               440      $   40,704
----------------------------------------------------------------------------------------------------------------
  United Kingdom - 0.9%
    AstraZeneca Group PLC, ADR (Pharmaceuticals)(#)                                          780      $   37,736
----------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                  $  287,791
----------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,541,438)                                                            $4,111,031
----------------------------------------------------------------------------------------------------------------
Short-Term Obligation - 3.9%
----------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL AMOUNT
                                                                                   (000 OMITTED)
----------------------------------------------------------------------------------------------------------------
    New Center Asset Trust, due 1/02/04, at Amortized Cost                                $  167      $  166,996
----------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 0.9%
----------------------------------------------------------------------------------------------------------------
                                                                                          SHARES
----------------------------------------------------------------------------------------------------------------
    Navigator Securities Lending Prime Portfolio, at Identified Cost                      38,610      $   38,610
----------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.5%
----------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL AMOUNT
                                                                                   (000 OMITTED)
----------------------------------------------------------------------------------------------------------------
    Merrill Lynch, dated 12/31/03, due 1/02/04, total to be received $20,052
      (secured by various U.S. Treasury and Federal Agency obligations in a
      jointly traded account), at Cost                                                    $   20      $   20,000
----------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $3,767,044)                                                       $4,336,637
Other Assets, Less Liabilities - (1.7)%                                                                  (71,379)
----------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                   $4,265,258
----------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
(#)All or a portion of this security is on loan.
See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
DECEMBER 31, 2003
-------------------------------------------------------------------------------
Assets:
  Investments, at value, including $37,736 of securities
    on loan (identified cost, $3,767,044)                           $ 4,336,637
  Cash                                                                      405
  Receivable for investments sold                                        12,711
  Interest and dividends receivable                                       5,547
  Other assets                                                              368
                                                                    -----------
      Total assets                                                  $ 4,355,668
                                                                    -----------
Liabilities:
  Payable for investments purchased                                 $    51,738
  Collateral for securities loaned, at value                             38,610
  Payable to affiliate for management fee                                    62
                                                                    -----------
      Total liabilities                                             $    90,410
                                                                    -----------
Net assets                                                          $ 4,265,258
                                                                    -----------
Net assets consist of:
  Paid-in capital                                                   $ 8,667,393
  Unrealized appreciation on investments and translation
    of assets and liabilities in foreign currencies                     569,594
  Accumulated net realized loss on investments and foreign
    currency transactions                                            (4,977,820)
  Accumulated undistributed net investment income                         6,091
                                                                    -----------
      Total                                                         $ 4,265,258
                                                                    -----------
Shares of beneficial interest outstanding                             497,631
                                                                      -------

Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)             $8.57
                                                                       -----

See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                          $ 55,484
    Interest                                                              1,339
    Foreign taxes withheld                                                 (248)
                                                                       --------
      Total investment income                                          $ 56,575
                                                                       --------
  Expenses -
    Management fee                                                     $ 21,748
    Trustees' compensation                                                  643
    Shareholder servicing costs                                             278
    Administrative fee                                                      115
    Custodian fee                                                         2,313
    Printing and postage                                                  2,267
    Auditing fees                                                        16,675
    Legal fees                                                            1,816
    Registration fees                                                     9,378
    Miscellaneous                                                         2,435
                                                                       --------
      Total expenses                                                   $ 57,668
    Fees paid indirectly                                                   (248)
    Reduction of expenses by investment adviser                         (37,519)
                                                                       --------
      Net expenses                                                     $ 19,901
                                                                       --------
        Net investment income                                          $ 36,674
                                                                       --------
Realized and unrealized gain (loss) on investments:
  Realized gain (identified cost basis) -
    Investment transactions                                            $625,554
    Foreign currency transactions                                            20
                                                                       --------
      Net realized gain on investments and foreign currency
        transactions                                                   $625,574
                                                                       --------
  Change in unrealized depreciation -
    Investments                                                        $(76,291)
    Translation of assets and liabilities in foreign currencies             (15)
                                                                       --------
      Net unrealized loss on investments and foreign currency
        translation                                                    $(76,306)
                                                                       --------
        Net realized and unrealized gain on investments and
          foreign currency                                             $549,268
                                                                       --------
          Increase in net assets from operations                       $585,942
                                                                       --------

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS ENDED                     YEAR ENDED
                                                                           DECEMBER 31, 2003                  JUNE 30, 2003
                                                                                 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                                        $     36,674                    $    108,624
  Net realized gain (loss) on investments and foreign currency transactions         625,574                      (2,003,856)
  Net unrealized gain (loss) on investments and foreign currency translation        (76,306)                      1,346,281
  Net increase from payments by affiliates for losses realized on the
    investments in violation of restrictions                                           --                             8,892
                                                                               ------------                    ------------
      Increase (decrease) in net assets from operations                        $    585,942                    $   (540,059)
                                                                               ------------                    ------------
Distributions declared to shareholders from net investment income              $    (76,500)                   $   (144,217)
                                                                               ------------                    ------------
Net decrease in net assets from fund share transactions                        $ (6,728,591)                   $ (2,655,839)
                                                                               ------------                    ------------
      Total decrease in net assets                                             $ (6,219,149)                   $ (3,340,115)
Net assets:
  At beginning of period                                                         10,484,407                      13,824,522
                                                                               ------------                    ------------
  At end of period (including accumulated undistributed net
    investment income of $6,091 and $45,917, respectively)                     $  4,265,258                    $ 10,484,407
                                                                               ------------                    ------------

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights
--------------------------------------------------------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
--------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED JUNE 30,
                                        SIX MONTHS ENDED       -------------------------------------------------   PERIOD ENDED
                                       DECEMBER 31, 2003          2003          2002          2001          2000 JUNE 30, 1999*
                                             (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period            $  7.83       $  8.16       $  9.72       $ 11.18       $ 10.70        $ 10.00
                                                 -------       -------       -------       -------       -------        -------
Income from investment operations# -
  Net investment income(S)                       $  0.04       $  0.07       $  0.08       $  0.09       $  0.07        $  0.04
  Net realized and unrealized gain (loss) on
    investments and foreign currency                0.86         (0.29)        (1.56)        (1.48)         0.47           0.66
                                                 -------       -------       -------       -------       -------        -------
      Total from investment operations           $  0.90        $(0.22)       $(1.48)       $(1.39)      $  0.54        $  0.70
                                                 -------       -------       -------       -------       -------        -------
Less distributions declared
  to shareholders -
  From net investment income                      $(0.16)       $(0.11)       $(0.08)       $(0.07)       $(0.05)       $ --
  From net realized gain on investments and
    foreign currency transactions                 --             --            --            --            (0.01)         --
                                                 -------       -------       -------       -------       -------        -------
      Total distributions declared to
        shareholders                              $(0.16)       $(0.11)       $(0.08)       $(0.07)       $(0.06)       $ --
                                                 -------       -------       -------       -------       -------        -------
Net asset value - end of period                  $  8.57       $  7.83       $  8.16       $  9.72       $ 11.18        $ 10.70
                                                 -------       -------       -------       -------       -------        -------
Total return(S)(S)                                 11.45%++      (2.54)%      (15.29)%      (12.54)%        5.04%          7.00%++
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses##                                        0.55%+        0.55%         0.55%         0.57%         0.65%          0.66%+
  Net investment income                             1.01%+        1.00%         0.89%         0.80%         0.69%          0.68%+
Portfolio turnover                                    46%           95%           71%           82%           86%            36%
Net assets at end of period
  (000 Omitted)                                   $4,265       $10,484       $13,825       $15,382       $17,298        $12,781

  (S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of managment fee, in excess of 0.00% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:
        Net investment income (loss)              $ 0.03        $ 0.02        $ 0.00+++     $ 0.04        $ 0.03         $(0.01)
        Ratios (to average net assets):
          Expenses##                                1.58%+        1.28%         1.40%         1.00%         1.04%          1.40%+
          Net investment income (loss)             (0.02)%+       0.27%         0.04%         0.37%         0.30%         (0.06)%+
(S)(S) During the year ended June 30, 2003, the fund received a payment from the investment adviser to reimburse the fund for losses on investments not meeting the investment guidelines of the fund.This payment has less than 0.01% effect on total return.
     * For the period from the commencement of the fund's investment operations, December 31, 1998, through June 30, 1999.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Institutional Core Equity Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in money market and/or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended June 30, 2003 and June 30, 2002, was as follows:

                                            JUNE 30, 2003      JUNE 30, 2002
------------------------------------------------------------------------------
Distributions declared from ordinary income      $144,217           $130,584

As of June 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income           $    45,917
          Capital loss carryforward                (4,434,895)
          Unrealized appreciation                     221,113
          Post-October capital loss deferral         (743,712)

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

            EXPIRATION DATE
            --------------------------------------------------
            June 30, 2008                         $  (244,887)
            June 30, 2009                            (184,266)
            June 30, 2010                          (1,985,636)
            June 30, 2011                          (2,020,106)
                                                  -----------
                Total                             $(4,434,895)
                                                  -----------

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended December 31, 2003 were 0.55% of average daily net assets on an annualized basis. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management fees such that the fund's other expenses do not exceed 0.00% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                First $2 billion                  0.0175%
                Next $2.5 billion                 0.0130%
                Next $2.5 billion                 0.0005%
                In excess of $7 billion           0.0000%

Shareholder Servicing Agent - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.0075%, which amounted to $277 for the six months ended December 31, 2003.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $3,082,840 and $9,714,199, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $4,191,831
                                                                ---------
Gross unrealized appreciation                                  $  165,509
Gross unrealized depreciation                                     (20,703)
                                                                ---------
    Net unrealized appreciation                                $  144,806
                                                                ---------

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 SIX MONTHS ENDED DECEMBER 31, 2003      YEAR ENDED JUNE 30, 2003
                                                 ----------------------------------      ------------------------
                                                            SHARES           AMOUNT       SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------
Shares sold                                                --          $  --              37,929         $300,020
Shares issued to shareholders in
  reinvestment of distributions                             8,937           76,500        20,114          144,217
Shares reacquired                                        (849,575)      (6,805,091)     (414,448)      (3,100,076)
                                                         --------      -----------      --------      -----------
    Net decrease                                         (840,638)     $(6,728,591)     (356,405)     $(2,655,839)
                                                         --------      -----------      --------      -----------

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended December 31, 2003, was $9. The fund had no borrowings during the period.

(7) Legal Proceedings
Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue- sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC's investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(C)2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                          ICE-SEM 02/04 100

[logo] M F S(R)                                             SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                       DECEMBER 31, 2003

[graphic omitted]

                MFS(R) INSTITUTIONAL
                EMERGING EQUITIES FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

MFS(R) INSTITUTIONAL EMERGING EQUITIES FUND

The following tables present certain information regarding the Trustees and officers of MFS Institutional
Trust, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59) Trustee and         DAVID H. GUNNING(4) (born 05/30/42) Trustee
President                                                Cleveland-Cliffs Inc. (mining products and service
Massachusetts Financial Services Company, Chief          provider), Vice Chairman/ Director (since April
Executive Officer and Director                           2001); Encinitos Ventures (private investment
                                                         company), Principal (1997 to April 2001); Lincoln
ROBERT J. MANNING(2)(8) (born 10/20/63) Trustee          Electric Holdings, Inc. (welding equipment
and President                                            manufacturer), Director; Southwest Gas Corporation
Massachusetts Financial Services Company, Chief          (natural gas distribution company), Director
Executive Officer, President, Chief investment
Officer and Director                                     WILLIAM R. GUTOW (born 09/27/41) Trustee
                                                         Private investor and real estate consultant;
KEVIN R. PARKE(2)(5) (born 12/14/59) Trustee             Capitol Entertainment Management Company (video
Massachusetts Financial Services Company,                franchise), Vice Chairman
President, Chief Investment Officer and Director
                                                         AMY B. LANE(4) (born 02/08/53) Trustee
ROBERT C. POZEN(2)(8) (born 08/08/46) Trustee            Retired; Merrill Lynch & Co., Inc., Managing
Massachusetts Financial Services Company, Chairman       Director, Investment Banking Group (1997 to
(since February 2004); Harvard Law School                February 2001); Borders Group, Inc. (book and
(education), John Olin Visiting Professor (since         music retailer), Director; Federal Realty
July 2002); Secretary of Economic Affairs, The           Investment Trust (real estate investment trust),
Commonwealth of Massachusetts (January 2002 to           Trustee
December 2002); Fidelity Investments, Vice
Chairman (June 2000 to December 2001); Fidelity          ABBY M. O'NEIL(3) (born 04/27/28) Trustee
Management & Research Company (investment                Private Investor; Rockefeller Financial Series,
adviser), President (March 1997 to July 2001); The       Inc. (investment advisors), Chairman and Chief
Bank of New York (financial services), Director;         Executive Officer
Bell Canada Enterprises (telecommunications),
Director; Telesat (satellite communications),            LAWRENCE T. PERERA (born 06/23/35) Trustee
Director                                                 Hemenway & Barnes (attorneys), Partner

JEFFREY L. SHAMES(2)(7) (born 06/02/55) Trustee          WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                     CBL & Associates Properties, Inc. (real estate
J. ATWOOD IVES (born 05/01/36) Co-Chair                  investment trust), Director
Private investor; KeySpan Corporation (energy
related services), Director; Eastern Enterprises         J. DALE SHERRATT (born 09/23/38) Trustee
(diversified services company), Chairman, Trustee        Insight Resources, Inc. (acquisition planning
and Chief Executive Officer (until November 2000)        specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
WARD SMITH (born 09/13/30) Co-Chair                      General Partner (since 1993); Cambridge
Private investor                                         Nutraceuticals (professional nutritional
                                                         products), Chief Executive Officer (until May
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           2001)
Brigham and Women's Hospital, Chief of Cardiac
Surgery; Harvard Medical School, Professor of            ELAINE R. SMITH (born 04/25/46) Trustee
Surgery                                                  Independent health care industry consultant

OFFICERS
JOHN W. BALLEN(5) (born 09/12/59) Trustee and            RICHARD M. HISEY (born 08/29/58) Treasurer
President                                                Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chief          Vice President (since July 2002); The Bank of New
Executive Officer and Director                           York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and Chief Financial
Secretary and Assistant Clerk                            Officer (prior to September 2000); Lexington
Massachusetts Financial Services Company, Senior         Funds, Treasurer (prior to September 2000)
Vice President and Associate General Counsel
                                                         ROBERT J. MANNING(6) (born 10/20/63) President
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Massachusetts Financial Services Company, Chief
Clerk                                                    Executive Officer, President, Chief Investment
Massachusetts Financial Services Company, Senior         Officer and Director
Vice President, General Counsel and Secretary
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53) Assistant           Massachusetts Financial Services Company, Vice
Treasurer                                                President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             JAMES O. YOST (born 06/12/60) Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Appointed President on February 6, 2004.
(7) Resigned February 13, 2004.
(8) Appointed Trustee on February 24, 2004.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as Trustee of the Trust continuously since originally appointed until February 13, 2004.
Mr. Gutow has served as Trustee of the Trust continuously since originally elected. Messrs. Cohn, Ives,
Perera, Poorvu, Sherratt and Smith, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees since February 24,
2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGERS                                       individuals, call toll free: 1-800-637-6576 any
Robert A. Henderson+                                     business day from 9 a.m. to 5 p.m. Eastern time.
Donald F. Pitcher+                                       (To use this service, your phone must be equipped
                                                         with a Telecommunications Device for the Deaf).
CUSTODIANS
State Street Bank and Trust Company                      For share prices, account balances, exchanges or
225 Franklin Street, Boston, MA 02110                    stock and bond outlooks, call toll free:
                                                         1-800-MFS-TALK (1-800-637-8255) anytime from a
INVESTOR INFORMATION                                     touch-tone telephone.
For information on MFS mutual funds, call your
investment professional or, for an information           WORLD WIDE WEB
kit, call toll free: 1-800-637-2929 any business         mfs.com
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

+ MFS Investment Management

LETTER FROM THE CHAIRMAN

Dear Shareholders,
In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

   Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 16, 2004

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as his successor. Also, on February 6, 2004, Robert J. Manning was appointed MFS Chief Executive Officer, President, and Chief Investment Officer.

PORTFOLIO MANAGERS' PROFILES

Robert A. Henderson is a Vice President at MFS Investment Management(R) (MFS(R)). He is also a portfolio manager of the small-cap growth portfolios of our mutual funds, institutional accounts, and variable annuities. Mr. Henderson joined the company in 1996 as an equity research analyst covering the utilities, retail, mining, financial services, and the food, beverage and tobacco industries in Latin America and Canada. He was named portfolio manager in April 2002. From 1991 to 1996 Mr. Henderson worked as an equity research analyst for David L. Babson & Company, Inc., where he was named a vice president in 1993. He was a consultant with Alliance Consulting Group, Inc. in Cambridge, MA, from 1988 to 1991. Mr. Henderson holds a Masters of Business Administration degree from Stanford University and a bachelors degree from Harvard College.

Donald F. Pitcher, Jr., is Senior Vice President of MFS Investment Management(R) (MFS(R)). He is portfolio manager of the small-cap growth and global growth portfolios of our mutual funds, institutional accounts, and offshore investment products. Mr. Pitcher joined MFS in 1971 as an Investment Officer. He was named Assistant Vice President in 1974, Vice President in 1977 and Senior Vice President in 1985. He is a graduate of Harvard College and the Harvard Graduate School of Business Administration.

All equity portfolio managers are promoted from within MFS. Our portfolio managers are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, company-oriented, bottom-up process of selecting securities.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

FUND FACTS

Objective: Seeks to provide long-term growth of capital.

Commencement of investment operations: June 16, 1993

Size: $190.5 million net assets as of December 31, 2003

PERFORMANCE SUMMARY

Because the fund is designed for investors with long-term goals, we have provided the cumulative as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE DATA MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RATES OF RETURN THROUGH DECEMBER 31, 2003

                                        6 Months         1 Year       3 Years       5 Years      10 Years
---------------------------------------------------------------------------------------------------------
Cumulative Total Return                  +18.53%        +34.70%       -12.82%       +35.16%      +270.61%
---------------------------------------------------------------------------------------------------------
Average Annual Total Return                  --         +34.70%       - 4.47%       + 6.21%      + 14.00%
---------------------------------------------------------------------------------------------------------

COMPARATIVE BENCHMARK(+)

                                        6 Months         1 Year       3 Years       5 Years      10 Years
---------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index#               +24.48%        +48.54%       - 2.03%       + 0.86%      +  5.43%
---------------------------------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

(+) Average annual rates of return.
  # Source: Standard & Poor's Micropal, Inc.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the fund's performance would be less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains distributions.

KEY RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities involves risks related to interest rates, currency exchange rates, economic, and political conditions.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

These risks may increase share price volatility. See the prospectus for further information regarding these and other risk considerations.

PORTFOLIO OF INVESTMENTS (Unaudited) - December 31, 2003

Stocks - 98.8%
--------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
U.S. Stocks - 93.9%
  Airlines - 0.6%
    AirTran Holdings, Inc.*                                                             10,370    $    123,403
    Alaska Air Group, Inc.*                                                             13,500         368,415
    Atlantic Coast Airlines Holdings, Inc.*                                             10,550         104,445
    Frontier Airlines, Inc.*                                                             8,100         115,506
    Mesa Air Group, Inc.*                                                               24,330         304,612
    Skywest, Inc.                                                                       12,070         218,708
                                                                                                  ------------
                                                                                                  $  1,235,089
--------------------------------------------------------------------------------------------------------------
  Apparel Manufacturers - 1.4%
    Carter Holdings, Inc.*                                                              16,790    $    427,305
    Kellwood Co.                                                                         9,090         372,690
    Quiksilver, Inc.*                                                                    9,700         171,981
    Reebok International Ltd.                                                           24,440         960,981
    Wolverine World Wide, Inc.                                                          34,780         708,816
                                                                                                  ------------
                                                                                                  $  2,641,773
--------------------------------------------------------------------------------------------------------------
  Automotive - 0.2%
    Quantum Fuel Systems Technologies Worldwide, Inc.*                                  39,810    $    320,072
--------------------------------------------------------------------------------------------------------------
  Banks & Credit Companies - 2.7%
    BankUnited Financial Corp., "A"*                                                    24,640    $    635,466
    East West Bancorp, Inc.                                                             11,770         631,814
    First Community Bancorp.                                                             5,510         199,131
    Franklin Bank Corp.*                                                                 4,760          90,440
    Glacier Bancorp, Inc.                                                                2,410          78,084
    Harbor Florida Bancshares, Inc.                                                     15,050         447,135
    Independence Community Bank Corp.                                                    6,310         226,971
    Investors Financial Services Corp.                                                  25,760         989,442
    Nara Bancorp, Inc.                                                                   2,100          57,330
    Nelnet, Inc.*                                                                        9,300         208,320
    UCBH Holdings, Inc.                                                                 28,490       1,110,255
    Wintrust Financial Corp.                                                             9,440         425,744
                                                                                                  ------------
                                                                                                  $  5,100,132
--------------------------------------------------------------------------------------------------------------
  Biotechnology - 3.6%
    Antigenics, Inc.*                                                                   28,930    $    327,488
    Bruker Biosciences Corp.*                                                           47,720         217,126
    Cell Genesys, Inc.*                                                                 24,630         318,712
    CryoLife, Inc.*                                                                     67,910         392,520
    CV Therapeutics, Inc.*                                                              20,140         295,252
    ICOS Corp.*                                                                         13,270         547,786
    ILEX Oncology, Inc.*                                                                13,200         280,500
    Introgen Therapeutics, Inc.*                                                        25,800         218,268
    Ligand Pharmaceuticals, Inc., "B"*                                                  14,060         206,541
    MGI PHARMA, Inc.*                                                                    5,570         229,205
    Neurocrine Biosciences, Inc.*                                                       20,220       1,102,799
    Pharmos Corp.*                                                                      72,790         254,765
    Serologicals Corp.*                                                                 53,320         991,752
    Tanox, Inc.*                                                                         4,020          59,697
    Telik, Inc.*                                                                        50,380       1,159,244
    Vertex Pharmaceuticals, Inc.*                                                       18,830         192,631
                                                                                                  ------------
                                                                                                  $  6,794,286
--------------------------------------------------------------------------------------------------------------
  Broadcast & Cable TV - 3.8%
    Citadel Broadcasting Corp.*                                                         26,290    $    588,107
    Cox Radio, Inc., "A"*                                                               36,270         915,092
    Cumulus Media, Inc., "A"*                                                           15,550         342,100
    Emmis Communications Corp., "A"*                                                    18,470         499,614
    Entercom Communications Corp.*                                                      25,820       1,367,427
    Harris Interactive, Inc.*                                                          153,090       1,270,647
    Hearst-Argyle Television, Inc.*                                                     17,860         492,222
    LIN TV Corp., "A"*                                                                  36,280         936,387
    LodgeNet Entertainment Corp.*                                                        3,700          67,636
    Saga Communications, Inc., "A"*                                                     24,500         453,985
    Spanish Broadcasting Systems, Inc., "A"*                                            34,820         365,610
                                                                                                  ------------
                                                                                                  $  7,298,827
--------------------------------------------------------------------------------------------------------------
  Brokerage & Asset Managers - 2.4%
    First Albany Cos., Inc.                                                              8,150    $    114,426
    Friedman, Billings, Ramsey Group, Inc., "A"                                         54,020       1,246,782
    Jeffries Group, Inc.                                                                26,240         866,445
    Knight Trading Group, Inc.*                                                         54,650         800,076
    Raymond James Financial, Inc.                                                       12,020         453,154
    Soundview Technology Group, Inc.*                                                    4,950          76,675
    SWS Group, Inc.                                                                     27,610         491,458
    Waddell & Reed Financial, Inc., "A"                                                 25,590         600,341
                                                                                                  ------------
                                                                                                  $  4,649,357
--------------------------------------------------------------------------------------------------------------
  Business Services - 8.4%
    Alliance Data Systems Corp.*                                                        25,460    $    704,733
    aQuantive, Inc.*                                                                    63,370         649,542
    Bright Horizons Family Solutions, Inc.*                                             15,620         656,040
    CDI Corp.                                                                           15,340         502,385
    Charles River Associates, Inc.*                                                     15,580         498,404
    Corporate Executive Board Co.*                                                      28,510       1,330,562
    CoStar Group, Inc.*                                                                 32,480       1,353,766
    DiamondCluster International, Inc.*                                                 46,230         471,546
    Digital Insight Corp.*                                                              13,420         334,158
    Digitas, Inc.*                                                                     110,710       1,031,817
    Getty Images, Inc.*                                                                 31,520       1,580,098
    Global Payments, Inc.                                                               34,560       1,628,467
    Integrated Alarm Services Group, Inc.*                                              81,890         696,065
    Kforce, Inc.*                                                                       13,730         128,238
    LECG Corp.*                                                                          1,010          23,119
    Monster Worldwide, Inc.*                                                            42,000         922,320
    MPS Group, Inc.*                                                                    96,968         906,651
    Perot Systems Corp., "A"*                                                           55,320         745,714
    SIRVA, Inc.*                                                                        72,580       1,418,213
    Universal Technical Institute, Inc.*                                                10,600         318,000
                                                                                                  ------------
                                                                                                  $ 15,899,838
--------------------------------------------------------------------------------------------------------------
  Computer Software - 9.1%
    Akamai Technologies, Inc.*                                                          51,950    $    558,462
    Altiris, Inc.*                                                                       4,940         180,211
    Ansys, Inc.*                                                                        41,010       1,628,097
    Ascential Software Corp.*                                                           18,200         471,926
    Aspect Communications, Inc.*                                                        23,640         372,566
    E.piphany, Inc.*                                                                    46,100         332,381
    Hyperion Solutions Corp.*                                                           12,560         378,558
    InterVideo, Inc.*                                                                   23,870         280,473
    Kronos, Inc.*                                                                       53,100       2,103,291
    Magma Design Automation, Inc.*                                                      44,050       1,028,127
    Manhattan Associates, Inc.*                                                         99,620       2,753,497
    MicroStrategy, Inc., "A"*                                                            8,360         438,733
    Netscreen Technologies, Inc.*                                                       50,820       1,257,795
    Networks Associates, Inc.*                                                          94,000       1,413,760
    PalmSource, Inc.*                                                                   22,173         483,150
    Progress Software Corp.*                                                            57,100       1,168,266
    SafeNet, Inc.*                                                                      15,960         491,089
    Secure Computing Corp.*                                                             44,470         796,458
    Serena Software, Inc.*                                                              57,200       1,049,620
    Vignette Corp.*                                                                     56,100         127,347
                                                                                                  ------------
                                                                                                  $ 17,313,807
--------------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 0.8%
    Mentor Graphics Corp.*                                                              67,140        $976,216
    Micros Systems, Inc.*                                                                2,350         101,896
    Opsware, Inc.*                                                                      14,880         110,112
    SS&C Technologies, Inc.                                                              9,810         274,189
                                                                                                  ------------
                                                                                                  $  1,462,413
--------------------------------------------------------------------------------------------------------------
  Consumer Products - 0.2%
    Orbitz, Inc., "A"*                                                                  14,490    $    336,168
--------------------------------------------------------------------------------------------------------------
  Consumer Services - 4.6%
    Autobytel, Inc.*                                                                    70,700    $    644,077
    Career Education Corp.*                                                             50,960       2,041,967
    Corinthian Colleges, Inc.*                                                           8,810         489,483
    Education Management Corp.*                                                         40,620       1,260,845
    First Marblehead Corp.*                                                             19,420         424,910
    ITT Educational Services, Inc.*                                                     24,200       1,136,674
    Priceline.com, Inc.*                                                                23,920         428,168
    Strayer Education, Inc.                                                             22,310       2,427,997
                                                                                                  ------------
                                                                                                  $  8,854,121
--------------------------------------------------------------------------------------------------------------
  Electrical Equipment - 0.4%
    A.O. Smith Corp.                                                                    20,600    $    722,030
    Ametek, Inc.                                                                           200           9,652
                                                                                                  ------------
                                                                                                  $    731,682
--------------------------------------------------------------------------------------------------------------
  Electronics - 16.8%
    Advanced Energy Industries, Inc.*                                                   21,190    $    551,999
    American Superconductor Corp.*                                                     120,556       1,670,906
    AMIS Holdings, Inc.*                                                                76,670       1,401,528
    Amphenol Corp., "A"*                                                                23,820       1,522,813
    Applied Films Corp.*                                                                17,800         587,756
    Applied Micro Circuits Corp.*                                                       49,460         295,771
    Arrow Electronics, Inc.*                                                            13,040         301,746
    Axcelis Technologies, Inc.*                                                         33,020         337,464
    Benchmark Electronics, Inc.*                                                        13,640         474,808
    Brooks Automation, Inc.*                                                            27,510         664,917
    Cirrus Logic, Inc.*                                                                 28,000         214,760
    CTS Corp.                                                                           23,610         271,515
    Cymer, Inc.*                                                                        29,240       1,350,596
    Cypress Semiconductor Corp.*                                                        78,510       1,676,973
    DSP Group, Inc.*                                                                    62,880       1,566,341
    Exar Corp.*                                                                         15,190         259,445
    Excel Technology, Inc.*                                                             10,710         351,931
    Genesis Microchip, Inc.*                                                            14,300         257,972
    Genus, Inc.*                                                                        31,780         190,680
    GlobespanVirata, Inc.*                                                              47,090         276,889
    Integrated Circuit Systems, Inc.*                                                   20,670         588,888
    Integrated Device Technology, Inc.*                                                 47,770         820,211
    KEMET Corp.*                                                                        23,460         321,167
    Kopin Corp.*                                                                        68,310         458,360
    Lam Research Corp.*                                                                 23,930         772,939
    Lexar Media, Inc.*                                                                  41,700         726,831
    Micrel, Inc.*                                                                       95,790       1,492,408
    Mindspeed Technologies, Inc.*                                                       98,500         674,725
    MKS Instruments, Inc.*                                                              28,830         836,070
    NPTest, Inc.*                                                                       34,020         375,581
    OmniVision Technologies, Inc.*                                                       3,420         188,955
    PEMSTAR, Inc.*                                                                      99,360         326,894
    Photon Dynamics, Inc.*                                                              17,310         696,554
    Planar Systems, Inc.*                                                               10,740         261,197
    Plexus Corp.*                                                                       25,860         444,016
    PMC-Sierra, Inc.*                                                                   80,620       1,624,493
    RF Micro Devices, Inc.*                                                             27,160         272,958
    Semtech Corp.*                                                                      10,520         239,120
    Sigmatel, Inc.*                                                                     13,830         341,324
    Silicon Laboratories, Inc.*                                                         26,650       1,151,813
    Skyworks Solutions, Inc.*                                                           54,160         471,192
    Technitrol, Inc.*                                                                   39,390         816,949
    Tessera Technologies, Inc.*                                                         13,370         251,490
    Three Five Systems, Inc.*                                                           72,170         378,171
    Ultratech, Inc.*                                                                    16,740         491,654
    Vishay Intertechnology, Inc.*                                                       47,190       1,080,651
    Vitesse Semiconductor Corp.*                                                        98,310         577,080
    White Electronic Designs Corp.*                                                     83,610         735,768
    Zoran Corp.*                                                                        27,100         471,269
                                                                                                  ------------
                                                                                                  $ 32,115,538
--------------------------------------------------------------------------------------------------------------
  Energy - Independent - 0.6%
    Newfield Exploration Co.*                                                           24,500    $  1,091,230
--------------------------------------------------------------------------------------------------------------
  Engineering - Construction - 0.2%
    Shaw Group, Inc.*                                                                   24,050    $    327,561
--------------------------------------------------------------------------------------------------------------
  Food & Non Alcoholic Beverages - 0.4%
    Performance Food Group Co.*                                                         19,380    $    700,975
--------------------------------------------------------------------------------------------------------------
  Furniture & Appliances - 0.2%
    Select Comfort Corp.*                                                               17,960    $    444,690
--------------------------------------------------------------------------------------------------------------
  Gaming & Lodging - 0.5%
    Prime Hospitality Corp.*                                                            89,860    $    916,572
--------------------------------------------------------------------------------------------------------------
  General Merchandise - 0.3%
    Big Lots Stores, Inc.*                                                              31,350    $    445,484
    Freds, Inc.                                                                          3,100          96,038
                                                                                                  ------------
                                                                                                  $    541,522
--------------------------------------------------------------------------------------------------------------
  Home Construction - 0.1%
    Florida Rock Industries, Inc.                                                        2,730    $    149,741
--------------------------------------------------------------------------------------------------------------
  Insurance - 0.3%
    American Equity Investment Life Insurance Co.                                       56,220    $    560,513
--------------------------------------------------------------------------------------------------------------
  Internet - 2.8%
    Digital River, Inc.*                                                                64,950    $  1,435,395
    EarthLink, Inc.*                                                                   139,730       1,397,300
    eCollege.com, Inc.*                                                                 88,960       1,642,202
    GSI Commerce, Inc.*                                                                 20,320         198,343
    Kintera, Inc.*                                                                       2,500          31,000
    Portal Software, Inc.*                                                              86,296         580,772
                                                                                                  ------------
                                                                                                  $  5,285,012
--------------------------------------------------------------------------------------------------------------
  Leisure & Toys - 0.6%
    Leapfrog Enterprises, Inc.*                                                         25,630    $    679,964
    WMS Industries, Inc.*                                                               20,230         530,026
                                                                                                  ------------
                                                                                                  $  1,209,990
--------------------------------------------------------------------------------------------------------------
  Machinery & Tools - 0.4%
    Cognex Corp.                                                                        24,660    $    696,398
    NN, Inc.                                                                            10,350         130,307
                                                                                                  ------------
                                                                                                  $    826,705
--------------------------------------------------------------------------------------------------------------
  Medical & Health Technology & Services - 4.4%
    Apria Healthcare Group, Inc.*                                                       47,770    $  1,360,012
    Caremark Rx, Inc.*                                                                  83,790       2,122,401
    Fisher Scientific International, Inc.*                                              12,310         509,265
    LCA-Vision, Inc.*                                                                   25,470         539,200
    Odyssey Healthcare, Inc.*                                                           28,380         830,399
    Option Care, Inc.*                                                                  38,800         414,384
    Select Medical Corp.                                                                31,250         508,750
    The Advisory Board Co.*                                                             39,190       1,368,123
    VCA Antech, Inc.*                                                                   26,370         816,942
                                                                                                  ------------
                                                                                                  $  8,469,476
--------------------------------------------------------------------------------------------------------------
  Medical Equipment - 5.7%
    Aspect Medical Systems, Inc.*                                                        2,200    $     25,102
    Conceptus, Inc.*                                                                    53,200         564,984
    CTI Molecular Imaging, Inc.*                                                        70,110       1,185,560
    Cyberonics, Inc.*                                                                   48,190       1,542,562
    Cytyc Corp.*                                                                        77,090       1,060,758
    Dade Behring Holdings, Inc.*                                                        17,960         641,890
    Fischer Imaging Corp.*                                                              22,000          97,900
    Hologic, Inc.*                                                                      32,730         567,211
    IDEXX Laboratories, Inc.*                                                           21,630       1,001,036
    Molecular Devices Corp.*                                                            13,530         256,935
    Nektar Therapeutics*                                                                89,140       1,213,196
    Orasure Technologies, Inc.*                                                         34,200         272,232
    STAAR Surgical Co.*                                                                 64,320         724,243
    Therasense, Inc.*                                                                   25,350         514,605
    Thoratec Corp.*                                                                     57,990         754,450
    VIASYS Healthcare, Inc.*                                                            23,980         493,988
                                                                                                  ------------
                                                                                                  $ 10,916,652
--------------------------------------------------------------------------------------------------------------
  Oil Services - 1.0%
    National-Oilwell, Inc.*                                                             11,550    $    258,258
    Pride International, Inc.*                                                          40,830         761,071
    Rowan Cos., Inc.*                                                                   36,360         842,461
                                                                                                  ------------
                                                                                                  $  1,861,790
--------------------------------------------------------------------------------------------------------------
  Personal Computers & Peripherals - 1.5%
    Avid Technology, Inc.*                                                              30,530    $  1,465,440
    Dot Hill Systems Corp.*                                                             61,110         925,817
    Ingram Micro, Inc., "A"*                                                            24,720         393,048
    Sigma Designs, Inc.*                                                                14,800         111,444
                                                                                                  ------------
                                                                                                  $  2,895,749
--------------------------------------------------------------------------------------------------------------
  Pharmaceuticals - 2.6%
    Atherogenics, Inc.*                                                                 17,330    $    259,083
    Bradley Pharmaceuticals, Inc.*                                                      17,410         442,736
    Connetics Corp.*                                                                    32,180         584,389
    Inspire Phamaceutical, Inc.*                                                        64,610         914,878
    Medicis Pharmaceutical Corp., "A"                                                   18,080       1,289,104
    Pharmaceutical Product Development, Inc.*                                           17,910         483,033
    United Therapeutics Corp.*                                                          43,530         999,013
                                                                                                  ------------
                                                                                                  $  4,972,236
--------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 1.1%
    Belo Corp., "A"                                                                     14,830    $    420,282
    Bowne & Co., Inc.                                                                   14,170         192,145
    Playboy Enterprises, Inc., "B"*                                                     28,659         463,130
    The McClatchy Co., "A"                                                              14,670       1,009,296
                                                                                                  ------------
                                                                                                  $  2,084,853
--------------------------------------------------------------------------------------------------------------
  Real Estate - 0.2%
    American Financial Realty Trust                                                     19,220    $    327,701
--------------------------------------------------------------------------------------------------------------
  Restaurants - 0.7%
    Buffalo Wild Wings, Inc.*                                                           12,570    $    326,191
    The Cheesecake Factory, Inc.*                                                       24,730       1,088,862
                                                                                                  ------------
                                                                                                  $  1,415,053
--------------------------------------------------------------------------------------------------------------
  Special Products & Services - 0.1%
    Ceradyne, Inc.*                                                                      5,680    $    193,461
--------------------------------------------------------------------------------------------------------------
  Specialty Chemicals - 0.7%
    Delta & Pine Land Co.                                                               34,640    $    879,856
    Georgia Gulf Corp.                                                                  14,320         413,562
                                                                                                  ------------
                                                                                                  $  1,293,418
--------------------------------------------------------------------------------------------------------------
  Specialty Stores - 6.4%
    1-800-Flowers.Com, Inc., "A"*                                                       37,450    $    414,197
    A.C. Moore Arts & Crafts, Inc.*                                                     27,720         533,887
    Charming Shoppes, Inc.*                                                            143,300         773,820
    Chico's FAS, Inc.*                                                                  20,160         744,912
    Christopher & Banks Corp.                                                            9,850         192,371
    Hot Topic, Inc.*                                                                    16,065         473,275
    O'Reilly Automotive, Inc.*                                                          18,900         725,004
    Pacific Sunwear of California Co.*                                                  36,800         777,216
    PETCO Animal Supplies, Inc.*                                                        50,300       1,531,635
    PETsMART, Inc.                                                                      85,420       2,032,996
    Pier 1 Imports, Inc.                                                                29,520         645,307
    Regis Corp.                                                                         42,680       1,686,714
    Restoration Hardware, Inc.*                                                         41,310         196,223
    Too, Inc.*                                                                          34,440         581,347
    Tuesday Morning Corp.*                                                              29,870         903,567
                                                                                                  ------------
                                                                                                  $ 12,212,471
--------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 5.3%
    ADTRAN, Inc.                                                                        66,560    $  2,063,360
    Advanced Fibre Communications, Inc.*                                                19,620         395,343
    Andrew Corp.*                                                                      176,840       2,035,428
    Corvis Corp.*                                                                      467,400         794,580
    F5 Networks, Inc.*                                                                  73,760       1,851,376
    Finisar Corp.*                                                                     131,490         411,564
    Harmonic, Inc.*                                                                     69,700         505,325
    McDATA Corp., "A"*                                                                  25,240         240,537
    McDATA Corp., "B"*                                                                  47,930         456,773
    Openwave Systems, Inc.*                                                             22,760         250,360
    Sonus Networks, Inc.*                                                              114,250         863,730
    Tekelec Co.*                                                                        14,840         230,762
                                                                                                  ------------
                                                                                                  $ 10,099,138
--------------------------------------------------------------------------------------------------------------
  Trucking - 2.8%
    C.H. Robinson Worldwide, Inc.                                                        7,270    $    275,606
    Central Freight Lines, Inc.*                                                         8,400         149,100
    Forward Air Corp.*                                                                  10,420         286,550
    Heartland Express, Inc.                                                             40,553         980,977
    J.B. Hunt Transport Services, Inc.*                                                 24,490         661,475
    Knight Transportation, Inc.*                                                        37,690         966,748
    Overnite Transportation Co.*                                                        21,650         492,538
    Quality Distribution, Inc.*                                                         31,570         617,193
    Werner Enterprises, Inc.                                                            45,728         891,229
                                                                                                  ------------
                                                                                                  $  5,321,416
--------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                 $178,871,028
--------------------------------------------------------------------------------------------------------------
Foreign Stocks - 4.9%
  Bermuda - 0.4%
    W.P. Stewart & Co., Ltd. (Brokerage & Asset Managers)                                7,270    $    156,523
    XOMA Ltd. (Biotechnology)*                                                          83,460         550,836
                                                                                                  ------------
                                                                                                  $    707,359
--------------------------------------------------------------------------------------------------------------
  Canada - 3.0%
    ATI Technologies, Inc. (Personal Computers & Peripherals)*                          38,310    $    579,247
    Cognos, Inc. (Computer Software)*                                                   29,010         888,286
    GSI Lumonics, Inc. (Electronics)*                                                   25,850         304,255
    Neurochem, Inc. (Biotechnology)*                                                     8,100         191,087
    Open Text Corp. (Computer Software)*                                               120,980       2,319,187
    Vasogen, Inc. (Biotechnology)*                                                      28,400         212,716
    Zarlink Semiconductor, Inc. (Electronics)*                                         377,430       1,275,713
                                                                                                  ------------
                                                                                                  $  5,770,491
--------------------------------------------------------------------------------------------------------------
  Grand Cayman Islands - 0.3%
    02Micro International Ltd. (Electronics)*                                           22,580    $    505,792
--------------------------------------------------------------------------------------------------------------
  Israel - 0.5%
    AudioCodes Ltd. (Telecommunications - Wireline)*                                    10,750    $    112,230
    Orbotech Ltd. (Electronics)*                                                        12,210         292,063
    Radware Ltd. (Telecommunication - Wireline)*                                        10,410         283,673
    Verisity Ltd. (Computer Software)*                                                  17,820         227,205
                                                                                                  ------------
                                                                                                  $    915,171
--------------------------------------------------------------------------------------------------------------
  Luxembourg - 0.2%
    UTi Worldwide, Inc. (Trucking)                                                      12,200    $    462,746
--------------------------------------------------------------------------------------------------------------
  Netherlands - 0.1%
    ASM International N.V. (Electronics)*                                               14,560    $    294,694
--------------------------------------------------------------------------------------------------------------
  Switzerland - 0.4%
    Mettler-Toledo International, Inc. (Electrical Equipment)*                          16,340    $    689,711
--------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                              $  9,345,964
--------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $145,670,494)                                                      $188,216,992
--------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.3%
--------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT
                                                                                 (000 OMITTED)
--------------------------------------------------------------------------------------------------------------
    Merrill Lynch, dated 12/31/03, due 1/2/04, total to be received
      $4,419,233 (secured by various U.S. Treasury and Federal Agency
      obligations in a jointly traded account), at Cost                                 $4,419    $  4,419,000
--------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $150,089,494)                                                 $192,635,992

Other Assets, Less Liabilities - (1.1)%                                                             (2,114,309)
--------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                               $190,521,683
--------------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-----------------------------------------------------------------------------
DECEMBER 31, 2003
-----------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $150,089,494)          $192,635,992
  Cash                                                                    480
  Receivable for investments sold                                     661,881
  Receivable for fund shares sold                                     535,722
  Interest and dividends receivable                                    39,631
  Other assets                                                          5,790
                                                                 ------------
      Total assets                                               $193,879,496
                                                                 ------------
Liabilities:
  Payable for investments purchased                              $  3,130,705
  Payable for fund shares reacquired                                  191,701
  Payable to affiliates -
    Management fee                                                      3,681
    Shareholder servicing costs                                            62
  Accrued expenses and other liabilities                               31,664
                                                                 ------------
      Total liabilities                                          $  3,357,813
                                                                 ------------
Net assets                                                       $190,521,683
                                                                 ------------
Net assets consist of:
  Paid-in capital                                                $251,356,287
  Unrealized appreciation on investments                           42,546,498
  Accumulated net realized loss on investments and
   foreign currency transactions                                 (102,811,798)
  Accumulated net investment loss                                    (569,304)
                                                                 ------------
      Total                                                      $190,521,683
                                                                 ------------
Shares of beneficial interest outstanding                         10,377,252
                                                                  ---------
Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)          $18.36
                                                                    ------
See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                       $   382,083
    Interest                                                             20,557
                                                                    -----------
      Total investment income                                       $   402,640
                                                                    -----------
  Expenses -
    Management fee                                                  $   870,521
    Trustees' compensation                                                5,196
    Shareholder servicing costs                                           8,982
    Administrative fee                                                    2,650
    Custodian fee                                                        43,824
    Printing                                                              2,328
    Auditing fees                                                        19,475
    Legal fees                                                            2,346
    Miscellaneous                                                        16,907
                                                                    -----------
      Total expenses                                                $   972,229
    Fees paid indirectly                                                   (285)
                                                                    -----------
      Net expenses                                                  $   971,944
                                                                    -----------
        Net investment loss                                         $  (569,304)
                                                                    -----------
Realized and unrealized gain on investments:
  Realized gain (identified cost basis) -
    Investment transactions                                         $37,593,200
    Foreign currency transactions                                         1,676
                                                                    -----------
      Net realized gain on investments and foreign
        currency transactions                                       $37,594,876
                                                                    -----------
  Change in unrealized appreciation on investments                  $ 3,934,474
                                                                    -----------
      Net realized and unrealized gain on investments and foreign
         currency transactions                                      $41,529,350
                                                                    -----------
        Increase in net assets from operations                      $40,960,046
                                                                    -----------
See notes to financial statements.

FINANCIAL STATEMENTS - continued
Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED                    YEAR ENDED
                                                                            DECEMBER 31, 2003                 JUNE 30, 2003
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                                          $   (569,304)                   $ (1,251,506)
  Net realized gain (loss) on investments and foreign currency transactions      37,594,876                     (49,172,394)
  Net unrealized gain on investments and foreign currency translation             3,934,474                       8,033,423
                                                                               ------------                    ------------
    Increase (decrease) in net assets from operations                          $ 40,960,046                    $(42,390,477)
                                                                               ------------                    ------------
Net decrease in net assets from fund share transactions                        $(83,001,808)                   $(123,159,156)
                                                                               ------------                    ------------
    Total decrease in net assets                                               $(42,041,762)                   $(165,549,633)
Net assets:
  At beginning of period                                                        232,563,445                     398,113,078
                                                                               ------------                    ------------
  At end of period (including accumulated net investment loss of $569,304
    and $0, respectively)                                                      $190,521,683                    $232,563,445
                                                                               ------------                    ------------

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights
----------------------------------------------------------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          YEAR ENDED JUNE 30,
                                              SIX MONTHS ENDED      --------------------------------------------------------------
                                             DECEMBER 31, 2003          2003          2002          2001        2000        1999
                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                   $15.49        $16.44        $21.55        $31.39      $22.20      $22.95
                                                        ------        ------        ------        ------      ------      ------
Income from investment operations# -
  Net investment loss(S)                                $(0.04)       $(0.07)       $(0.12)       $(0.10)     $(0.12)     $(0.08)
  Net realized and unrealized gain (loss) on
    investments and foreign currency                      2.91         (0.88)        (4.99)        (1.33)      11.76        0.98
                                                        ------        ------        ------        ------      ------      ------
      Total from investment operations                  $ 2.87        $(0.95)       $(5.11)       $(1.43)     $11.64      $ 0.90
                                                        ------        ------        ------        ------      ------      ------
Less distributions declared to shareholders -
  From net realized gain on investments and
    foreign currency transactions
                                                        $ --          $ --          $ --          $(6.26)     $(2.45)     $(1.65)
                                                        ------        ------        ------        ------      ------      ------
  In excess of net realized gain on investments
    and foreign currency transactions                     --            --            --           (2.08)       --          --
  From paid in capital                                    --            --            --           (0.07)       --          --
                                                        ------        ------        ------        ------      ------      ------
      Total distributions declared to shareholders
                                                        $ --          $ --          $ --          $(8.41)     $(2.45)     $(1.65)
                                                        ------        ------        ------        ------      ------      ------
Net asset value - end of period                         $18.36        $15.49        $16.44        $21.55      $31.39      $22.20
                                                        ------        ------        ------        ------      ------      ------
Total return                                             18.53%++      (5.78)%      (23.71)%       (3.46)%     54.04%       4.69%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses##                                              0.83%+        0.84%         0.84%         0.82%       0.82%       0.79%
  Net investment loss                                    (0.49)%+      (0.49)%       (0.65)%       (0.40)%     (0.46)%     (0.41)%
Portfolio turnover                                          61%           96%           87%           53%         90%         78%
Net assets at end of period
  (000 Omitted)                                       $190,522      $232,563      $398,113      $671,080    $744,487    $444,822

  (S) Through December 31, 1998, the investment adviser contractually agreed to maintain the expenses of the fund at not more than
      0.75% of the average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
        Net investment loss                             $ --          $ --          $ --          $ --        $ --        $(0.09)
        Ratios (to average net assets):
          Expenses##                                      --            --            --            --          --          0.83%
          Net investment loss                             --            --            --            --          --         (0.45)%

 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 + Annualized.
++ Not annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Institutional Emerging Equities Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, and real estate investment trusts.

The fund paid no distributions for the years ended June 30, 2003 and June 30, 2002.

As of June 30, 2003, the components of accumulated losses on a tax basis were as follows:

          Capital loss carryforward                $(129,225,329)
          Post-October capital loss deferral          (6,713,832)
          Unrealized appreciation                     34,144,512

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on June 30, 2010, ($64,968,651) and June 30, 2011 ($64,256,678).

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                First $2 billion                  0.0175%
                Next $2.5 billion                 0.0130%
                Next $2.5 billion                 0.0005%
                In excess of $7 billion           0.0000%

Shareholder Servicing Agent - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.0075%, which amounted to $8,705 for the six months ended December 31, 2003. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $224 for the six months ended December 31, 2003, as well as other expenses paid to unaffiliated vendors.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $133,127,938 and $208,668,555, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                               $154,557,006
                                                             ------------
Gross unrealized appreciation                                $ 38,400,140
Gross unrealized depreciation                                    (321,154)
                                                             ------------
    Net unrealized appreciation                              $ 38,078,986
                                                             ------------

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           SIX MONTHS ENDED DECEMBER 31, 2003            YEAR ENDED JUNE 30, 2003
                                           ----------------------------------     -------------------------------
                                                    SHARES             AMOUNT           SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------
Shares sold                                      3,914,203      $  68,708,964        5,384,934      $ $76,272,507
Shares reacquired                               (8,551,428)      (151,710,772)     (14,587,825)      (199,431,663)
                                                ----------      -------------      -----------      -------------
    Net decrease                                (4,637,225)     $ (83,001,808)      (9,202,891)     $(123,159,156)
                                                ----------      -------------      -----------      -------------

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $810 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

(7) Legal Proceedings
Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue- sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC's investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(C)2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                         MEE-SEM 02/04 100

[logo] M F S(R)                                             SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                       DECEMBER 31, 2003

[graphic omitted]

                 MFS(R) INSTITUTIONAL
                 INTERNATIONAL RESEARCH
                 EQUITY FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND

The following tables present certain information regarding the Trustees and officers of MFS Institutional
Trust, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59) Trustee and         DAVID H. GUNNING(4) (born 05/30/42) Trustee
President                                                Cleveland-Cliffs Inc. (mining products and service
Massachusetts Financial Services Company, Chief          provider), Vice Chairman/ Director (since April
Executive Officer and Director                           2001); Encinitos Ventures (private investment
                                                         company), Principal (1997 to April 2001); Lincoln
ROBERT J. MANNING(2)(8) (born 10/20/63) Trustee          Electric Holdings, Inc. (welding equipment
and President                                            manufacturer), Director; Southwest Gas Corporation
Massachusetts Financial Services Company, Chief          (natural gas distribution company), Director
Executive Officer, President, Chief investment
Officer and Director                                     WILLIAM R. GUTOW (born 09/27/41) Trustee
                                                         Private investor and real estate consultant;
KEVIN R. PARKE(2)(5) (born 12/14/59) Trustee             Capitol Entertainment Management Company (video
Massachusetts Financial Services Company,                franchise), Vice Chairman
President, Chief Investment Officer and Director
                                                         AMY B. LANE(4) (born 02/08/53) Trustee
ROBERT C. POZEN(2)(8) (born 08/08/46) Trustee            Retired; Merrill Lynch & Co., Inc., Managing
Massachusetts Financial Services Company, Chairman       Director, Investment Banking Group (1997 to
(since February 2004); Harvard Law School                February 2001); Borders Group, Inc. (book and
(education), John Olin Visiting Professor (since         music retailer), Director; Federal Realty
July 2002); Secretary of Economic Affairs, The           Investment Trust (real estate investment trust),
Commonwealth of Massachusetts (January 2002 to           Trustee
December 2002); Fidelity Investments, Vice
Chairman (June 2000 to December 2001); Fidelity          ABBY M. O'NEIL(3) (born 04/27/28) Trustee
Management & Research Company (investment                Private Investor; Rockefeller Financial Series,
adviser), President (March 1997 to July 2001); The       Inc. (investment advisors), Chairman and Chief
Bank of New York (financial services), Director;         Executive Officer
Bell Canada Enterprises (telecommunications),
Director; Telesat (satellite communications),            LAWRENCE T. PERERA (born 06/23/35) Trustee
Director                                                 Hemenway & Barnes (attorneys), Partner

JEFFREY L. SHAMES(2)(7) (born 06/02/55) Trustee          WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                     CBL & Associates Properties, Inc. (real estate
J. ATWOOD IVES (born 05/01/36) Co-Chair                  investment trust), Director
Private investor; KeySpan Corporation (energy
related services), Director; Eastern Enterprises         J. DALE SHERRATT (born 09/23/38) Trustee
(diversified services company), Chairman, Trustee        Insight Resources, Inc. (acquisition planning
and Chief Executive Officer (until November 2000)        specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
WARD SMITH (born 09/13/30) Co-Chair                      General Partner (since 1993); Cambridge
Private investor                                         Nutraceuticals (professional nutritional
                                                         products), Chief Executive Officer (until May
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           2001)
Brigham and Women's Hospital, Chief of Cardiac
Surgery; Harvard Medical School, Professor of            ELAINE R. SMITH (born 04/25/46) Trustee
Surgery                                                  Independent health care industry consultant

OFFICERS
JOHN W. BALLEN(5) (born 09/12/59) Trustee and            RICHARD M. HISEY (born 08/29/58) Treasurer
President                                                Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chief          Vice President (since July 2002); The Bank of New
Executive Officer and Director                           York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and Chief Financial
Secretary and Assistant Clerk                            Officer (prior to September 2000); Lexington
Massachusetts Financial Services Company, Senior         Funds, Treasurer (prior to September 2000)
Vice President and Associate General Counsel
                                                         ROBERT J. MANNING(6) (born 10/20/63) President
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Massachusetts Financial Services Company, Chief
Clerk                                                    Executive Officer, President, Chief Investment
Massachusetts Financial Services Company, Senior         Officer and Director
Vice President, General Counsel and Secretary
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53) Assistant           Massachusetts Financial Services Company, Vice
Treasurer                                                President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             JAMES O. YOST (born 06/12/60) Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Appointed President on February 6, 2004.
(7) Resigned February 13, 2004.
(8) Appointed Trustee on February 24, 2004.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as Trustee of the Trust continuously since originally appointed until February 13, 2004.
Mr. Gutow has served as Trustee of the Trust continuously since originally elected. Messrs. Cohn, Ives,
Perera, Poorvu, Sherratt and Smith, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees since February 24,
2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing- impaired
PORTFOLIO MANAGER                                        individuals, call toll free: 1-800-637-6576 any
David A. Antonelli+                                      business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIAN                                                with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110                    For share prices, account balances, exchanges or
                                                         stock and bond outlooks, call toll free:
INVESTOR INFORMATION                                     1-800-MFS-TALK (1-800-637-8255) anytime from a
For information on MFS mutual funds, call your           touch- tone telephone.
investment professional or, for an information
kit, call toll free: 1-800-637-2929 any business         WORLD WIDE WEB
day from 9 a.m. to 5 p.m. Eastern time (or leave a       mfs.com
message anytime).

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

+ MFS Investment Management

LETTER FROM THE CHAIRMAN

Dear Shareholders,
In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 16, 2004


The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as his successor. Also, on February 6, 2004, Robert J. Manning was appointed MFS Chief Executive Officer, President, and Chief Investment Officer.

PORTFOLIO MANAGER'S PROFILE

David A. Antonelli is Senior Vice President and Director of Global Equity Research of MFS Investment Management(R) (MFS(R)). He is responsible for the hiring, training, and industry assignments of a team comprising more than 40 U.S. and non-U.S. equity research analysts. He also oversees the research process for the MFS equity research analyst teams and will also continue to serve as portfolio manager of MFS(R) International New Discovery Fund.

David joined MFS in 1991 as a research analyst following foreign stocks, with a concentration in continental Europe. He was named Vice President in 1995, portfolio manager in 1997, and Senior Vice President, Director of International Equity Research in 1999, and Director of Global Equity Research in March 2002.

David is a graduate of Pennsylvania State University and the Wharton School of the University of Pennsylvania.

All equity portfolio managers are promoted from within the company. Our portfolio managers are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, company-oriented, bottom-up process of selecting securities.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

FUND FACTS

Objective: Seeks capital appreciation.

Commencement of investment operations: July 16, 2002

Size: $85.5 million net assets as of December 31, 2003

PERFORMANCE SUMMARY

Because the fund is designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE DATA MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RATES OF RETURN THROUGH DECEMBER 31, 2003

                                             6 Months       1 Year        Life*
-------------------------------------------------------------------------------
Cumulative Total Return                       +24.69%      +33.80%      +30.30%
-------------------------------------------------------------------------------
Average Annual Total Return                      --        +33.80%      +19.87%
-------------------------------------------------------------------------------

COMPARATIVE BENCHMARKS(+)
                                             6 Months       1 Year        Life*
-------------------------------------------------------------------------------
Morgan Stanley Capital International
  (MSCI) EAFE Index#                          +26.69%      +39.17%      +21.68%
-------------------------------------------------------------------------------
Morgan Stanley Capital International
  (MSCI) World ex-U.S. Index#**               +26.56%      +40.01%      +22.47%
-------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
  * For the period from the commencement of the fund's investment operations,
    July 16, 2002, through December 31, 2003. Index information is from August
    1, 2002.
(+) Average annual rates of return.
  # Source: Standard & Poor's Micropal, Inc.
 ** Effective June 30, 2003, we no longer use the Morgan Stanley Capital
    International (MSCI) World ex-U.S. Index as a benchmark because we believe the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia,
    Far East) Index better reflects the fund's investment policies and objectives.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains distributions.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

PORTFOLIO OF INVESTMENTS (Unaudited) - December 31, 2003

Stocks - 96.3%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   SHARES            VALUE
----------------------------------------------------------------------------------------------------------------
Foreign Stocks - 95.5%
  Australia - 1.4%
    APN News & Media Ltd. (Printing & Publishing)*                                       36,062      $   108,612
    Australia & New Zealand Banking Group Ltd. (Banks & Credit Cos.)*                    64,414          857,490
    John Fairfax Holdings Ltd. (Printing & Publishing)                                   86,900          230,318
                                                                                                     -----------
                                                                                                     $ 1,196,420
----------------------------------------------------------------------------------------------------------------
  Austria - 0.8%
    Erste Bank der Oesterreichischen Sparkassen AG (Banks & Credit Cos.)                  5,490      $   677,671
----------------------------------------------------------------------------------------------------------------
  Belgium - 1.0%
    Fortis (Banks & Credit Cos.)                                                         42,200      $   849,124
----------------------------------------------------------------------------------------------------------------
  Brazil - 1.6%
    Aracruz Celulose S.A., ADR (Forest & Paper Products)                                 21,900      $   767,376
    Companhia Vale Do Rio Doce, ADR (Metals & Mining)                                    10,700          625,950
                                                                                                     -----------
                                                                                                     $ 1,393,326
----------------------------------------------------------------------------------------------------------------
  Canada - 2.5%
    EnCana Corp. (Energy - Independent)                                                  16,490      $   650,745
    Molson, Inc. (Alcoholic Beverages)                                                   28,000          782,141
    Talisman Energy, Inc. (Energy - Independent)                                         11,900          676,974
                                                                                                     -----------
                                                                                                     $ 2,109,860
----------------------------------------------------------------------------------------------------------------
  China - 1.2%
    China Life Insurance Co., Ltd. (Insurance)*                                         405,000      $   331,251
    Huaneng Power International, Inc. (Utilities - Electric Power)                      414,000          717,218
                                                                                                     -----------
                                                                                                     $ 1,048,469
----------------------------------------------------------------------------------------------------------------
  Denmark - 1.2%
    Danske Bank (Banks & Credit Cos.)                                                    44,400      $ 1,040,472
----------------------------------------------------------------------------------------------------------------
  France - 9.2%
    Axa (Insurance)                                                                      45,000      $   962,161
    BNP Paribas S.A. (Banks & Credit Cos.)                                               13,500          849,106
    Cap Gemini S.A. (Computer Software - Systems)                                         8,200          363,775
    Credit Agricole S.A. (Banks & Credit Cos.)                                           42,809        1,021,032
    France Telecom S.A. (Telephone Services)                                             58,870        1,680,767
    Sanofi-Synthelabo S.A. (Pharmaceuticals)                                             16,930        1,273,458
    Suez S.A. (Utilities - Electric Power)                                               39,300          788,791
    Total Fina Elf S.A., "B" (Energy - Independent)                                       4,800          891,440
                                                                                                     -----------
                                                                                                     $ 7,830,530
----------------------------------------------------------------------------------------------------------------
  Germany - 4.5%
    Bayerische Motoren Werke AG (Automotive)                                             25,260      $ 1,169,618
    Hypo Real Estate Holdings AG (Real Estate)*                                          23,400          583,465
    Linde AG (Specialty Chemicals)                                                       11,960          643,447
    Porsche AG, Preferred (Automotive)                                                    1,969        1,167,286
    Stada Arzneimittel AG (Pharmaceuticals)                                               5,000          309,822
                                                                                                     -----------
                                                                                                     $ 3,873,638
----------------------------------------------------------------------------------------------------------------
  Grand Cayman Islands - 0.5%
    The Development Bank of Singapore Ltd. (Banks & Credit Cos.)                         53,000      $   458,753
----------------------------------------------------------------------------------------------------------------
  Hong Kong - 0.5%
    CNOOC Ltd. (Energy - Independent)                                                   207,500      $   407,583
----------------------------------------------------------------------------------------------------------------
  Hungary - 0.7%
    OTP Bank Rt., GDR (Banks & Credit Cos.)*                                             21,400      $   561,750
----------------------------------------------------------------------------------------------------------------
  India - 0.7%
    Bajaj Auto Ltd., GDR (Automotive)                                                    13,700      $   332,910
    HDFC Bank Ltd., ADR (Banks & Credit Cos.)                                             8,500          259,590
                                                                                                     -----------
                                                                                                     $   592,500
----------------------------------------------------------------------------------------------------------------
  Indonesia
    Bank Rakyat Indonesia (Banks & Credit Cos.)*                                         56,000      $     8,311
----------------------------------------------------------------------------------------------------------------
  Ireland - 0.7%
    Anglo Irish Bank Corp., PLC (Banks & Credit Cos.)*                                   35,907      $   568,680
----------------------------------------------------------------------------------------------------------------
  Italy - 0.8%
    Mediaset S.p.A. (Broadcast & Cable TV)                                               26,500      $   314,522
    Riunione Adriatica di Sicurta S.p.A (Insurance)                                      22,400          381,009
                                                                                                     -----------
                                                                                                     $   695,531
----------------------------------------------------------------------------------------------------------------
  Japan - 20.4%
    Aeon Credit Service Co., Ltd. (Banks & Credit Cos.)                                   7,800      $   332,720
    Alps Electric Co. (Electronics)                                                      31,000          453,708
    Bridgestone Corp. (Automotive)                                                       43,000          578,364
    Brother Industries Ltd. (Electronics)                                                93,000          853,307
    Canon, Inc. (Personal Computers & Peripheral)                                        16,000          745,228
    Chiba Bank Ltd. (Banks & Credit Cos.)                                                95,000          389,275
    Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)                                    66,700          959,394
    Citizen Electronic Co., Ltd. (Electronics)                                            7,300          664,349
    Credit Saison Co., Ltd. (Banks & Credit Cos.)                                        18,200          411,107
    Fujikura Ltd. (Electrical Equipment)                                                138,000          814,076
    Heiwa Corp. (Leisure & Toys)                                                         11,100          161,110
    Honda Motor Co., Ltd. (Automotive)                                                   29,700        1,319,569
    Hunet, Inc. (Real Estate)                                                            40,000           85,500
    Ibiden Co. (Electronics)                                                             15,300          192,794
    Impact 21 Co., Ltd. (Consumer Goods & Services)                                       6,100          117,007
    KDDI Corp. (Telephone Services)                                                         147          842,470
    Kibun Food Chemifa Co. Ltd. (Food & Non-Alcoholic Beverages)                         18,000          232,865
    Konica Minolta Holdings, Inc. (Electronics)                                          34,000          457,311
    Lawson, Inc. (Specialty Retailers)                                                   11,300          386,036
    Nippon Electric Glass Co., Ltd. (Electronics)                                        31,000          603,304
    Nishimatsuya Chain Co., Ltd. (Specialty Retailers)                                    9,900          256,429
    Pentax Corp. (Furniture & Appliances)                                                59,000          356,858
    Round One Corp. (Entertainment)                                                         223          516,208
    Seiko Epson Corp. (Electronics)                                                      14,200          662,715
    Sekisui Chemical Co., Ltd. (Home Construction)                                       92,000          468,866
    Stanley Electric Co., Ltd. (Electronics)                                             44,100          854,133
    Sumitomo Bakelite Co., Ltd. (Specialty Chemicals)                                    64,000          417,567
    Tamron Co., Ltd. (Leisure & Toys)                                                    11,000          554,441
    Tokyo Broadcasting System, Inc. (Broadcast & Cable TV)                               36,600          583,154
    Tokyo Gas Co., Ltd. (Natural Gas Distribution)                                      390,000        1,390,582
    Uni-Charm Corp. (Consumer Goods & Services)                                           7,100          349,251
    Yamaha Corp. (Leisure & Toys)                                                        22,500          442,082
                                                                                                     -----------
                                                                                                     $17,451,780
----------------------------------------------------------------------------------------------------------------
  Luxembourg - 0.4%
    Tenaris S.A., ADR (Oil Services)                                                      9,900      $   329,868
----------------------------------------------------------------------------------------------------------------
  Mexico - 1.1%
    America Movil S.A. de C.V., ADR (Telecommunication - Wireless)                       16,000      $   437,440
    Apasco S.A. (Home Construction)                                                      24,800          204,368
    Telefonos de Mexico S.A., ADR (Telephone Services)                                    8,400          277,452
                                                                                                     -----------
                                                                                                     $   919,260
----------------------------------------------------------------------------------------------------------------
  Netherlands - 2.7%
    ABN AMRO Holding N.V. (Brokerage & Asset Managers)*                                  25,100      $   586,639
    IHC Caland N.V. (Oil Services)*                                                       6,900          373,827
    Koninklijke KPN N.V. (Telephone Services)                                            81,240          626,433
    VNU N.V. (Printing & Publishing)*                                                    22,110          697,831
                                                                                                     -----------
                                                                                                     $ 2,284,730
----------------------------------------------------------------------------------------------------------------
  Norway - 0.5%
    Den Norske Bank ASA (Banks & Credit Cos.)                                            69,060      $   459,986
----------------------------------------------------------------------------------------------------------------
  Russia - 0.2%
    YUKOS Corp., ADR (Energy - Independent)                                               4,900      $   205,800
----------------------------------------------------------------------------------------------------------------
  Singapore - 1.0%
    MobileOne Asia Ltd. (Wireless Communications)                                       226,000      $   199,611
    Singapore Telecommunications Ltd. (Telephone Services)                              251,000          289,678
    United Overseas Bank Ltd. (Banks & Credit Cos.)                                      48,000          373,079
                                                                                                     -----------
                                                                                                     $   862,368
----------------------------------------------------------------------------------------------------------------
  South Africa - 0.4%
    Impala Platinum Holdings Ltd. (Precious Metals)                                       4,200      $   364,120
----------------------------------------------------------------------------------------------------------------
  South Korea - 2.8%
    Hanaro Telecom, Inc. (Telephone Services)                                           195,092      $   534,599
    Hyundai Motor Co., Ltd. (Automotive)*                                                19,400          822,241
    Korean Tobacco & Ginseng Corp., GDR (Tobacco)                                        47,420          416,348
    Samsung Electronics (Electronics)                                                     1,590          601,838
                                                                                                     -----------
                                                                                                     $ 2,375,026
----------------------------------------------------------------------------------------------------------------
  Spain - 2.3%
    Altadis S.A. (Tobacco)                                                               17,400      $   493,271
    Telefonica S.A. (Telephone Services)*                                                99,862        1,464,558
                                                                                                     -----------
                                                                                                     $ 1,957,829
----------------------------------------------------------------------------------------------------------------
  Sweden - 2.9%
    Alfa Laval AB (Machinery & Tools)                                                    41,600      $   633,300
    Atlas Copco AB (Machinery & Tools)                                                   16,300          583,535
    Hennes & Mauritz AB (Specialty Retailers)                                            37,000          879,629
    Swedish Match AB (Tobacco)*                                                          37,400          382,174
                                                                                                     -----------
                                                                                                     $ 2,478,638
----------------------------------------------------------------------------------------------------------------
  Switzerland - 9.3%
    Credit Suisse Group (Banks & Credit Cos.)                                            18,300      $   669,260
    Givaudan S.A. (Consumer Goods & Services)                                               630          326,889
    Nestle S.A. (Food & Non-Alcoholic Beverages)                                          3,241          809,399
    Novartis AG (Pharmaceuticals)                                                        48,460        2,199,167
    Roche Holdings AG (Pharmaceuticals)                                                  11,300        1,139,315
    Syngenta AG (Chemicals)                                                              11,510          774,899
    Synthes-Stratec, Inc. (Medical Equipment)                                               315          311,614
    UBS AG (Banks & Credit Cos.)                                                         24,717        1,692,015
                                                                                                     -----------
                                                                                                     $ 7,922,558
----------------------------------------------------------------------------------------------------------------
  United Kingdom - 24.2%
    AstraZeneca Group PLC (Pharmaceuticals)                                              51,620      $ 2,469,468
    Aviva PLC (Insurance)*                                                               99,030          866,633
    Barclays PLC (Banks & Credit Cos.)*                                                 115,900        1,030,817
    BG Group PLC (Energy - Independent)                                                 158,700          812,327
    BHP Billiton PLC (Metals & Mining)                                                   67,490          587,909
    BP Amoco PLC, ADR (Energy - Integrated)                                              49,480        2,441,838
    British Sky Broadcasting Group PLC (Broadcast & Cable TV)                            50,370          632,089
    Burberry Group PLC (Apparel Manufacturers)                                           47,300          308,602
    Cadbury Schweppes PLC (Food & Non-Alcoholic Beverages)*                             113,400          830,448
    Depfa Bank PLC (Banks & Credit Cos.)                                                  2,500          315,303
    Diageo PLC (Alcoholic Beverages)*                                                    64,590          847,429
    Easy Jet PLC (Airlines)                                                              84,200          440,383
    Johnston Press PLC (Printing & Publishing)                                           66,790          555,284
    Kingfisher PLC (Specialty Retailers)*                                               179,116          890,451
    Legal & General Group PLC (Insurance)*                                              420,000          751,596
    Next PLC (General Merchandise)                                                       23,200          465,070
    Reckitt Benckiser PLC (Consumer Goods & Services)                                    37,400          843,858
    Reed Elsevier PLC (Printing & Publishing)                                            97,860          816,216
    Royal Bank of Scotland Group PLC (Banks & Credit Cos.)*                              63,775        1,873,833
    Vodafone Group PLC (Wireless Communications)*                                       821,900        2,031,980
    William Hill Organization Ltd., PLC (Gaming & Lodging)                               53,500          407,786
    Yell Group PLC (Broadcast & Cable TV)*                                               93,660          509,923
                                                                                                     -----------
                                                                                                     $20,729,243
----------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                 $81,653,824
----------------------------------------------------------------------------------------------------------------
U.S. Stocks - 0.8%
  Business Services - 0.8%
    Manpower, Inc.                                                                       15,740      $   741,039
----------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $65,652,449)                                                          $82,394,863
----------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.4%
----------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL AMOUNT
                                                                                  (000 OMITTED)
----------------------------------------------------------------------------------------------------------------
    Merril Lynch, dated 12/31/03, due 1/02/04, total to be received
      $2,869,151 (secured by various U.S. Treasury and Federal Agency
      obligations in a jointly traded account), at Cost                                  $2,869      $ 2,869,000
----------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $68,521,449)                                                     $85,263,863
Other Assets, Less Liabilities - 0.3%                                                                    259,001
----------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                  $85,522,864
----------------------------------------------------------------------------------------------------------------
*Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS
Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
DECEMBER 31, 2003
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $68,521,449)              $85,263,863
  Cash                                                                      747
  Foreign currency, at value (identified cost, $589)                        600
  Receivable for investments sold                                       377,498
  Receivable for fund shares sold                                     2,531,852
  Interest and dividends receivable                                     118,829
  Receivable from investment adviser                                     77,041
                                                                    -----------
      Total assets                                                  $88,370,430
                                                                    -----------
Liabilities:
  Distributions payable                                             $ 1,133,179
  Payable for investments purchased                                   1,673,435
  Payable to affiliates -
    Management fee                                                        1,703
    Shareholder servicing costs                                              44
  Accrued expenses and other liabilities                                 39,205
                                                                    -----------
      Total liabilities                                             $ 2,847,566
                                                                    -----------
Net assets                                                          $85,522,864
                                                                    -----------
Net assets consist of:
  Paid-in capital                                                   $67,631,731
  Unrealized appreciation on investments and translation
    of assets and liabilities in foreign currencies                  16,747,001
  Accumulated undistributed net realized gain on
    investments and foreign currency transactions                     1,133,107
  Accumulated undistributed net investment income                        11,025
                                                                    -----------
      Total                                                         $85,522,864
                                                                    -----------
Shares of beneficial interest outstanding                            6,665,076
                                                                     ----------

Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)             $12.83
                                                                       ------

See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                       $   525,888
    Interest                                                              6,848
    Foreign taxes withheld                                              (62,213)
                                                                    -----------
      Total investment income                                       $   470,523
                                                                    -----------
  Expenses -
    Management fee                                                  $   261,931
    Trustees' compensation                                                  781
    Shareholder servicing costs                                           2,717
    Administrative fee                                                      664
    Custodian fee                                                        73,077
    Printing                                                              2,349
    Postage                                                                   5
    Auditing fees                                                         7,750
    Legal fees                                                            2,225
    Miscellaneous                                                        22,749
                                                                    -----------
      Total expenses                                                $   374,248
    Fees paid indirectly                                                   (352)
    Reduction of expenses by investment adviser                         (77,041)
                                                                    -----------
      Net expenses                                                  $   296,855
                                                                    -----------
        Net investment income                                       $   173,668
                                                                    -----------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                         $ 4,331,341
    Foreign currency transactions                                       (21,293)
                                                                    -----------
      Net realized gain on investments and foreign
        currency transactions                                       $ 4,310,048
                                                                    -----------
  Change in unrealized appreciation -
    Investments                                                     $11,432,080
    Translation of assets and liabilities in foreign
      currencies                                                          5,868
                                                                    -----------
      Net unrealized gain on investments and foreign
        currency translation                                        $11,437,948
                                                                    -----------
        Net realized and unrealized gain on investments
          and foreign currency                                      $15,747,996
                                                                    -----------
          Increase in net assets from operations                    $15,921,664
                                                                    -----------

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS ENDED                   PERIOD ENDED
                                                                           DECEMBER 31, 2003                  JUNE 30, 2003*
                                                                                 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                                        $    173,668                    $    631,870
  Net realized gain (loss) on investments and foreign currency transactions       4,310,048                      (2,752,992)
  Net unrealized gain on investments and foreign currency translation            11,437,948                       5,309,053
                                                                               ------------                    ------------
      Increase in net assets from operations                                   $ 15,921,664                    $  3,187,931
                                                                               ------------                    ------------
Distributions declared to shareholders -
  From net investment income                                                   $   (680,541)                   $    (76,133)
  From net realized gain on investments and foreign currency transactions          (462,214)                           --
                                                                               ------------                    ------------
      Total distributions declared to shareholders                             $ (1,142,755)                   $    (76,133)
                                                                               ------------                    ------------
Net increase in net assets from fund share transactions                        $ 11,486,368                    $ 56,145,789
                                                                               ------------                    ------------
      Total increase in net assets                                             $ 26,265,277                    $ 59,257,587
Net assets:
  At beginning of period                                                         59,257,587                            --
                                                                               ------------                    ------------

  At end of period (including accumulated undistributed net investment income
    of $11,025 and $517,898, respectively)                                     $ 85,522,864                    $ 59,257,587
                                                                               ------------                    ------------

* For the period from the commencement of the fund's investment operations, July 16, 2002, through June 30, 2003.

See notes to financial statements.

FINANCIAL STATEMENTS - continued
Financial Highlights
----------------------------------------------------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

----------------------------------------------------------------------------------------------------------------------------
                                                                         SIX MONTHS ENDED            PERIOD ENDED
                                                                        DECEMBER 31, 2003          JUNE 30, 2003*
                                                                              (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                          $      10.43                    $      10.00
                                                                               ------------                    ------------

Income from investment operations# -
  Net investment income(S)                                                     $       0.03                    $       0.14
  Net realized and unrealized gain on investments and foreign currency                 2.54                            0.31
                                                                               ------------                    ------------
      Total from investment operations                                         $       2.57                    $       0.45
                                                                               ------------                    ------------

Less distributions declared to shareholders -
  From net investment income                                                   $      (0.10)                   $      (0.02)
  From net realized gain on investments and foreign currency transactions             (0.07)                           --
                                                                               ------------                    ------------
      Total distributions declared to shareholders                             $      (0.17)                   $      (0.02)
                                                                               ------------                    ------------
Net asset value - end of period                                                $      12.83                    $      10.43
                                                                               ------------                    ------------
Total return                                                                          24.69%++                         4.49%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                                           0.85%+                          0.85%+
  Net investment income                                                                0.98%+                          1.55%+
Portfolio turnover                                                                       47%                             97%
Net assets at end of period (000 Omitted)                                      $     85,523                    $     59,258

  (S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees, in excess of 0.10% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

        Net investment income                                                  $       0.02                    $       0.12
        Ratios (to average net assets):
          Expenses##                                                                   1.07%+                          1.11%+
          Net investment income                                                        0.76%+                          1.29%+

 * For the period from the commencement of the fund's investment operations, July 16, 2002, through June 30, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Institutional International Research Equity Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the period ended June 30, 2003 was as follows:

                                                  JUNE 30, 2003*
              --------------------------------------------------------------
              Distributions declared from:
                Ordinary income                            $76,133
                                                           -------
*For the period from the commencement of the fund's investment operations, July 16, 2002, through June 30, 2003.

As of June 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income            $   522,051
              Capital loss carryforward                   (559,293)
              Unrealized appreciation                    4,793,937
              Post-October capital loss deferral        (1,640,318)
              Other temporary differences                   (4,153)

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on June 30, 2011, $(559,293).

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management fees such that the fund's other expenses do not exceed 0.10% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion               0.0175%
              Next $2.5 billion              0.0130%
              Next $2.5 billion              0.0005%
              In excess of $7 billion        0.0000%

Shareholder Servicing Agent - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.0075%, which amounted to $2,637 for the six months ended December 31, 2003. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $57 for the six months ended December 31, 2003, as well as other expenses paid to unaffiliated vendors.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $40,832,983 and $32,137,308, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $69,036,565
                                                                  -----------
Gross unrealized appreciation                                     $16,631,558
Gross unrealized depreciation                                        (404,260)
                                                                  -----------
    Net unrealized appreciation                                   $16,227,298
                                                                  -----------

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              SIX MONTHS ENDED DECEMBER 31, 2003     PERIOD ENDED JUNE 30, 2003*
                                              ----------------------------------   -----------------------------
                                                         SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------
Shares sold                                           1,000,174      $11,639,815      5,821,756      $57,478,766
Shares issued to shareholders in
  reinvestment of distributions                             749            9,576             79              768
Shares reacquired                                       (15,401)        (163,023)      (142,281)      (1,333,745)
                                                   ------------   --------------   ------------   --------------
    Net increase                                        985,522      $11,486,368      5,679,554      $56,145,789
                                                   ------------   --------------   ------------   --------------

* For the period from the commencement of the fund's investment operations, July 16, 2002, through June 30, 2003.

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended December 31, 2003, was $251. The fund had no borrowings during the period.

(7) Legal Proceedings
Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue- sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC's investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(C)2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                         IRE-SEM 02/04 100

[logo] M F S(R)                                             SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                       DECEMBER 31, 2003

[graphic omitted]

          MFS(R) INSTITUTIONAL
          REAL ESTATE
          INVESTMENT FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

MFS(R) INSTITUTIONAL REAL ESTATE INVESTMENT FUND

The following tables present certain information regarding the Trustees and officers of MFS Institutional
Trust, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59) Trustee and         DAVID H. GUNNING(4) (born 05/30/42) Trustee
President                                                Cleveland-Cliffs Inc. (mining products and service
Massachusetts Financial Services Company, Chief          provider), Vice Chairman/ Director (since April
Executive Officer and Director                           2001); Encinitos Ventures (private investment
                                                         company), Principal (1997 to April 2001); Lincoln
ROBERT J. MANNING(2)(8) (born 10/20/63) Trustee          Electric Holdings, Inc. (welding equipment
and President                                            manufacturer), Director; Southwest Gas Corporation
Massachusetts Financial Services Company, Chief          (natural gas distribution company), Director
Executive Officer, President, Chief investment
Officer and Director                                     WILLIAM R. GUTOW (born 09/27/41) Trustee
                                                         Private investor and real estate consultant;
KEVIN R. PARKE(2)(5) (born 12/14/59) Trustee             Capitol Entertainment Management Company (video
Massachusetts Financial Services Company,                franchise), Vice Chairman
President, Chief Investment Officer and Director
                                                         AMY B. LANE(4) (born 02/08/53) Trustee
ROBERT C. POZEN(2)(8) (born 08/08/46) Trustee            Retired; Merrill Lynch & Co., Inc., Managing
Massachusetts Financial Services Company, Chairman       Director, Investment Banking Group (1997 to
(since February 2004); Harvard Law School                February 2001); Borders Group, Inc. (book and
(education), John Olin Visiting Professor (since         music retailer), Director; Federal Realty
July 2002); Secretary of Economic Affairs, The           Investment Trust (real estate investment trust),
Commonwealth of Massachusetts (January 2002 to           Trustee
December 2002); Fidelity Investments, Vice
Chairman (June 2000 to December 2001); Fidelity          ABBY M. O'NEIL(3) (born 04/27/28) Trustee
Management & Research Company (investment                Private Investor; Rockefeller Financial Series,
adviser), President (March 1997 to July 2001); The       Inc. (investment advisors), Chairman and Chief
Bank of New York (financial services), Director;         Executive Officer
Bell Canada Enterprises (telecommunications),
Director; Telesat (satellite communications),            LAWRENCE T. PERERA (born 06/23/35) Trustee
Director                                                 Hemenway & Barnes (attorneys), Partner

JEFFREY L. SHAMES(2)(7) (born 06/02/55) Trustee          WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
J. ATWOOD IVES (born 05/01/36) Co-Chair                  CBL & Associates Properties, Inc. (real estate
Private investor; KeySpan Corporation (energy            investment trust), Director
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        J. DALE SHERRATT (born 09/23/38) Trustee
and Chief Executive Officer (until November 2000)        Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WARD SMITH (born 09/13/30) Co-Chair                      (investor in health care companies), Managing
Private investor                                         General Partner (since 1993); Cambridge
                                                         Nutraceuticals (professional nutritional
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           products), Chief Executive Officer (until May
Brigham and Women's Hospital, Chief of Cardiac           2001)
Surgery; Harvard Medical School, Professor of
Surgery                                                  ELAINE R. SMITH (born 04/25/46) Trustee
                                                         Independent health care industry consultant

OFFICERS
JOHN W. BALLEN(5) (born 09/12/59) Trustee and            RICHARD M. HISEY (born 08/29/58) Treasurer
President                                                Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chief          Vice President (since July 2002); The Bank of New
Executive Officer and Director                           York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and Chief Financial
Secretary and Assistant Clerk Massachusetts              Officer (prior to September 2000); Lexington
Financial Services Company, Senior Vice President        Funds, Treasurer (prior to September 2000)
and Associate General Counsel
                                                         ROBERT J. MANNING(6) (born 10/20/63) President
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Massachusetts Financial Services Company, Chief
Clerk                                                    Executive Officer, President, Chief Investment
Massachusetts Financial Services Company, Senior         Officer and Director
Vice President, General Counsel and Secretary
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53) Assistant           Massachusetts Financial Services Company, Vice
Treasurer                                                President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             JAMES O. YOST (born 06/12/60) Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Appointed President on February 6, 2004.
(7) Resigned February 13, 2004.
(8) Appointed Trustee on February 24, 2004.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as Trustee of the Trust continuously since originally appointed until February 13, 2004.
Mr. Gutow has served as Trustee of the Trust continuously since originally elected. Messrs. Cohn, Ives,
Perera, Poorvu, Sherratt and Smith, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees since February 24,
2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing- impaired
PORTFOLIO MANAGERS                                       individuals, call toll free: 1-800-637-6576 any
Richard R. Gable+                                        business day from 9 a.m. to 5 p.m. Eastern time.
Thomas V. Pedulla+                                       (To use this service, your phone must be equipped
Leo D. Saraceno+                                         with a Telecommunications Device for the Deaf).

CUSTODIANS                                               For share prices, account balances, exchanges or
State Street Bank and Trust Company                      stock and bond outlooks, call toll free:
225 Franklin Street, Boston, MA 02110                    1-800-MFS-TALK (1-800-637-8255) anytime from a
                                                         touch- tone telephone.
INVESTOR INFORMATION
For information on MFS mutual funds, call your           WORLD WIDE WEB
investment professional or, for an information           mfs.com
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

+ MFS Investment Management

LETTER FROM THE CHAIRMAN

Dear Shareholders,
In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 16, 2004

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as his successor. Also, on February 6, 2004, Robert J. Manning was appointed MFS Chief Executive Officer, President, and Chief Investment Officer.

PORTFOLIO MANAGER'S PROFILE

Richard R. Gable, CFA, is a Sun Capital Vice President. He has been in the investment management area of Sun Capital since 1998.

Thomas V. Pedulla is a Sun Capital Senior Vice President. He has been in the investment management area of Sun Capital since 1995.

Leo D. Saraceno, CFA, is a Sun Capital Senior Vice President. He has been in the investment management area of Sun Capital since 1996.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

FUND FACTS

Objective: Capital appreciation is the main objective and the secondary objective is to provide current income and growth of income.

Commencement of investment operations: December 29, 2000

Size: $4.9 million net assets as of December 31, 2003

PERFORMANCE SUMMARY

Because the fund is designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE DATA MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF
FUND SHARES.

TOTAL RATES OF RETURN THROUGH DECEMBER 31, 2003

                                6 Months       1 Year       3 Years        Life*
--------------------------------------------------------------------------------
Cumulative Total Return          +19.95%      +36.45%       +62.68%      +62.68%
--------------------------------------------------------------------------------
Average Annual Total Return          --       +36.45%       +17.61%      +17.57%
--------------------------------------------------------------------------------

COMPARATIVE BENCHMARK(+)
                                6 Months       1 Year       3 Years        Life*
--------------------------------------------------------------------------------
Morgan Stanley REIT Index#       +20.11%      +36.73%       +16.93%      +16.93%
--------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, December 29, 2000, through December 31, 2003. Index information is from January 1, 2001.
(+) Average annual rates of return.
  # Source: Standard & Poor's Micropal, Inc.
Periods less than one year are actual, not annualized.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains distributions.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in small companies is riskier than investing in more-established companies.

The portfolio has the same risks affecting direct investments in real estate. These securities are more susceptible to adverse developments than are more broadly diversified investments.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

By concentrating on one industry or on a group of related industries, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those industries than is a portfolio that invests more broadly.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

PORTFOLIO OF INVESTMENTS (Unaudited) - December 31, 2003

Real Estate Investment Trusts (REITs) - 87.3%
-----------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES            VALUE
-----------------------------------------------------------------------------------------------
  Apartments - 13.5%
    Archstone-Smith Trust                                                6,528       $  182,654
    Avalonbay Communities, Inc.                                          3,999          191,152
    BRE Properties, Inc.                                                 5,096          170,106
    Equity Residential Properties Trust                                  3,882          114,558
                                                                                     ----------
                                                                                     $  658,470
-----------------------------------------------------------------------------------------------
  Diversified - 4.8%
    Vornado Realty Trust                                                 4,315       $  236,246
-----------------------------------------------------------------------------------------------
  Mixed - 3.5%
    Reckson Associates Realty Corp.                                      7,138       $  173,453
-----------------------------------------------------------------------------------------------
  Mortgages - 3.9%
    Annaly Mortgage Management Inc.                                     10,233       $  188,287
-----------------------------------------------------------------------------------------------
  Office - 21.0%
    Alexandria Real Estate Equities, Inc.                                2,449       $  141,797
    American Financial Realty Trust*                                    11,516          196,348
    Crescent Real Estate Equities Co.                                    6,973          119,448
    Equity Office Properties Trust                                       3,919          112,279
    Mack-Cali Realty Corp.                                               4,533          188,663
    SL Green Realty Corp.                                                6,451          264,814
                                                                                     ----------
                                                                                     $1,023,349
-----------------------------------------------------------------------------------------------
  Regional Malls - 16.8%
    CBL & Associates Properties, Inc.                                    3,755       $  212,158
    General Growth Properties, Inc.                                      9,207          255,494
    Macerich Co.                                                         4,995          222,277
    Simon Property Group, Inc.                                           2,844          131,791
                                                                                     ----------
                                                                                     $  821,720
-----------------------------------------------------------------------------------------------
  Shopping Centers - 14.1%
    Developers Diversified Reality Corp.                                 7,069       $  237,306
    Federal Realty Investment Trust                                      4,614          177,132
    Kimco Reality Corp.                                                  4,164          186,339
    Regency Centers Corp.                                                2,236           89,105
                                                                                     ----------
                                                                                     $  689,882
-----------------------------------------------------------------------------------------------
  Storage - 3.1%
    Shurgard Storage Centers, Inc.                                       3,981       $  149,884
-----------------------------------------------------------------------------------------------
  Warehouse and Industrial - 6.6%
    CenterPoint Properties Corp.                                         2,121       $  158,863
    ProLogis Trust                                                       5,019          161,060
                                                                                     ----------
                                                                                     $  319,923
-----------------------------------------------------------------------------------------------
Total REITs (Identified Cost, $3,208,709)                                            $4,261,214
-----------------------------------------------------------------------------------------------
Stocks - 10.5%
-----------------------------------------------------------------------------------------------
  Hospitals - 3.0%
    Tenet Healthcare Corp.*                                              9,336       $  149,843
-----------------------------------------------------------------------------------------------
  Hotels - 3.4%
    Orient-Express Hotel Ltd.                                           10,104       $  166,009
-----------------------------------------------------------------------------------------------
  Retailers - 4.1%
    Dillard's, Inc.                                                     12,081       $  198,853
-----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $438,254)                                             $  514,705
-----------------------------------------------------------------------------------------------

Short-Term Obligations - 0.2%
-----------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES            VALUE
-----------------------------------------------------------------------------------------------
  Mutual Funds
    State Street Global Advisers Money Market Fund, at Amortized Cost    7,305       $    7,305
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $3,654,268)                                      $4,783,224
Other Assets, Less Liabilities - 2.0%                                                    97,223
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $4,880,447
-----------------------------------------------------------------------------------------------
*Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
DECEMBER 31, 2003
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $3,654,268)                $4,783,224
  Cash                                                                   53,004
  Receivable from investment adviser                                     33,748
  Dividends and interest receivable                                      31,407
                                                                     ----------
      Total assets                                                   $4,901,383
                                                                     ----------
Liabilities:
  Payable to affiliates -
    Management fee                                                          $89
    Shareholder servicing costs                                               1
  Accrued expenses and other liabilities                                 20,846
                                                                     ----------
      Total liabilities                                                 $20,936
                                                                     ----------
Net assets                                                           $4,880,447
                                                                     ----------
Net assets consist of:
  Paid-in capital                                                    $3,645,738
  Unrealized appreciation on investments                              1,128,956
  Accumulated undistributed net realized gain on investments             45,222
  Accumulated undistributed net investment income                        60,531
                                                                     ----------
      Total                                                          $4,880,447
                                                                     ----------
Shares of beneficial interest outstanding                             355,453
                                                                      -------
Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)             $13.73
                                                                       ------
See notes to financial statements.

Statement of Operations (Unaudited)
-----------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                        $121,219
    Interest                                                               75
                                                                     --------
      Total investment income                                        $121,294
                                                                     --------
  Expenses -
    Management fee                                                   $ 15,595
    Trustees' compensation                                                642
    Shareholder servicing costs                                           173
    Administrative fee                                                     46
    Auditing fees                                                      16,900
    Registration fees                                                  10,082
    Printing                                                            2,421
    Legal fees                                                          1,802
    Custodian fee                                                       1,668
    Postage                                                                 1
    Miscellaneous                                                       2,837
                                                                     --------
      Total expenses                                                 $ 52,167
    Fees paid indirectly                                                 (595)
    Reduction of expenses by investment adviser                       (33,748)
                                                                     --------
      Net expenses                                                   $ 17,824
                                                                     --------
        Net investment income                                        $103,470
                                                                     --------
Realized and unrealized gain on investments:
  Realized gain (identified cost basis) on investment transactions   $149,271
                                                                     --------
  Change in unrealized appreciation on investments                   $557,820
                                                                     --------
    Net realized and unrealized gain on investments                  $707,091
                                                                     --------
      Increase in net assets from operations                         $810,561
                                                                     --------
See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                                               SIX MONTHS ENDED            YEAR ENDED
                                                                              DECEMBER 31, 2003         JUNE 30, 2003
                                                                                    (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                                        $    103,470              $    211,783
  Net realized gain (loss) on investments                                           149,271                    (4,537)
  Net unrealized gain on investments                                                557,820                    42,113
                                                                               ------------              ------------
      Increase in net assets from operations                                   $    810,561              $    249,359
                                                                               ------------              ------------
Distributions declared to shareholders -
  From net investment income                                                   $   (138,210)             $   (148,467)
  From net realized gain on investments                                            (115,287)                  (40,373)
                                                                               ------------              ------------
      Total distributions declared to shareholders                             $   (253,497)             $   (188,840)
                                                                               ------------              ------------
Net increase in net assets from fund share transactions                        $    253,497              $    188,611
                                                                               ------------              ------------
      Total increase in net assets                                             $    810,561              $    249,130
Net assets:
  At beginning of period                                                       $  4,069,886              $  3,820,756
                                                                               ------------              ------------
  At end of period (including accumulated undistributed net investment
    income of $60,531 and $95,271, respectively)                               $  4,880,447              $  4,069,886
                                                                               ------------              ------------

See notes to financial statements.

FINANCIAL STATEMENTS - continued
Financial Highlights
--------------------------------------------------------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
                                                   SIX MONTHS ENDED         -----------------------------       PERIOD ENDED
                                                  DECEMBER 31, 2003               2003               2002     JUNE 30, 2001*
                                                        (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
 throughout each period):
Net asset value - beginning of period                        $12.07             $11.97             $10.83             $10.00
                                                             ------             ------             ------             ------
Income from investment operations# -
  Net investment income(S)                                   $ 0.30             $ 0.64             $ 0.64             $ 0.27
  Net realized and unrealized gain on investments              2.11               0.05               1.18               0.56
                                                             ------             ------             ------             ------
      Total from investment operations                       $ 2.41             $ 0.69             $ 1.82             $ 0.83
                                                             ------             ------             ------             ------
Less distributions declared to shareholders
  From net investment income                                 $(0.41)            $(0.47)            $(0.60)            $ --
  From net realized gain on investments                       (0.34)             (0.12)             (0.08)              --
                                                             ------             ------             ------             ------
      Total distributions declared to shareholders           $(0.75)            $(0.59)            $(0.68)            $ --
                                                             ------             ------             ------             ------
Net asset value - end of period                              $13.73             $12.07             $11.97             $10.83
                                                             ------             ------             ------             ------
Total return                                                  19.95%++            6.47%             17.62%              8.30%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                   0.82%+             0.84%              0.84%              0.84%+
  Net investment income                                        4.61%+             5.85%              5.76%              5.39%+
Portfolio turnover                                               21%                28%                29%                 7%
Net assets at end of period (000 Omitted)                    $4,880             $4,070             $3,821             $3,250

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees, in excess of 0.10% of average daily net assets. To the extent actual expenses were over this limitation the net investment income per share and the ratios would have been:

    Net investment income                                $ 0.20              $ 0.46              $ 0.49              $ 0.08
    Ratios (to average net assets):
      Expenses##                                           2.33%+              2.49%               2.15%               4.59%+
      Net investment income                                3.10%+              4.20%               4.45%               1.64%+

 *For the period from the commencement of the fund's investment operations, December 29, 2000, through June 30, 2001.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1)  Business and Organization
MFS Institutional Real Estate Investment Fund (the fund) is a non-diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for, real estate investment trusts and capital losses.

The tax character of distributions declared for the years ended June 30, 2003 and June 30, 2002 was as follows:

                               JUNE 30, 2003              JUNE 30, 2002
-------------------------------------------------------------------------
Distributions declared from:
    Ordinary income                 $154,900                   $203,443
    Long-term capital gain            33,940                      --
                                    --------                   --------
Total distributions declared        $188,840                   $203,443
                                    --------                   --------

As of June 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income            $ 85,856
              Post-October capital loss deferral        (20,446)
              Unrealized appreciation                   612,235

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.70% of the fund's average daily net assets. The advisory agreement permits the adviser to engage one or more sub-advisers and the adviser has engaged Sun Capital Advisers, Inc. to assist in the performance of its services. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management fees such that the fund's aggregate, expenses do not exceed 0.10% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                First $2 billion                       0.0175%
                Next $2.5 billion                      0.0130%
                Next $2.5 billion                      0.0005%
                In excess of $7 billion                0.0000%

Shareholder Servicing Agent - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.0075%, which amounted to $167 for the six months ended December 31, 2003. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $6 for the six months ended December 31, 2003, as well as other expenses paid to unaffiliated vendors.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,108,023 and $898,732, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $3,613,169
                                                                   ----------
Gross unrealized appreciation                                      $1,184,149
Gross unrealized depreciation                                         (14,094)
                                                                   ----------
    Net unrealized appreciation                                    $1,170,055
                                                                   ----------

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            SIX MONTHS ENDED DECEMBER 31, 2003           YEAR ENDED JUNE 30, 2003
                                          ------------------------------------   --------------------------------
                                                      SHARES            AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------
Shares sold                                              --           $    --                 2          $     20
Shares issued to shareholders in
  reinvestment of distributions                       18,356           253,497           17,831           188,828
Shares reacquired                                        --                --               (20)             (237)
                                                      ------          --------           ------          --------
    Net increase                                      18,356          $253,497           17,813          $188,611
                                                      ------          --------           ------          --------

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended December 31, 2003, was $14. The fund had no borrowings during the period.

(7) Financial Instruments
The fund to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) Legal Proceedings
Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue- sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC's investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(C)2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                         IRT-SEM 02/04 100

[logo] M F S(R)                                             SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                       DECEMBER 31, 2003

[graphic omitted]

          MFS(R) INSTITUTIONAL
          LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND

The following tables present certain information regarding the Trustees and officers of MFS Institutional
Trust, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES                                      DAVID H. GUNNING(4) (born 05/30/42) Trustee
JOHN W. BALLEN(2)(5) (born 09/12/59) Trustee and         Cleveland-Cliffs Inc. (mining products and service
President                                                provider), Vice Chairman/ Director (since April
Massachusetts Financial Services Company, Chief          2001); Encinitos Ventures (private investment
Executive Officer and Director                           company), Principal (1997 to April 2001); Lincoln
                                                         Electric Holdings, Inc. (welding equipment
ROBERT J. MANNING(2)(8) (born 10/20/63) Trustee          manufacturer), Director; Southwest Gas Corporation
and President                                            (natural gas distribution company), Director
Massachusetts Financial Services Company, Chief
Executive Officer, President, Chief investment           WILLIAM R. GUTOW (born 09/27/41) Trustee
Officer and Director KEVIN R. PARKE(2)(5) (born          Private investor and real estate consultant;
12/14/59) Trustee Massachusetts Financial Services       Capitol Entertainment Management Company (video
Company, President, Chief Investment Officer and         franchise), Vice Chairman
Director
                                                         AMY B. LANE(4) (born 02/08/53) Trustee
ROBERT C. POZEN(2)(8) (born 08/08/46) Trustee            Retired; Merrill Lynch & Co., Inc., Managing
Massachusetts Financial Services Company, Chairman       Director, Investment Banking Group (1997 to
(since February 2004); Harvard Law School                February 2001); Borders Group, Inc. (book and
(education), John Olin Visiting Professor (since         music retailer), Director; Federal Realty
July 2002); Secretary of Economic Affairs, The           Investment Trust (real estate investment trust),
Commonwealth of Massachusetts (January 2002 to           Trustee
December 2002); Fidelity Investments, Vice
Chairman (June 2000 to December 2001); Fidelity          ABBY M. O'NEIL(3) (born 04/27/28) Trustee
Management & Research Company (investment                Private Investor; Rockefeller Financial Series,
adviser), President (March 1997 to July 2001); The       Inc. (investment advisors), Chairman and Chief
Bank of New York (financial services), Director;         Executive Officer
Bell Canada Enterprises (telecommunications),
Director; Telesat (satellite communications),            LAWRENCE T. PERERA (born 06/23/35) Trustee
Director                                                 Hemenway & Barnes (attorneys), Partner

JEFFREY L. SHAMES(2)(7) (born 06/02/55) Trustee          WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                     CBL & Associates Properties, Inc. (real estate
J. ATWOOD IVES (born 05/01/36) Co-Chair                  investment trust), Director
Private investor; KeySpan Corporation (energy
related services), Director; Eastern Enterprises         J. DALE SHERRATT (born 09/23/38) Trustee
(diversified services company), Chairman, Trustee        Insight Resources, Inc. (acquisition planning
and Chief Executive Officer (until November 2000)        specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
WARD SMITH (born 09/13/30) Co-Chair                      General Partner (since 1993); Cambridge
Private investor                                         Nutraceuticals (professional nutritional
                                                         products), Chief Executive Officer (until May
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           2001)
Brigham and Women's Hospital, Chief of Cardiac
Surgery; Harvard Medical School, Professor of            ELAINE R. SMITH (born 04/25/46) Trustee
Surgery                                                  Independent health care industry consultant

OFFICERS
JOHN W. BALLEN(5) (born 09/12/59) Trustee and            RICHARD M. HISEY (born 08/29/58) Treasurer
President                                                Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chief          Vice President (since July 2002); The Bank of New
Executive Officer and Director                           York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and Chief Financial
Secretary and Assistant Clerk                            Officer (prior to September 2000); Lexington
Massachusetts Financial Services Company, Senior         Funds, Treasurer (prior to September 2000)
Vice President and Associate General Counsel
                                                         ROBERT J. MANNING(6) (born 10/20/63) President
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Massachusetts Financial Services Company, Chief
Clerk                                                    Executive Officer, President, Chief Investment
Massachusetts Financial Services Company, Senior         Officer and Director
Vice President, General Counsel and Secretary
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53) Assistant           Massachusetts Financial Services Company, Vice
Treasurer                                                President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             JAMES O. YOST (born 06/12/60) Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

ROBERT R. FLAHERTY (born 09/18/63) Assistant Treasurer
Massachusetts Financial Services Company, Vice President
(since August 2000); UAM Fund Services, Senior Vice
President (prior to August 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Appointed President on February 6, 2004.
(7) Resigned February 13, 2004.
(8) Appointed Trustee on February 24, 2004.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as Trustee of the Trust continuously since originally appointed until February 13, 2004.
Mr. Gutow has served as Trustee of the Trust continously since originally elected. Messrs. Cohn, Ives, Perera,
Poorvu, Sherratt and Smith, and Ms. Smith were elected by shareholders and have served as Trustees of the
Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January 1,
2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees since February 24,
2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGERS                                       individuals, call toll free: 1-800-637-6576 any
Steven R. Gorham+                                        business day from 9 a.m. to 5 p.m. Eastern time.
Lisa B. Nurme+                                           (To use this service, your phone must be equipped
                                                         with a Telecommunications Device for the Deaf).
CUSTODIANS
State Street Bank and Trust Company                      For share prices, account balances, exchanges or
225 Franklin Street, Boston, MA 02110                    stock and bond outlooks, call toll free:
                                                         1-800-MFS-TALK (1-800-637-8255) anytime from a
INVESTOR INFORMATION                                     touch-tone telephone.
For information on MFS mutual funds, call your
investment professional or, for an information           WORLD WIDE WEB
kit, call toll free: 1-800-637-2929 any business         mfs.com
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

+ MFS Investment Management

LETTER FROM THE CHAIRMAN

Dear Shareholders,
In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 16, 2004

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as his successor. Also, on February 6, 2004, Robert J. Manning was appointed MFS Chief Executive Officer, President, and Chief Investment Officer.

PORTFOLIO MANAGERS' PROFILES

Steven R. Gorham, CFA, is Senior Vice President of MFS Investment Management(R) (MFS(R)) and a portfolio manager of the value, global balanced and international growth and income portfolios of our mutual funds, variable annuities and institutional investment products. Steve joined MFS in 1989 as a teleservices representative and became a member of the Financial Advisor Division sales desk in 1991. In 1992 he joined the Equity Research Department, and he became a research analyst in 1993 and an Investment Officer in 1996. He was named Vice President in 1998, a portfolio manager in 2000, and Senior Vice President in 2001. He is a graduate of the University of New Hampshire and has an M.B.A. from Boston College. He is a member of The Boston Security Analysts Society, Inc., and holds the Chartered Financial Analyst (CFA) designation.

Lisa B. Nurme is Senior Vice President and Director of Value Portfolio Management of MFS Investment Management(R) (MFS(R)). She oversees and provides strategic direction to the group of portfolio managers of our value or conservative equity products. Lisa also manages the equity income portfolios of our mutual fund and variable annuity products and is a member of the portfolio management team of our total return products. She joined MFS in 1987 as a research analyst and was named portfolio manager in 1995, Senior Vice President in 1998, Director of Conservative Equity Portfolio Management in 1999, and Director of Value Portfolio Management in 2001. Prior to joining MFS, she was employed at Goldman Sachs. Lisa is a graduate of the University of North Carolina, where she was elected to Phi Beta Kappa.

All equity portfolio managers are promoted from within MFS. Our portfolio managers are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, company-oriented, bottom-up process of selecting securities.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

FUND FACTS

Objective: Seeks capital appreciation and reasonable income.

Commencement of investment operations: May 1, 2001

Size: $154 million net assets as of December 31, 2003

PERFORMANCE SUMMARY

Because the fund is designed for investors with long-term goals, we have provided the cumulative as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE DATA MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RATES OF RETURN THROUGH DECEMBER 31, 2003

                                 6 Months        1 Year       Life*
-------------------------------------------------------------------
Cumulative Total Return           +16.69%       +25.63%      +3.98%
-------------------------------------------------------------------
Average Annual Total Return          --         +25.63%      +1.47%
-------------------------------------------------------------------

COMPARATIVE BENCHMARK(+)
                                 6 Months        1 Year       Life*
-------------------------------------------------------------------
Russell 1000 Value Index#         +16.55%       +30.03%      +1.85%
-------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, May 1, 2001, through December 31, 2003.
(+) Average annual rates of return.
  # Source: Standard & Poor's Micropal, Inc.
Periods less than one year are actual, not annualized.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains distributions.

Please see a prospectus for further information about the risks associated with investing in this fund.

PORTFOLIO OF INVESTMENTS (Unaudited) - December 31, 2003

Stocks - 97.1%
-------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
U.S. Stocks - 87.9%
  Aerospace - 2.4%
    Honeywell International, Inc.                                                        7,800   $    260,754
    Lockheed Martin Corp.                                                               16,800        863,520
    Northrop Grumman Corp.                                                              27,300      2,609,880
                                                                                                 ------------
                                                                                                 $  3,734,154
-------------------------------------------------------------------------------------------------------------
  Banks & Credit Companies - 18.7%
    American Express Co.                                                                34,415   $  1,659,835
    Bank of America Corp.                                                               50,240      4,040,803
    Bank One Corp.                                                                      32,050      1,461,160
    Citigroup, Inc.                                                                    100,630      4,884,580
    Fannie Mae                                                                          41,842      3,140,661
    FleetBoston Financial Corp.                                                        100,130      4,370,675
    Mellon Financial Corp.                                                              90,100      2,893,111
    PNC Financial Services Group Co.                                                    20,900      1,143,857
    SouthTrust Corp.                                                                    23,180        758,681
    SunTrust Banks, Inc.                                                                48,930      3,498,495
    Wells Fargo Co.                                                                     16,500        971,685
                                                                                                 ------------
                                                                                                 $ 28,823,543
-------------------------------------------------------------------------------------------------------------
  Broadcast & Cable TV - 3.3%
    Comcast Corp.*                                                                      53,400   $  1,670,352
    Cox Communications, Inc.*                                                           52,600      1,812,070
    Time Warner, Inc.*                                                                  90,010      1,619,280
                                                                                                 ------------
                                                                                                 $  5,101,702
-------------------------------------------------------------------------------------------------------------
  Brokerage & Asset Managers - 3.7%
    Goldman Sachs Group, Inc.                                                           33,200   $  3,277,836
    Janus Capital Group, Inc.                                                            4,900         80,409
    Merrill Lynch & Co., Inc.                                                           40,360      2,367,114
                                                                                                 ------------
                                                                                                 $  5,725,359
-------------------------------------------------------------------------------------------------------------
  Chemicals - 3.8%
    Air Products & Chemicals, Inc.                                                      34,710   $  1,833,729
    Dow Chemical Co.                                                                    37,100      1,542,247
    Monsanto Co.                                                                         2,600         74,828
    PPG Industries, Inc.                                                                36,600      2,343,132
                                                                                                 ------------
                                                                                                 $  5,793,936
-------------------------------------------------------------------------------------------------------------
  Computer Software - 0.8%
    Microsoft Corp.                                                                     44,700   $  1,231,038
-------------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 1.5%
    Hewlett-Packard Co.                                                                 21,000   $    482,370
    IBM Corp.                                                                           19,560      1,812,821
                                                                                                 ------------
                                                                                                 $  2,295,191
-------------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 2.7%
    Kimberly-Clark Corp.                                                                55,100   $  3,255,859
    Newell Rubbermaid, Inc.                                                             37,600        856,152
                                                                                                 ------------
                                                                                                 $  4,112,011
-------------------------------------------------------------------------------------------------------------
  Containers - 0.5%
    Smurfit-Stone Container Corp.*                                                      37,800   $    701,946
-------------------------------------------------------------------------------------------------------------
  Electrical Equipment - 1.3%
    Emerson Electric Co.                                                                31,800   $  2,059,050
-------------------------------------------------------------------------------------------------------------
  Energy - Independent - 1.7%
    Devon Energy Corp.                                                                  10,390   $    594,932
    Unocal Corp.                                                                        56,170      2,068,741
                                                                                                 ------------
                                                                                                 $  2,663,673
-------------------------------------------------------------------------------------------------------------
  Energy - Integrated - 6.2%
    ChevronTexaco Corp.                                                                 16,950   $  1,464,310
    ConocoPhillips                                                                      46,300      3,035,891
    Exxon Mobil Corp.                                                                  121,780      4,992,980
                                                                                                 ------------
                                                                                                 $  9,493,181
-------------------------------------------------------------------------------------------------------------
  Entertainment - 1.8%
    Viacom, Inc., "B"                                                                   61,950   $  2,749,341
-------------------------------------------------------------------------------------------------------------
  Food & Drug Stores - 0.2%
    Safeway, Inc.*                                                                      11,000   $    241,010
-------------------------------------------------------------------------------------------------------------
  Food & Non Alcoholic Beverages - 5.0%
    Archer-Daniels-Midland Co.                                                         143,702   $  2,187,145
    Heinz Co.                                                                           41,700      1,519,131
    Kellogg Co.                                                                         84,400      3,213,952
    PepsiCo, Inc.                                                                       11,534        537,715
    Tyson Foods, Inc., "A"                                                              18,900        250,236
                                                                                                 ------------
                                                                                                 $  7,708,179
-------------------------------------------------------------------------------------------------------------
  Forest & Paper Products - 1.3%
    Bowater, Inc.                                                                       14,700   $    680,757
    International Paper Co.                                                             30,200      1,301,922
                                                                                                 ------------
                                                                                                 $  1,982,679
-------------------------------------------------------------------------------------------------------------
  General Merchandise - 0.5%
    Sears, Roebuck & Co.                                                                18,500   $    841,565
-------------------------------------------------------------------------------------------------------------
  Insurance - 6.3%
    Allstate Corp.                                                                      43,626   $  1,876,790
    Chubb Corp.                                                                         18,600      1,266,660
    Hartford Financial Services Group, Inc.                                             23,520      1,388,386
    Marsh & McLennan Cos., Inc.                                                          8,200        392,698
    MetLife, Inc.                                                                       79,380      2,672,724
    Travelers Property Casualty Corp., "A"                                             121,306      2,035,515
                                                                                                 ------------
                                                                                                 $  9,632,773
-------------------------------------------------------------------------------------------------------------
  Leisure & Toys - 0.2%
    Hasbro, Inc.                                                                        16,400   $    348,992
-------------------------------------------------------------------------------------------------------------
  Machinery & Tools - 0.7%
    Deere & Co.                                                                         17,500   $  1,138,375
-------------------------------------------------------------------------------------------------------------
  Medical Equipment - 0.2%
    Guidant Corp.                                                                        5,500   $    331,100
-------------------------------------------------------------------------------------------------------------
  Natural Gas - Distribution - 0.7%
    Keyspan Corp.                                                                       15,300   $    563,040
    National Fuel Gas Co.                                                               18,300        447,252
                                                                                                 ------------
                                                                                                 $  1,010,292
-------------------------------------------------------------------------------------------------------------
  Oil Services - 1.9%
    Baker Hughes, Inc.                                                                  12,000   $    385,920
    Noble Corp.*                                                                        34,400      1,230,832
    Schlumberger Ltd.                                                                   23,813      1,303,047
                                                                                                 ------------
                                                                                                 $  2,919,799
-------------------------------------------------------------------------------------------------------------
  Pharmaceuticals - 6.0%
    Johnson & Johnson Co.                                                               69,500   $  3,590,370
    Pfizer, Inc.                                                                        95,911      3,388,536
    Schering Plough Corp.                                                              130,700      2,272,873
                                                                                                 ------------
                                                                                                 $  9,251,779
-------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 1.4%
    Tribune Co.                                                                         43,300   $  2,234,280
-------------------------------------------------------------------------------------------------------------
  Railroad & Shipping - 1.7%
    Union Pacific Corp.                                                                 36,700   $  2,549,916
-------------------------------------------------------------------------------------------------------------
  Restaurants - 0.3%
    McDonald's Corp.                                                                    18,100   $    449,423
-------------------------------------------------------------------------------------------------------------
  Specialty Chemicals - 0.3%
    Praxair, Inc.                                                                       13,200   $    504,240
-------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 0.9%
    Motorola, Inc.                                                                      98,400   $  1,384,488
-------------------------------------------------------------------------------------------------------------
  Telephone Services - 4.4%
    BellSouth Corp.                                                                     26,606   $    752,950
    SBC Communications, Inc.                                                           128,150      3,340,870
    Verizon Communications, Inc.                                                        77,050      2,702,914
                                                                                                 ------------
                                                                                                 $  6,796,734
-------------------------------------------------------------------------------------------------------------
  Tobacco - 2.7%
    Altria Group, Inc.                                                                  76,560   $  4,166,395
-------------------------------------------------------------------------------------------------------------
  Utilities - Electric Power - 4.3%
    Cinergy Corp.                                                                       28,800   $  1,117,728
    Dominion Resources, Inc.                                                             9,800        625,534
    Energy East Corp.                                                                   36,000        806,400
    Entergy Corp.                                                                        6,900        394,197
    FirstEnergy Corp.                                                                   10,340        363,968
    FPL Group, Inc.                                                                      9,230        603,827
    NSTAR Co.                                                                           18,610        902,585
    PPL Corp.                                                                           16,470        720,562
    TXU Corp.                                                                           46,000      1,091,120
                                                                                                 ------------
                                                                                                 $  6,625,921
-------------------------------------------------------------------------------------------------------------
  Wireless Communications - 0.5%
    AT&T Wireless Services, Inc.*                                                      100,000   $    799,000
-------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                $135,401,065
-------------------------------------------------------------------------------------------------------------

Foreign Stocks - 9.2%
  Australia - 0.6%
    BHP Billiton Ltd., ADR (Metals & Mining)                                            51,300   $    936,738
-------------------------------------------------------------------------------------------------------------
  France - 0.5%
    Total Fina S.A., ADR (Energy - Integrated)                                           9,100   $    841,841
-------------------------------------------------------------------------------------------------------------
  Switzerland - 3.4%
    Novartis AG, ADR (Pharmaceuticals)                                                  39,900   $  1,831,011
    Roche Holdings Ltd., ADR (Pharmaceuticals)                                          17,300      1,745,037
    Syngenta AG, ADR (Chemicals)                                                       123,960      1,670,981
                                                                                                 ------------
                                                                                                 $  5,247,029
-------------------------------------------------------------------------------------------------------------
  United Kingdom - 4.7%
    BP Amoco PLC, ADR (Energy - Integrated)                                             72,200   $  3,563,070
    Diageo PLC, ADR (Alcoholic Beverage)                                                20,000      1,057,200
    Reed Elsevier PLC, ADR (Printing & Publishing)                                      55,800      1,880,460
    Rio Tinto PLC, ADR (Metal & Mining)                                                  6,000        667,860
                                                                                                 ------------
                                                                                                 $  7,168,590
-------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                             $ 14,194,198
-------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $125,715,910)                                                     $149,595,263
-------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.7%
-------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT
                                                                                 (000 OMITTED)
-------------------------------------------------------------------------------------------------------------
    New Center Asset Trust, due 1/02/04, at Amortized Cost                              $4,094   $  4,093,890
-------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $129,809,800)                                                $153,689,153
Other Assets, Less Liabilities - 0.2%                                                                 284,258
-------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                              $153,973,411
-------------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
DECEMBER 31, 2003
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $129,809,800)            $153,689,153
  Cash                                                                      398
  Receivable for shares sold                                            224,423
  Interest and dividends receivable                                     243,857
                                                                   ------------
      Total assets                                                 $154,157,831
                                                                   ------------
Liabilities:
  Payable for investments purchased                                $     28,510
  Payable for fund shares reacquired                                    100,000
  Distribution payable                                                   53,345
  Payable to affiliates -
    Management fee                                                        2,531
    Shareholder servicing agent fee                                          34
                                                                   ------------
      Total liabilities                                            $    184,420
                                                                   ------------
Net assets                                                         $153,973,411
                                                                   ------------
Net assets consist of:
  Paid-in capital                                                  $135,838,745
  Unrealized appreciation on investments and translation of
    assets and liabilities in foreign currencies                     23,879,353
  Accumulated net realized loss on investments and foreign
    currency transactions                                            (5,722,698)
  Accumulated distributions in excess of net investment
    income                                                              (21,989)
                                                                   ------------
      Total                                                        $153,973,411
                                                                   ------------
Shares of beneficial interest outstanding                           15,388,287
                                                                    ----------

Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)            $10.01
                                                                      ------
See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                      $  1,721,480
    Interest                                                             19,811
    Foreign taxes withheld                                              (12,800)
                                                                   ------------
      Total investment income                                      $  1,728,491
                                                                   ------------
  Expenses -
    Management fee                                                 $    432,944
    Trustees' compensation                                                1,815
    Shareholder servicing agent fee                                       5,461
    Administrative fee                                                    1,494
    Custodian fee                                                        24,816
    Printing                                                              2,641
    Auditing fees                                                        17,175
    Legal fees                                                            2,637
    Miscellaneous                                                        22,109
                                                                   ------------
      Total expenses                                               $    511,092
    Fees paid indirectly                                                   (330)
    Reduction of expenses by investment adviser                        (113,926)
                                                                   ------------
      Net expenses                                                 $    396,836
                                                                   ------------
        Net investment income                                      $  1,331,655
                                                                   ------------
Realized and unrealized gain on investments:
  Realized gain on investments and foreign currency
    transactions                                                   $  3,201,941
                                                                   ------------
  Change in unrealized appreciation on investments and
    foreign currency translation                                   $ 18,168,642
                                                                   ------------
        Net realized and unrealized gain on investments
          and foreign currency                                     $ 21,370,583
                                                                   ------------
          Increase in net assets from operations                   $ 22,702,238
                                                                   ------------
See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                           DECEMBER 31, 2003              JUNE 30, 2003
                                                                                 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
Increase in net assets:
From operations -
  Net investment income                                                        $  1,331,655                $  1,612,243
  Net realized gain (loss) on investments and foreign currency transactions       3,201,941                  (6,207,185)
  Net unrealized gain on investments and foreign currency translation            18,168,642                   6,110,927
                                                                               ------------                ------------
      Increase in net assets from operations                                   $ 22,702,238                $  1,515,985
                                                                               ------------                ------------
Distributions declared to shareholders from net investment income              $ (2,319,277)               $ (1,222,177)
                                                                               ------------                ------------
Net increase (decrease) in net assets from fund share transactions             $ (1,414,546)               $ 65,468,955
                                                                               ------------                ------------
      Total increase in net assets                                             $ 18,968,415                $ 65,762,763
Net assets:
  At beginning of period                                                        135,004,996                  69,242,233
                                                                               ------------                ------------
  At end of period (including accumulated distributions in excess of net investment income of $(21,989) and accumulated undistributed net
    investment income of $965,633, respectively)                               $153,973,411                $135,004,996
                                                                               ------------                ------------
See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights
----------------------------------------------------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
                                                   SIX MONTHS ENDED         -----------------------------       PERIOD ENDED
                                                  DECEMBER 31, 2003               2003               2002     JUNE 30, 2001*
                                                        (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                        $ 8.71             $ 9.20             $ 9.91             $10.00
                                                             ------             ------             ------             ------
Income from investment operations# -
  Net investment income(S)                                   $ 0.08             $ 0.16             $ 0.16             $ 0.02
  Net realized and unrealized gain (loss) on
    investments and foreign currency                           1.37              (0.51)             (0.82)             (0.11)
                                                             ------             ------             ------             ------
      Total from investment operations                       $ 1.45             $(0.35)            $(0.66)            $(0.09)
                                                             ------             ------             ------             ------
Less distributions declared to shareholders from net
  investment income                                          $(0.15)            $(0.14)            $(0.05)            $ --
                                                             ------             ------             ------             ------
Net asset value - end of period                              $10.01             $ 8.71             $ 9.20             $ 9.91
                                                             ------             ------             ------             ------
Total return                                                  16.69%++           (3.69)%            (6.64)%            (0.90)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                   0.55%+             0.55%              0.55%              0.55%+
  Net investment income                                        1.83%+             2.05%              1.64%              1.73%+
Portfolio turnover                                               33%                68%                60%                11%
Net assets at end of period (000 Omitted)                  $153,973           $135,005            $69,242            $12,018

  (S) The investment adviser contractually agreed under a temporary expense agreement to pay all the fund's operating expenses, exclusive of management fee. In addition, the investment adviser contractually agreed to waive a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:
        Net investment income (loss)                     $ 0.08              $ 0.15              $ 0.14              $(0.03)
        Ratios (to average net assets):
          Expenses##                                       0.70%+              0.76%               0.77%               4.88%+
          Net investment income (loss)                     1.68%+              1.84%               1.42%              (2.60)%+
 * For the period from the commencement of the fund's investment operations, May 1, 2001, through June 30, 2001.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1)  Business and Organization
MFS Institutional Large Cap Value Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, and timing of capital losses.

The tax character of distributions declared for the years ended June 30, 2003 and June 30, 2002 was as follows:

                                    JUNE 30, 2003     JUNE 30, 2002
---------------------------------------------------------------------
Distributions declared from:
    Ordinary income                    $1,222,177          $347,470
                                       ----------          --------

As of June 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income            $  965,633
              Capital loss carryforward                (5,605,983)
              Post-October capital loss deferral       (1,297,510)
              Unrealized appreciation                   3,689,565

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on the following dates:

EXPIRATION DATE
--------------------------------------------------------------------
June 30, 2009                                           $    (4,761)
June 30, 2010                                              (613,183)
June 30, 2011                                            (4,988,039)
                                                        -----------
    Total                                               $(5,605,983)
                                                        -----------

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended December 31, 2003 were 0.55% of average daily net assets on an annualized basis. The investment adviser has contractually agreed to pay all of the fund's operating expenses exclusive of management fees. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                First $2 billion             0.0175%
                Next $2.5 billion            0.0130%
                Next $2.5 billion            0.0005%
                In excess of $7 billion      0.0000%

Shareholder Servicing Agent - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.0075%, which amounted to $5,414 for the six months ended December 31, 2003. MFSC is also reimbursed by the fund for out-of-pocket expenses that amounted to $47 for the six months ended December 31, 2003, as well as other expenses paid to unaffiliated vendors.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $46,715,171 and $49,503,752, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                $131,830,946
                                                              ------------
Gross unrealized appreciation                                 $ 23,901,047
Gross unrealized depreciation                                   (2,042,840)
                                                              ------------
    Net unrealized appreciation                               $ 21,858,207
                                                              ------------

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             SIX MONTHS ENDED DECEMBER 31, 2003          YEAR ENDED JUNE 30, 2003
                                             ----------------------------------   -------------------------------
                                                       SHARES            AMOUNT          SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------
Shares sold                                         1,998,361       $17,960,325       9,489,797       $78,336,057
Shares issued to shareholders in
  reinvestment of distributions                       227,047         2,265,931         144,858         1,173,354
Shares reacquired                                  (2,339,720)      (21,640,802)     (1,658,361)      (14,040,456)
                                                   ----------       -----------      ----------       -----------
    Net increase (decrease)                          (114,312)      $(1,414,546)      7,976,294       $65,468,955
                                                   ----------       -----------      ----------       -----------

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended December 31, 2003, was $851. The fund had no borrowings during the period.

(7) Legal Proceedings Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC's investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(C)2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                          ILV-SEM 2/04 100

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for this reporting period. [Required only for annual reports.]

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not required at this time. [Required for reporting periods ending after January 1, 2004 (beginning with N-CSR's filed at the end of March 2004, for January 31, 2004 reporting period).]

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST



By (Signature and Title)*  ROBERT J. MANNING
                           ---------------------------------------
                           Robert J. Manning, President

Date:    February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                           ---------------------------------------
                           Robert J. Manning, President (Principal
                           Executive Officer)

Date:    February 23, 2004



By (Signature and Title)*  RICHARD M. HISEY
                           ---------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and
                           Accounting Officer)

Date:    February 23, 2004


* Print name and title of each signing officer under his or her signature.